[Logo Omitted]


                                The Pillar Funds
                           YOUR INVESTMENT FOUNDATION

                           [GRAPHIC OF COLUMN OMITTED]

                                   SEMI-ANNUAL
                                     REPORT

                                 To Shareholders

                                  June 30, 1998

                                TABLE OF CONTENTS

          Letter to Shareholders ..............................  1
          Statement of NetAssets                                 3
          Statement of Operations ............................. 39
          Statements of Changes in Net Assets ................. 42
          Financial Highlights ................................ 48
          Notes to Financial Statements ....................... 54


                      NOT
                     FDIC           MAY LOSE VALUE
                    INSURED         NO BANK GUARANTEE

                                                      [LOGO OMITTED]

                                                       JUNE 30, 1998

Letter to Shareholders

     It always makes sense for investors to diversify their funds. And when you look for ways to do it, international investing is one viable alternative. For many Americans, international investing doesn't come naturally. Living and working in an economically powerful nation, it's easy to think that the financial world begins and ends on Wall Street. Why bother putting investment dollars in places where the companies, the markets, the politics, the cultures, even the currencies are all so, well, foreign?

     The answer is that, as mighty as the U.S. economy may be, our gross national product still accounts for only about a third of the world's output. And less than half of global stock capitalization is represented by U.S. stocks. Ours is a relatively mature economy, making it more stable and predictable for us than foreign systems; but this also makes it a less likely place to look for explosive growth potential. Whether you're talking about the sheer numbers that an open China would represent, the industrialization of a South American country, or the transformation of an Eastern European nation into a true market economy, the rewards for wise investors could be great.

     In short, there's an enormous amount of business activity and opportunity outside of the United States. And international equities can help you take better advantage of portfolio diversification because, historically, they are not as likely to work in tandem with U.S. equities and may thereby help smooth out fluctuations, cushion downturns and contribute to possible long-term success for the investor. You should remember that, in addition to the normal risks associated with equity investing, international investing may entail the risk of capital loss due to unfavorable fluctuations in currency values, as well as economic or political instability in other nations.

     Peter Newell, Managing Director, Senior Vice President of Vontobel USA Inc. said, "We're operating in an environment of low interest rates and low inflation, and the combination of those two has usually been good for global equities."
                                                           (CONTINUED NEXT PAGE)

     It takes special skills, good contacts and research to discover, analyze and track promising stocks in other countries. The fund manager of the Pillar International Growth Fund provides the necessary skills and guidance to help you make sense out of complex international markets.
     Before you invest in international funds, you'll want to learn what's available. First, the words "global" and "international" are not interchangeable in the mutual fund industry. A global fund combines securities of both U.S. and foreign countries, while an international fund focuses only on non-U.S. securities.
     The Pillar Funds family includes an international fund to fit into your personal investment plans.
     There are certainly risks involved in international investing, but as we move toward a global economy, diversifying with an international fund usually makes sense in the long run, because of the potential for maximum growth and less dependence on the U.S. market alone.

Sincerely,

/S/ Signature Omitted                                    /S/ Signature Omitted


Mark Nagle                                              Hilton M. Jervey, CFA
President and CEO                                       Senior Vice President
The Pillar Funds                                        Chief Investment Officer
                                                        Summit Bank

                                                                  [LOGO OMITTED]

                                                       JUNE 30, 1998 (UNAUDITED)

Statement of Net Assets

U.S. TREASURY SECURITIES MONEY MARKET FUND
--------------------------------------------------------------------------------
                                        FACE
DESCRIPTION                         AMOUNT (000)   VALUE (000)
--------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS--47.6%
   U.S. Treasury Bill (A)
     4.985%, 07/23/98                  $30,000       $  29,909
                                                     ---------
   U.S. Treasury Notes
     5.250%, 07/31/98                   30,000          29,999
     5.875%, 08/15/98                   17,000          17,010
     4.750%, 08/31/98                   80,000          79,921
     4.750%, 09/30/98                   20,000          19,966
     4.750%, 10/31/98                   65,000          64,838
     5.500%, 11/15/98                   20,000          20,004
     5.000%, 01/31/99                   20,000          19,941
   U.S. Treasury STRIPS
     5.420%, 08/15/98                   28,000          27,819
                                                     ---------
Total U.S. Treasury Obligations
   (Cost $309,407)                                     309,407
                                                     ---------

REPURCHASE AGREEMENTS--52.3%
   Barclays
     5.73%, dated 06/30/98, matures
     07/01/98, repurchase price
     $155,011,034 (collateralized by
     U.S. Treasury Securities, total
     market value $158,086,664) (B)    154,986         154,986
   J.P. Morgan
     5.73%, dated 06/30/98, matures
     07/01/98, repurchase price
     $155,211,744 (collateralized by
     U.S. Treasury Securities, total
     market value $158,291,361) (B)    155,187         155,187
   Morgan Stanley
     5.73%, dated 06/30/98, matures
     07/01/98, repurchase price
     $30,265,414 (collateralized by
     U.S. Treasury Securities, total
     market value $31,020,986) (B)      30,261          30,261
                                                     ---------
Total Repurchase Agreements
   (Cost $340,434)                                     340,434
                                                     ---------
Total Investments--99.9%
   (Cost $649,841)                                     649,841
                                                     ---------
OTHER ASSETS AND LIABILITIES, NET--0.1%                    836
                                                     ---------
NET ASSETS:
   Portfolio Shares of Class I (unlimited
     authorization -- no par value) based
     on 616,568,794 outstanding shares
     of beneficial interest                            616,569

--------------------------------------------------------------------------------
                                        FACE
DESCRIPTION                         AMOUNT (000)   VALUE (000)
--------------------------------------------------------------------------------
   Portfolio Shares of Class A (unlimited
     authorization -- no par value) based
     on 33,806,000 outstanding shares
     of beneficial interest                          $  33,806
   Accumulated net realized gain on investments            302
                                                     ---------
Total Net Assets--100.0%                             $ 650,677
                                                     =========
Net Asset Value, Offering and Redemption
   Price Per Share-- Class I                             $1.00
                                                     =========
Net Asset Value and Redemption Price
   Per Share -- Class A                                  $1.00
                                                     =========
(A) THE RATES REFLECTED ON THE STATEMENT OF NET ASSETS REPRESENTS THE SECURITY'S DISCOUNT RATE AT PURCHASE.
(B) TRI-PARTY REPURCHASE AGREEMENT.
STRIPS -- SEPARATE TRADING OF REGISTERED INTEREST AND PRINCIPAL OF SECURITIES.
          THE RATE REFLECTED ON THE STATEMENT OF NET ASSETS REPRESENTS THE SECURITY'S EFFECTIVE YIELD AT PURCHASE.

PRIME OBLIGATION MONEY MARKET FUND
--------------------------------------------------------------------------------
COMMERCIAL PAPER--76.9%
BANKING--13.5%
   Abbey National Bank
     5.480%, 07/02/98                 $  5,000           4,999
     5.480%, 07/17/98                   15,000          14,963
   Banc One Funding
     5.500%, 07/07/98                    5,000           4,995
     5.520%, 07/31/98                    7,000           6,968
     5.510%, 09/11/98                    7,000           6,923
   Banker's Trust
     5.400%, 08/26/98                    5,000           4,958
     5.500%, 09/14/98                    5,000           4,943
     5.500%, 11/04/98                      200             196
     5.460%, 01/04/99                    5,000           4,858
   Norwest Financial
     5.520%, 07/06/98                   10,000           9,992
   Toronto Dominion
     5.360%, 08/12/98                    5,000           4,969
                                                     ---------
                                                        68,764
                                                     ---------
FINANCIAL SERVICES--42.6%
   American Express
     5.500%, 07/20/98                    5,000           4,986
     5.500%, 07/21/98                    5,000           4,985
     5.520%, 08/10/98                    5,000           4,969
     5.510%, 08/14/98                    5,000           4,966
   ANZ Delaware
     5.520%, 07/01/98                    7,000           7,000

Statement of Net Assets
PRIME OBLIGATION MONEY MARKET FUND (CONTINUED)
--------------------------------------------------------------------------------
                                        FACE
DESCRIPTION                         AMOUNT (000)   VALUE (000)
--------------------------------------------------------------------------------
   Centric Funding
     5.370%, 07/13/98                 $  5,000       $   4,991
     5.400%, 11/25/98                    9,200           8,997
   Ford Motor Credit
     5.700%, 07/02/98                    5,000           4,999
     5.570%, 07/08/98                    5,000           4,995
     5.510%, 07/22/98                    5,000           4,984
     5.490%, 09/21/98                    5,000           4,938
   General Electric Capital
     5.490%, 07/20/98                    5,000           4,986
     5.440%, 08/04/98                    5,000           4,974
     5.510%, 08/10/98                    5,000           4,969
     5.510%, 10/21/98                    5,000           4,914
   Goldman Sachs
     5.500%, 08/19/98                   10,000           9,925
     5.520%, 08/26/98                   10,000           9,914
   International Lease
     5.450%, 08/14/98                   10,000           9,933
   J.P. Morgan
     5.540%, 07/17/98                    2,000           1,995
     5.350%, 08/21/98                    5,000           4,962
     5.480%, 12/11/98                    5,500           5,364
   Merrill Lynch
     5.520%, 07/06/98                    5,000           4,996
     5.460%, 09/11/98                    5,000           4,945
     5.420%, 09/21/98                    5,000           4,938
     5.520%, 10/20/98                    5,000           4,915
   Paccar
     5.530%, 07/14/98                   10,000           9,980
     5.530%, 07/20/98                    3,950           3,938
     5.560%, 07/28/98                    5,000           4,979
   Societe General
     5.520%, 07/07/98                    5,000           4,995
     5.500%, 07/17/98                   10,000           9,976
     5.470%, 10/07/98                    3,050           3,005
   Transamerica
     5.530%, 07/22/98                    5,000           4,984
     5.510%, 08/14/98                   10,000           9,933
     5.510%, 08/17/98                    3,020           2,998
   USAA Capital
     5.520%, 08/17/98                   10,000           9,928
     5.460%, 08/28/98                   10,000           9,912
                                                     ---------
                                                       217,168
                                                     ---------
INDUSTRIAL--12.4%
   American Home Products
     5.500%, 08/21/98                    1,000             992
     5.510%, 08/28/98                    5,000           4,956
     5.490%, 10/15/98                    5,000           4,919
   Ciesco
     5.510%, 07/13/98                   10,000           9,982
     5.500%, 08/14/98                   10,000           9,933

--------------------------------------------------------------------------------
                                        FACE
DESCRIPTION                         AMOUNT (000)   VALUE (000)
--------------------------------------------------------------------------------
   Colonial Pipeline
     5.530%, 08/28/98                 $  2,711       $   2,687
     5.430%, 09/11/98                    5,000           4,946
     5.480%, 10/16/98                      500             492
   Hasbro
     5.600%, 07/20/98                   10,000           9,970
   McGraw Hill
     5.500%, 09/23/98                   10,000           9,872
   Pitney Bowes
     5.700%, 07/10/98                    4,600           4,593
                                                     ---------
                                                        63,342
                                                     ---------
UTILITIES--8.4%
   Consolidated Edison
     5.570%, 07/16/98                    4,500           4,490
     5.550%, 07/20/98                    2,715           2,707
   Florida Power
     5.520%, 07/22/98                    4,320           4,306
   Georgia Power
     5.530%, 07/10/98                    2,500           2,497
     5.500%, 07/16/98                    7,000           6,984
   National Rural Utilities Cooperative
     5.500%, 07/23/98                    6,000           5,980
     5.470%, 07/30/98                    5,000           4,978
   Southern California Edison
     5.620%, 07/16/98                   11,000          10,974
                                                     ---------
                                                        42,916
                                                     ---------
Total Commercial Paper
   (Cost $392,190)                                     392,190
                                                     ---------
U.S. GOVERNMENT AGENCY OBLIGATIONS--9.6%
   Federal Farm Credit Bank
     5.460%, 07/01/98                    5,000           5,000
     5.430%, 09/01/98                    5,000           5,000
     5.530%, 10/01/98                    3,000           3,000
   Federal Home Loan Bank
     5.579%, 01/27/99                    5,000           5,000
     5.610%, 03/02/99                    5,000           5,000
     5.615%, 03/12/99                    5,000           5,000
     5.700%, 03/17/99                    5,000           5,000
     5.720%, 04/23/99                    5,000           5,000
     5.752%, 05/12/99                    5,000           5,000
     5.750%, 05/27/99                    6,000           6,000
                                                     ---------
Total U.S. Government Agency Obligations
   (Cost $49,000)                                       49,000
                                                     ---------
CORPORATE OBLIGATION--1.0%
   John Deere (MTN)
     5.850%, 10/28/98                    5,000           4,999
                                                     ---------
Total Corporate Obligation
   (Cost $4,999)                                         4,999
                                                     ---------

                                                                  [LOGO OMITTED]
                                                       JUNE 30, 1998 (UNAUDITED)

--------------------------------------------------------------------------------
                                        FACE
DESCRIPTION                         AMOUNT (000)   VALUE (000)
--------------------------------------------------------------------------------
REPURCHASE AGREEMENTS--13.4%
   Barclays
     5.73%, dated 06/30/98, matures
     07/01/98, repurchase price
     $31,420,818 (collateralized by
     U.S. Treasury Securities, total
     market value $32,044,675) (A)     $31,416        $ 31,416
   J.P. Morgan
     5.73%, dated 06/30/98, matures
     07/01/98, repurchase price
     $37,200,956 (collateralized by
     U.S. Treasury Securities, total
     market value $37,933,759) (A)      37,195          37,195
                                                      --------
Total Repurchase Agreements
   (Cost $68,611)                                       68,611
                                                      --------
Total Investments--100.9%
   (Cost $514,800)                                     514,800
                                                      --------
OTHER ASSETS AND LIABILITIES, NET--(0.9%)               (4,589)
                                                      --------
NET ASSETS:
   Portfolio Shares of Class I (unlimited
     authorization -- no par value) based
     on 437,787,131 outstanding shares
     of beneficial interest                            437,787
   Portfolio Shares of Class A (unlimited
     authorization -- no par value) based
     on 19,026,354 outstanding shares
     of beneficial interest                             19,027
   Portfolio Shares of Class B (unlimited
     authorization -- no par value) based
     on 63,638 outstanding shares
     of beneficial interest                                 64
   Portfolio Shares of Class S (unlimited
     authorization -- no par value) based
     on 53,352,130 outstanding shares
     of beneficial interest                             53,352
   Undistributed net investment income                      13
   Accumulated net realized loss on investments            (32)
                                                      --------
Total Net Assets--100.0%                              $510,211
                                                      --------
Net Asset Value, Offering and Redemption
   Price Per Share-- Class I                             $1.00
                                                      ========
Net Asset Value and Redemption Price
   Per Share -- Class A                                  $1.00
                                                      ========
Net Asset Value and Redemption Price
   Per Share -- Class B                                  $1.00
                                                      ========
Net Asset Value and Redemption Price
   Per Share -- Class S                                  $1.00
                                                      ========
(A) TRI-PARTY REPURCHASE AGREEMENT.
MTN -- MEDIUM TERM NOTE


TAX-EXEMPT MONEY MARKET FUND
--------------------------------------------------------------------------------
                                        FACE
DESCRIPTION                         AMOUNT (000)   VALUE (000)
--------------------------------------------------------------------------------


MUNICIPAL BONDS--89.0%
ALABAMA--1.8%
   State, Public School &
     College Authority (RB)
     4.500%, 11/01/98                   $1,490        $  1,493
                                                      --------
ALASKA--1.9%
   Kenai Peninsula (GO) (AMBAC)
     8.300%, 01/01/99                    1,500           1,535
                                                      --------
ARIZONA--3.0%
   Avondale, Industrial
     Development (RB) (A) (B)
     3.600%, 07/01/98                    1,500           1,500
   State, Transportation
     Board (RB) (MBIA)
     6.800%, 07/01/98                    1,000           1,000
                                                       --------
                                                         2,500
                                                       --------
FLORIDA--2.1%
   Jacksonville (CP)
     3.600%, 09/08/98                    1,750           1,750
                                                      --------
GEORGIA--2.4%
   Marietta, Housing Authority,
     Bells Ferry (RB) (A) (C)
     3.950%, 07/15/98                    1,955           1,955
                                                      --------
ILLINOIS--2.4%
   State, Development Finance Authority,
     Illinois Power Project,
     Series B (RB) (A) (B) (C)
     3.500%, 07/01/98                    2,000           2,000
                                                      --------
LOUISIANA--11.4%
   New Orleans, Aviation Board,
     Series A (RB) (MBIA) (A) (B) (C)
     3.500%, 07/01/98                    2,000           2,000
   New Orleans, Aviation Board,
     Series B (RB) (MBIA) (A) (B) (C)
     3.500%, 07/01/98                    3,000           3,000
   New Orleans, Aviation Board,
     Series C (GO) (MBIA) (A) (B) (C)
     3.500%, 07/01/98                    1,400           1,400
   State, Public Facilities Authority,
     Willis-Knighton Medical
     Center (RB) (AMBAC) (A) (B) (C)
     3.500%, 07/01/98                    3,000           3,000
                                                      --------
                                                         9,400
                                                      --------

Statement of Net Assets

--------------------------------------------------------------------------------
                                        FACE
DESCRIPTION                         AMOUNT (000)   VALUE (000)
--------------------------------------------------------------------------------

MARYLAND--0.6%
   State, Department of
     Transportation (RB)
     6.400%, 07/15/98                  $   500        $    501
                                                      --------
MICHIGAN--1.5%
   State, Hospital Financing Authority,
     Hospital Equipment
     Program (RB) (A) (B) (C)
     3.600%, 07/01/98                    1,200           1,200
                                                      --------
MINNESOTA--1.7%
   New Brighton, Industrial
     Development Authority,
     Unicare Nursing Homes
     Project (A) (B) (C)
     3.700%, 07/01/98                    1,400           1,400
                                                      --------
MISSOURI--1.5%
   Springfield, Industrial Development
     Authority, Pebblecreek
     Apartments (RB) (A) (B) (C)
     3.550%, 07/01/98                    1,200           1,200
                                                      --------
NEVADA--1.2%
   Las Vegas, Nevada Convention &
     Visitors Authority (GO) (MBIA)
     5.400%, 07/01/98                    1,000           1,000
                                                      --------
NEW JERSEY--31.2%
   Borough of Paramus (BAN)
     3.820%, 08/13/98                    1,500           1,500
   City of Summit (BAN)
     4.000%, 12/17/98                      900             901
   Essex County, Series A (BAN)
     4.250%, 08/07/98                    1,700           1,701
   Hackensack (BAN)
     4.000%, 12/17/98                    1,500           1,501
   Morristown (TAN)
     3.800%, 02/11/99                    2,000           2,002
   North Arlington (BAN)
     4.250%, 07/22/98                    1,000           1,000
   Passiac County, Series 97b  (MBIA)
     3.900%, 08/04/98                    1,000           1,000
   Paterson (GO) (FSA)
     4.750%, 08/15/98                    1,120           1,121
   Salem County (CP)
     3.400%, 09/09/98                    1,500           1,500
   State (GO)
     4.500%, 03/01/99                    2,500           2,516
   State, Economic Development
     Authority, Peddie School
     Project (RB) (A) (B) (C)
     3.500%, 07/02/98                    1,350           1,350
   State, Education Authority (RB)
     6.850%, 07/01/99                    2,000           2,097
   State, Transportation Authority (RB)
     5.000%, 12/15/98                    1,410           1,419

--------------------------------------------------------------------------------
                                        FACE
DESCRIPTION                         AMOUNT (000)   VALUE (000)
--------------------------------------------------------------------------------

   Summit (BAN)
     4.000%, 07/21/98                  $   300       $     300
     4.000%, 02/23/99                      800             801
   Tewksbury Township (BAN)
     3.875%, 02/11/99                    1,000           1,001
   West Deptford Township (BAN)
     4.250%, 12/23/98                    2,000           2,005
   Westwood (GO)
     4.250%, 08/17/98                    2,000           2,001
                                                      --------
                                                        25,716
                                                      --------
NEW YORK--7.2%
   New York City, Municipal Water
     Finance Agency (RB) (FGIC) (A)
     3.800%, 07/01/98                    2,000           2,000
   Port Authority of New York
     and New Jersey (CP)
     3.500%, 10/16/98                    3,950           3,950
                                                      --------
                                                         5,950
                                                      --------
NORTH CAROLINA--1.3%
   Wake County, Carolina Power &
     Light Company (RB) (A) (B) (C)
     3.500%, 07/01/98                    1,100           1,100
                                                      --------
PENNSYLVANIA--3.0%
   Washington County, State Authority
     Lease Revenue, Higher Education
     Pooled Equipment Lease (RB) (A)
     3.650%, 07/01/98                    2,500           2,500
                                                      --------
SOUTH CAROLINA--1.2%
   York County, Pollution
     Control Revenue (RB) (A)
     3.500%, 09/15/98                    1,000           1,000
                                                      --------
TENNESSEE--4.6%
   Morristown, Industrial Development
     Board, Williamhouse
     Regency (RB) (A) (B)
     3.800%, 07/01/98                    1,800           1,800
   Nashville & Davidson Counties,
     Old Hickory Towers,
     Series A (RB) (A) (B) (C)
     3.800%, 07/01/98                    2,000           2,000
                                                      --------
                                                         3,800
                                                      --------
TEXAS--3.7%
   Austin, Utility Authority (CP)
     3.750%, 07/11/98                    1,000           1,000
   Harris County (GO)
     5.750%, 10/01/98                    2,000           2,010
                                                      --------
                                                         3,010
                                                      --------
VIRGINIA--1.0%
   Franklin County (GO)
     5.600%, 07/15/98                      825             826
                                                      --------

6

                                                                  [LOGO OMITTED]
                                                       JUNE 30, 1998 (UNAUDITED)

--------------------------------------------------------------------------------
                                    FACE AMOUNT/
DESCRIPTION                         SHARES (000)   VALUE (000)
--------------------------------------------------------------------------------

WASHINGTON--2.6%
   Chelan County, Public Utility
     District, Chelan Hydro Project,
     Series A (RB) (MBIA) (A)
     3.500%, 07/01/98                   $2,130        $  2,130
                                                      --------
WISCONSIN--1.7%
   State, Transportation (RB)
     4.600%, 07/01/98                    1,400           1,400
                                                      --------
Total Municipal Bonds
   (Cost $73,366)                                       73,366
                                                      --------
U.S. TREASURY OBLIGATION--3.6%
   U.S. Treasury Bill (D)
     4.700%, 07/02/98                    3,000           3,000
                                                      --------
Total U.S. Treasury Obligation
   (Cost $3,000)                                         3,000
                                                      --------
CASH EQUIVALENTS--6.6%
   Goldman Sachs Tax-Free
     Money Market                        1,567           1,567
   SEI Institutional Tax-Free
     Portfolio                           3,874           3,874
                                                      --------
Total Cash Equivalents
   (Cost $5,441)                                         5,441
                                                      --------
Total Investments--100.0%
   (Cost $81,807)                                       81,807
                                                      --------
OTHER ASSETS AND LIABILITIES, NET--0.8%                    671
                                                      --------
NET ASSETS:
   Portfolio Shares of Class I (unlimited
     authorization -- no par value) based
     on 74,626,162 outstanding shares
     of beneficial interest                             74,626
   Portfolio Shares of Class A (unlimited
     authorization -- no par value) based
     on 7,858,646 outstanding shares
     of beneficial interest                              7,858
   Undistributed net investment income                       1
   Accumulated net realized loss on investments             (7)
                                                      --------
Total Net Assets--100.0%                               $82,478
                                                      ========
Net Asset Value, Offering and Redemption
   Price Per Share-- Class I                             $1.00
                                                      ========
Net Asset Value, Offering and Redemption
   Price Per Share-- Class A                             $1.00
                                                      ========

(A) FLOATING RATE INSTRUMENT WITH DEMAND FEATURES. THE RATE REFLECTED ON THE STATEMENT OF NET ASSETS IS THE RATE IN EFFECT ON JUNE 30, 1998. THE DATE SHOWN IS THE LONGER OF THE RESET OR THE DEMAND DATE.
(B) PUT OR DEMAND FEATURES EXIST REQUIRING THE ISSUER TO REPURCHASE THE INSTRUMENT PRIOR TO MATURITY.
(C) SECURITIES ARE HELD IN CONNECTION WITH A LETTER OF CREDIT OR OTHER CREDIT SUPPORT.

--------------------------------------------------------------------------------
                                    FACE AMOUNT
DESCRIPTION                             (000)      VALUE (000)
--------------------------------------------------------------------------------
(D) THE RATE REFLECTED ON THE STATEMENT OF NET ASSETS REPRESENTS THE SECURITY'S DISCOUNT RATE AT PURCHASE.
BAN -- BOND ANTICIPATION NOTE
CP -- COMMERCIAL PAPER
GO -- GENERAL OBLIGATION
RB -- REVENUE BOND
TAN -- TAX ANTICIPATION NOTE
THE FOLLOWING ORGANIZATIONS HAVE PROVIDED UNDERLYING CREDIT SUPPORT FOR CERTAIN SECURITIES AS DEFINED IN THE STATEMENT OF NET ASSETS:
AMBAC -- AMERICAN MUNICIPAL BOND ASSURANCE CORPORATION
FGIC -- FINANCIAL GUARANTY INSURANCE COMPANY
FSA -- FINANCIAL SECURITIES ASSURANCE
MBIA -- MUNICIPAL BOND INVESTORS ASSURANCE

U.S. TREASURY SECURITIES PLUS MONEY
MARKET FUND
--------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS--60.8%
   U.S. Treasury Bill (A)
     4.985%, 07/23/98                $   3,000        $  2,991
   U.S. Treasury Notes
     5.250%, 07/31/98                    4,000           4,000
     5.875%, 08/15/98                    3,000           3,002
     4.750%, 08/31/98                   20,000          19,980
     4.750%, 09/30/98                    3,000           2,995
     4.750%, 10/31/98                    2,000           1,995
   U.S. Treasury STRIPS
     5.330%, 08/15/98                    2,000           1,987
                                                      --------
Total U.S. Treasury Obligations
   (Cost $36,950)                                       36,950
                                                      --------
REPURCHASE AGREEMENTS--38.8%
   Barclays
     5.73%, dated 06/30/98, matures
     07/01/98, repurchase price
     $11,894,391 (collateralized by
     U.S. Treasury Securities, total
     market value $12,130,839) (B)      11,893          11,893
   J.P. Morgan
     5.73%, dated 06/30/98, matures
     07/01/98, repurchase price
     $11,703,999 (collateralized by
     U.S. Treasury Securities, total
     market value $11,936,446) (B)      11,702          11,702
                                                      --------
Total Repurchase Agreements
   (Cost $23,595)                                       23,595
                                                      --------
Total Investments--99.6%
   (Cost $60,545)                                       60,545
                                                      --------
OTHER ASSETS AND LIABILITIES, NET--0.4%                    246
                                                      --------

Statement of Net Assets

--------------------------------------------------------------------------------
                                        FACE
DESCRIPTION                         AMOUNT (000)   VALUE (000)
--------------------------------------------------------------------------------
NET ASSETS:
   Portfolio Shares of Class I (unlimited
     authorization -- no par value) based
     on 60,809,102 outstanding shares
     of beneficial interest                            $60,809
   Accumulated net realized loss on investments            (18)
                                                      --------
Total Net Assets--100.0%                               $60,791
                                                      ========
Net Asset Value, Offering and Redemption
   Price Per Share-- Class I                             $1.00
                                                      ========
(A) THE RATE REFLECTED ON THE STATEMENT OF NET ASSETS REPRESENTS THE SECURITY'S DISCOUNT RATE AT PURCHASE.
(B) TRI-PARTY REPURCHASE AGREEMENT.
STRIPS -- SEPARATE TRADING OF REGISTERED INTEREST AND PRINCIPAL OF SECURITIES.
          THE RATE REFLECTED ON THE STATEMENT OF NET ASSETS REPRESENTS THE SECURITY'S EFFECTIVE YIELD AT PURCHASE.

INSTITUTIONAL SELECT MONEY MARKET FUND
--------------------------------------------------------------------------------
COMMERCIAL PAPER--64.0%
BANKS--12.9%
   Abbey National Bank
     5.480%, 07/02/98                   $2,000           2,000
     5.480%, 07/17/98                    2,000           1,995
   Banc One Funding
     5.500%, 07/07/98                    1,000             999
     5.500%, 07/15/98                      500             499
     5.520%, 07/31/98                    1,000             995
     5.510%, 08/21/98                    1,000             992
   Banker's Trust
     5.520%, 07/07/98                      850             849
     5.400%, 08/26/98                    2,000           1,983
     5.460%, 01/04/99                    1,000             972
   Toronto Dominion
     5.360%, 08/12/98                    1,000             994
                                                      --------
                                                        12,278
                                                      --------
FINANCIAL SERVICES--35.6%
   ABN-AMRO
     5.460%, 07/13/98                    2,600           2,595
     5.470%, 07/13/98                      500             499
   American Express
     5.500%, 07/21/98                    1,000             997
     5.510%, 08/14/98                    1,000             993
   Centric Funding
     5.370%, 07/13/98                    1,000             998
     5.550%, 07/22/98                      700             698
   Ford Motor Credit
     5.550%, 07/13/98                    1,000             998
     5.510%, 07/22/98                    1,000             997
     5.470%, 08/19/98                    1,000             993
     5.490%, 09/21/98                    1,000             987

--------------------------------------------------------------------------------
                                        FACE
DESCRIPTION                         AMOUNT (000)   VALUE (000)
--------------------------------------------------------------------------------
   General Electric Capital
     5.480%, 07/09/98                   $1,000      $      999
     5.380%, 07/20/98                      500             499
     5.430%, 08/13/98                    1,000             994
     5.460%, 09/21/98                    1,000             988
     5.510%, 10/21/98                    1,000             983
   General Motors Acceptance
     5.540%, 07/10/98                      600             599
   International Lease
     5.380%, 08/03/98                    1,500           1,493
     5.450%, 08/14/98                    1,100           1,093
   J.P. Morgan
     5.350%, 08/21/98                    1,000             992
   Merrill Lynch
     5.390%, 08/28/98                    1,000             991
     5.450%, 09/18/98                    1,000             988
     5.510%, 09/30/98                    1,100           1,085
     5.520%, 10/20/98                    1,000             983
   Paccar
     5.550%, 07/23/98                      600             598
   Societe General
     5.500%, 07/17/98                    2,000           1,995
   Transamerica
     5.530%, 07/07/98                    2,900           2,897
     5.500%, 07/10/98                    1,000             999
     5.510%, 08/14/98                    1,000             993
   USAA Capital
     5.380%, 07/14/98                    1,000             998
     5.460%, 08/28/98                    2,000           1,982
                                                      --------
                                                        33,904
                                                      --------
INDUSTRIAL--8.9%
   American Home Products
     5.500%, 08/21/98                    2,000           1,984
   Ciesco
     5.510%, 07/13/98                      500             499
     5.600%, 07/20/98                      700             698
     5.500%, 08/14/98                    1,650           1,639
     5.560%, 08/14/98                      750             745
   Colonial Pipeline
     5.480%, 10/16/98                    1,000             984
   McGraw Hill
     5.500%, 09/23/98                    2,000           1,974
                                                      --------
                                                         8,523
                                                      --------
UTILITIES--6.6%
   BellSouth
     5.500%, 08/27/98                      890             882
   Consolidated Edison
     5.550%, 07/20/98                    2,600           2,592
   Florida Power
     5.510%, 07/15/98                    1,000             998
     5.520%, 07/22/98                    1,000             997

                                                                  [LOGO OMITTED]
                                                       JUNE 30, 1998 (UNAUDITED)

--------------------------------------------------------------------------------
                                        FACE
DESCRIPTION                         AMOUNT (000)       VALUE
--------------------------------------------------------------------------------
   Southern California Edison
     5.620%, 07/16/98                   $  800       $     798
                                                      --------
                                                         6,267
                                                      --------
Total Commercial Paper
   (Cost $60,972)                                       60,972
                                                      --------
U.S. GOVERNMENT AGENCY OBLIGATIONS--13.2%
   Federal Home Loan Bank (A)
     5.579%, 01/27/99                    1,000           1,000
     5.610%, 03/02/99                    1,000           1,000
     5.615%, 03/12/99                    1,000           1,000
     5.700%, 03/17/99                    2,000           2,000
     5.650%, 03/30/99                    1,100           1,100
     5.720%, 04/23/99                    2,000           2,000
     5.752%, 05/12/99                    2,000           2,000
     5.750%, 05/27/99                    2,500           2,500
                                                      --------
Total U.S. Government Agency Obligations
   (Cost $12,600)                                       12,600
                                                      --------
CORPORATE OBLIGATION--0.5%
   John Deere (MTN)
     5.850%, 10/28/98                      500             500
                                                      --------
Total Corporate Obligation
   (Cost $500)                                             500
                                                      --------
REPURCHASE AGREEMENTS--22.6%
   Barclays
     5.73%, dated 06/30/98, matures
     07/01/98, repurchase price
     $9,846,482 (collateralized by
     U.S. Treasury Securities, total
     market value $10,042,150) (B)       9,845           9,845
   J.P. Morgan
     5.73%, dated 06/30/98, matures
     07/01/98, repurchase price
     $11,674,048 (collateralized by
     U.S. Treasury Securities, total
     market value $11,906,027) (B)      11,672          11,672
                                                      --------
Total Repurchase Agreements
   (Cost $21,517)                                       21,517
                                                      --------
Total Investments--100.3%
   (Cost $95,589)                                       95,589
                                                      --------
OTHER ASSETS AND LIABILITIES, NET--(0.3%)                 (293)
                                                      --------
--------------------------------------------------------------------------------
                                    FACE AMOUNT/
DESCRIPTION                         SHARES (000)       VALUE
--------------------------------------------------------------------------------
NET ASSETS:
   Portfolio Shares of Class I (unlimited
     authorization -- no par value) based
     on 95,295,741 outstanding shares
     of beneficial interest                           $ 95,296
                                                      --------
Total Net Assets--100.0%                              $ 95,296
                                                      ========
Net Asset Value, Offering and Redemption
   Price Per Share-- Class I                             $1.00
                                                      ========

(A) THE RATE REFLECTED ON THE STATEMENT OF NET ASSETS REPRESENTS THE SECURITY'S DISCOUNT RATE AT PURCHASE.
(B) TRI-PARTY REPURCHASE AGREEMENT.
MTN -- MEDIUM TERM NOTE

SHORT-TERM INVESTMENT FUND
--------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS--94.8%
   U.S. Treasury Bills (A)
     4.500%, 07/09/98                     $700             699
     5.300%, 08/20/98                      900             894
     5.075%, 03/04/99                      500             483
                                                      --------
Total U.S. Treasury Obligations
   (Cost $2,075)                                         2,076
                                                      --------
CASH EQUIVALENTS--5.2%
   SEI Liquid Asset Trust--
     Government Portfolio                   86              86
   SEI Liquid Asset Trust--
     Treasury Portfolio                     27              27
                                                      --------
Total Cash Equivalents
   (Cost $113)                                             113
                                                      --------
Total Investments--100.0%
   (Cost $2,188)                                         2,189
                                                      --------
OTHER ASSETS AND LIABILITIES, NET--0.0%                      0
                                                      --------
NET ASSETS:
   Portfolio Shares of Class I (unlimited
     authorization -- no par value) based
     on 185,488 outstanding shares
     of beneficial interest                              1,902
   Portfolio Shares of Class A (unlimited
     authorization -- no par value) based
     on 32,648 outstanding shares
     of beneficial interest                                328
   Overdistributed of net investment income                 (1)
   Accumulated net realized loss on investments            (41)
   Net unrealized appreciation on investments                1
                                                      --------
Total Net Assets--100.0%                              $  2,189
                                                      ========

Statement of Net Assets

--------------------------------------------------------------------------------
                                    FACE AMOUNT        MARKET
DESCRIPTION                             (000)        VALUE (000)
--------------------------------------------------------------------------------

Net Asset Value, Offering and Redemption
   Price Per Share-- Class I                            $10.04
                                                      ========
Net Asset Value and Redemption Price
   Per Share -- Class A                                 $10.03
                                                      ========
Maximum Offering Price Per Share  --
   Class A ($10.03 / 99%)                               $10.13
                                                      ========

(A) THE RATE REFLECTED ON THE STATEMENT OF NET ASSETS REPRESENTS THE SECURITY'S DISCOUNT RATE AT PURCHASE.


FIXED INCOME FUND
--------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATIONS--52.4%
   Federal Farm Credit Bank
     6.560%, 12/23/99                 $     60              61
     6.920%, 09/09/03                    1,000           1,053
   Federal Home Loan Bank
     6.250%, 11/06/02                    5,000           5,041
     5.785%, 03/17/03                    5,000           5,017
     6.520%, 04/07/03                    5,000           5,036
     6.380%, 04/29/03                    1,000             999
     7.000%, 10/29/07                    5,000           5,044
     7.200%, 10/30/12                    5,000           5,049
   Federal Home Loan
     Mortgage Corporation
     7.040%, 10/22/03                      750             752
     6.375%, 12/23/03                    1,000             999
     7.030%, 04/05/04                    1,000           1,009
     6.130%, 02/27/06                    1,600           1,630
     7.550%, 08/23/06                    1,000           1,021
     7.585%, 09/19/06                    1,000           1,049
     7.340%, 11/03/06                    2,000           2,037
   Federal National
     Mortgage Association
     5.625%, 03/15/01                    5,000           4,998
     6.800%, 01/10/03                    1,500           1,565
     6.200%, 07/10/03                    3,000           2,995
     6.250%, 08/12/03                    2,960           2,957
     5.930%, 09/26/03                    1,750           1,739
     6.850%, 09/12/05                    1,000           1,018
     7.560%, 06/12/06                      900             940
     7.760%, 08/02/06                    2,000           2,045
     7.060%, 11/29/06                    3,250           3,293
     6.990%, 07/09/07                    5,000           5,165
     5.750%, 02/15/08                    5,000           4,974
   Federal National Mortgage
     Association (MTN)
     6.850%, 05/08/02                    5,000           5,106
     6.360%, 10/23/02                    5,000           5,047
     6.490%, 01/19/06                    1,000           1,006
     6.760%, 07/16/07                    5,000           5,125
     6.210%, 11/07/07                    5,000           5,128

--------------------------------------------------------------------------------
                                        FACE           MARKET
DESCRIPTION                         AMOUNT (000)     VALUE (000)
--------------------------------------------------------------------------------

     6.560%, 12/10/07                   $5,000      $    5,076
     6.810%, 12/18/07                    5,000           5,061
     6.620%, 12/28/07                    4,000           4,019
     6.240%, 01/14/08                    5,000           5,027
     6.290%, 04/23/08                    5,000           5,030
                                                      --------
Total U.S. Government Agency Obligations
   (Cost $111,509)                                     113,111
                                                      --------
CORPORATE BONDS--13.8%
FINANCIAL SERVICES--4.7%
   Cit Group Holdings  (MTN)
     6.250%, 11/22/01                    5,000           5,025
   Ford Motor Credit
     6.250%, 11/08/00                    2,000           2,010
     6.750%, 05/15/05                    1,000           1,031
   General Electric Capital
     5.500%, 11/01/01                    1,000             986
   General Electric Capital (MTN)
     6.875%, 04/15/00                    1,000           1,018
                                                      --------
                                                        10,070
                                                      --------
INDUSTRIAL--6.6%
   Anheuser Busch
     6.750%, 06/01/05                    1,000           1,024
   E.I. DuPont de Nemours
     6.000%, 12/01/01                    2,000           2,000
     6.750%, 10/15/02                    1,000           1,035
   Eli Lilly
     6.250%, 03/15/03                    2,000           2,030
   H.J. Heinz
     6.000%, 03/15/08                    3,000           2,989
   Sears Roebuck
     6.690%, 04/30/01                    3,000           3,045
   SmithKline Beecham (MTN)
     6.625%, 10/01/05                    2,000           2,068
                                                      --------
                                                        14,191
                                                      --------
UTILITIES--2.5%
   AT&T
     7.500%, 06/01/06                    1,000           1,080
   Duke Power
     7.000%, 09/01/05                    1,300           1,341
   U.S. West Communications
     6.125%, 11/15/05                    2,000           1,993
   Union Pacific
     6.125%, 01/15/04                    1,000             995
                                                      --------
                                                        5,409
                                                      --------
Total Corporate Bonds
   (Cost $28,968)                                       29,670
                                                      --------

                                                                  [LOGO OMITTED]
                                                       JUNE 30, 1998 (UNAUDITED)

--------------------------------------------------------------------------------
                                        FACE           MARKET
DESCRIPTION                         AMOUNT (000)     VALUE (000)
--------------------------------------------------------------------------------


MUNICIPAL BONDS--15.1%
   Alabama State, Housing
     Finance Authority (RB)
     7.625%, 08/01/10                  $   815         $   840
   Arkansas State, Development
     Finance Authority (RB)
     9.750%, 11/15/05                      610             678
   Baltimore, Maryland, City
     Parking, Series B (RB) (FGIC)
     7.950%, 07/01/03                      510             550
   Buffalo, New York, Pens System,
     Series D (GO) (FGIC)
     8.500%, 08/15/03                      360             398
   Camden County, New Jersey
     Improvement Authority, Series A (RB)
     7.200%, 01/01/04                    2,200           2,296
   Collier County, Florida, Water and
     Sewer Authority, Series A
     (RB) (FGIC)
     6.300%, 07/01/04                      450             454
     6.750%, 07/01/08                      790             818
   Colorado State, Housing Finance
     Authority, Single Family Program,
     Series B-1 (RB)
     10.400%, 08/01/03                      85              89
   Fort Myers, Florida, Improvement
     Authority, Series B (RB) (AMBAC)
     8.450%, 12/01/03                      645             710
   Gillette, Wyoming, Community
     Program (SOB)
     10.250%, 01/01/11                   1,095           1,231
   Houston, Texas, Airport
     Systems (RB) (FGIC)
     6.100%, 07/01/01                    1,260           1,266
   Metropolitan Washington D.C. &
     Virginia Airport Authority
     (RB) (MBIA)
     6.900%, 10/01/08                    1,980           2,044
   Michigan State, Higher Education
     Student Loan Authority,
     Series XV-C (RB)
     7.250%, 09/01/02                      775             794
   Minneapolis and St. Paul,
     Minnesota, Metropolitan
     Airport Authority, Series 9 (GO)
     8.600%, 01/01/10                      900             998

--------------------------------------------------------------------------------
                                        FACE           MARKET
DESCRIPTION                         AMOUNT (000)     VALUE (000)
--------------------------------------------------------------------------------
   Missouri State, Economic
     Development & Infrastructure
     Board Health Services,
     Series A (RB) (MBIA)
     8.400%, 06/01/04                   $1,350      $    1,500
   Monrovia, California
     Redevelopment Agency (AMBAC)
     8.100%, 05/01/01                      650             684
   New Hampshire State, Business
     Finance Authority, Series A (RB)
     8.600%, 11/01/12                    2,165           2,390
   New Hampshire State, Pease
     Development Authority (GO)
     7.050%, 07/01/06                      410             431
   New Jersey State (COP)
     8.000%, 12/15/02                    1,035           1,102
   New Jersey State, Economic
     Development Authority (RB)
     7.800%, 03/15/07                    1,645           1,760
   New York State, Mortgage
     Agency, Series 15 (RB)
     7.375%, 10/01/12                    2,012           2,083
   Oklahoma City, Oklahoma Airport
     Trust, Junior Lien,
     Series 21 (RB) (MBIA)
     6.750%, 07/01/05                    1,010           1,038
   Oklahoma City, Oklahoma Airport
     Trust, Senior Lien, Series 17 (RB)
     8.300%, 10/01/12                    2,015           2,151
   Oklahoma State, Single Family
     Housing Finance Agency
     (RB) (MBIA)
     8.700%, 09/01/13                    1,015           1,118
   Palm Beach County, Florida,
     Airport Systems Revenue
     (RB) (MBIA)
     9.500%, 10/01/10                    1,325           1,406
   Raleigh, North Carolina, North
     Carolina State University
     (RB) (MBIA)
     7.700%, 12/15/07                    1,175           1,259
   Secaucus, New Jersey, Municipal
     Utilities Authority (RB)
     8.500%, 12/01/06                      600             673
   Vero Beach, Florida, Water and
     Sewer Authority,
     Series A (RB) (FGIC)
     6.400%, 12/01/08                    1,885           1,916
                                                      --------
Total Municipal Bonds
   (Cost $31,445)                                       32,677
                                                      --------

Statement of Net Assets

--------------------------------------------------------------------------------
                                        FACE           MARKET
DESCRIPTION                         AMOUNT (000)     VALUE (000)
--------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS--11.9%
   U.S. Treasury Notes
     5.500%, 03/31/03                $   5,000        $  4,994
     6.125%, 08/15/07                    5,000           5,200
   U.S. Treasury STRIPS
     5.920%, 02/15/03                   15,000          11,688
     5.720%, 02/15/08                    6,500           3,820
                                                      --------
Total U.S. Treasury Obligations
   (Cost $25,526)                                       25,702
                                                      --------

U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS--4.3%
   Federal Home Loan Mortgage
     Corporation
     7.500%, 10/15/01                      972             988
     8.000%, 06/25/04                      470             472
     9.500%, 10/01/04                       91              96
     9.500%, 07/01/06                       46              49
     8.000%, 06/01/07                      157             164
     9.000%, 08/01/08                       79              82
    10.000%, 02/01/09                       52              57
     9.250%, 05/01/09                      388             414
     9.500%, 08/01/09                       38              41
     8.750%, 09/01/09                       53              57
    10.000%, 04/01/10                       26              29
     8.750%, 09/01/10                      127             135
     9.500%, 09/01/10                      124             133
     9.750%, 11/01/10                      122             132
    10.250%, 11/01/10                       12              14
     9.500%, 03/01/11                       29              31
     9.500%, 04/01/11                       89              96
    10.000%, 05/01/11                      142             155
    10.000%, 12/01/13                       34              37
     8.750%, 07/01/15                       24              26
     7.500%, 07/15/15                      740             746
     9.250%, 08/01/15                      192             205
     9.000%, 10/01/15                       78              84
     6.500%, 04/15/16                      588             588
     9.500%, 09/01/16                       21              23
     9.000%, 10/01/16                       39              42
     9.500%, 11/01/16                       39              42
     8.500%, 07/01/17                       52              56
     9.000%, 10/01/19                      149             159
     7.000%, 05/15/20                    1,000           1,002
   Federal National Mortgage Association
     6.500%, 06/15/04                      330             332
     7.000%, 05/25/05                        1               1
     6.950%, 05/25/06                      794             800
     8.000%, 03/01/07                      127             132
     7.000%, 04/01/07                      120             122
     9.000%, 03/01/09                       51              54
     8.500%, 08/01/17                       67              71
     6.700%, 09/25/18                      910             914
     8.000%, 01/25/19                      378             385

--------------------------------------------------------------------------------
                                        FACE           MARKET
DESCRIPTION                         AMOUNT (000)     VALUE (000)
--------------------------------------------------------------------------------
   Government National Mortgage Association
     9.000%, 03/15/08                  $    22        $     24
     9.000%, 11/15/08                      120             129
     9.500%, 10/15/20                       87              95
                                                      --------
Total U.S. Government Mortgage-
   Backed Obligations
   (Cost $9,040)                                         9,214
                                                      --------
ASSET-BACKED SECURITY--0.5%
   Discover Card Master Trust
     6.200%, 05/16/06                    1,000           1,013
                                                      --------
Total Asset-Backed Security
   (Cost $976)                                           1,013
                                                      --------
CASH EQUIVALENTS--1.0%
   SEI Liquid Asset Trust--
     Government Portfolio                1,675           1,675
   SEI Liquid Asset Trust--
     Treasury Portfolio                    416             416
                                                      --------
Total Cash Equivalents
   (Cost $2,091)                                         2,091
                                                      --------
Total Investments--99.0%
   (Cost $209,555)                                     213,478
                                                      --------
OTHER ASSETS AND LIABILITIES, NET--1.0%                  2,060
                                                      --------
NET ASSETS:
   Portfolio Shares of Class I (unlimited
     authorization -- no par value) based
     on 20,093,932 outstanding shares
     of beneficial interest                            204,853
   Portfolio Shares of Class A (unlimited
     authorization -- no par value) based
     on 427,772 outstanding shares
     of beneficial interest                              4,895
   Portfolio Shares of Class B (unlimited
     authorization -- no par value) based
     on 176,499 outstanding shares
     of beneficial interest                              1,829
   Overdistribution of net investment income               (12)
   Accumulated net realized gain on investments             50
   Net unrealized appreciation on investments              923
                                                      --------
Total Net Assets--100.0%                              $215,538
                                                      ========
Net Asset Value, Offering and Redemption
   Price Per Share-- Class I                            $10.41
                                                      ========
Net Asset Value and Redemption
   Price Per Share-- Class A                            $10.39
                                                      ========
Maximum Offering Price Per Share --
   Class A ($10.39 / 95.75%)                            $10.85
                                                      ========
Net Asset Value and Redemption Price
   Per Share-- Class B (1)                              $10.43
                                                      ========

                                                                  [LOGO OMITTED]
                                                       JUNE 30, 1998 (UNAUDITED)



--------------------------------------------------------------------------------
                                    FACE AMOUNT        MARKET
DESCRIPTION                            (000)         VALUE (000)
--------------------------------------------------------------------------------
(1) CLASS B HAS A CONTINGENT DEFERRED SALES CHARGE.
COP -- CERTIFICATE OF PARTICIPATION
GO -- GENERAL OBLIGATION
MTN -- MEDIUM TERM NOTE
RB -- REVENUE BOND
SOB -- SPECIAL OBLIGATION BOND
STRIPS -- SEPARATE TRADING OF REGISTERED INTEREST AND PRINCIPAL OF SECURITIES.
          THE RATE REFLECTED ON THE STATEMENT OF NET ASSETS REPRESENTS THE SECURITY'S EFFECTIVE YIELD AT PURCHASE.
THE FOLLOWING ORGANIZATIONS HAVE PROVIDED UNDERLYING CREDIT SUPPORT FOR CERTAIN SECURITIES AS DEFINED IN THE STATEMENT OF NET ASSETS:
AMBAC -- AMERICAN MUNICIPAL BOND ASSURANCE CORPORATION
FGIC -- FINANCIAL GUARANTY INSURANCE COMPANY
MBIA -- MUNICIPAL BOND INVESTORS ASSURANCE

NEW JERSEY MUNICIPAL SECURITIES FUND
--------------------------------------------------------------------------------
MUNICIPAL BONDS--98.2%
FLORIDA--0.4%
   Dade County, Education Facilities
     Authority, University of Miami
     Project (RB) (MBIA)
     7.650%, 04/01/10                     $500        $    538
                                                      --------
GUAM--0.5%
   Guam Government, Water System (RB)
     6.850%, 07/01/99                      375             387
     6.950%, 07/01/00                      250             265
                                                      --------
                                                           652
                                                      --------
MASSACHUSETTS--0.0%
   State, Housing Finance Agency,
     Single Family Home Project,
     Series 21 (RB) (AMT)
     6.500%, 12/01/10                       60              64
                                                      --------
NEW JERSEY--93.2%
   Atlantic County (GO) (MBIA)
     5.400%, 12/01/04                      200             213
     5.400%, 12/01/05                      400             424
   Atlantic County, Improvement
     Authority, Convention Center
     Project (RB) (MBIA)
     7.375%, 07/01/10                      400             487
   Bayonne (GO) (AMBAC)
     6.200%, 07/15/01                      300             319
   Bayonne (GO) (FGIC)
     5.900%, 05/01/05                      150             163

--------------------------------------------------------------------------------
                                    FACE AMOUNT        MARKET
DESCRIPTION                            (000)         VALUE (000)
--------------------------------------------------------------------------------
   Bayonne, Municipal Authority,
     Water Systems (RB) (MBIA)
     5.000%, 01/01/12                     $500         $   506
   Bedminster Township (GO)
     4.750%, 03/01/10                      820             827
   Bergen County (GO)
     6.350%, 01/15/99                      240             244
     5.125%, 06/15/05                      250             264
   Bergen County, Water Pollution
     Authority (RB) (FGIC)
     4.750%, 12/15/15                      900             876
   Bergen County, General
     Improvement Bonds (GO)
     5.250%, 08/15/00                      300             308
     4.700%, 07/15/02                      400             409
   Bergen County, Utilities Authority,
     Series A (RB) (FGIC)
     6.100%, 06/15/04                      500             546
   Branchburg Township (GO)
     4.600%, 04/01/10                      200             199
     4.650%, 04/01/11                      200             198
   Brick Township, Municipal Utilities
     Authority (RB) (FGIC)
     4.000%, 12/01/98                      300             300
   Bridgeton (GO) (AMBAC)
     5.000%, 01/01/05                      300             306
   Bridgewater & Raritan (GO)
     6.125%, 05/01/05                      200             217
     6.125%, 05/01/06                      100             108
   Burlington County (GO)
     5.200%, 10/01/07                      700             727
   Camden (GO) (AMBAC)
     7.750%, 08/01/99                      200             208
   Camden (GO) (FSA)
     4.300%, 10/01/00                      300             303
   Camden, Board of Education
     (GO) (FSA)
     5.000%, 10/01/05                      310             323
   Camden County (GO) (FGIC)
     5.000%, 02/01/04                      200             208
     5.000%, 02/01/08                      500             519
   Camden County (GO) (MBIA)
     5.600%, 06/01/03                      200             210
   Camden County, Health Systems,
     Catholic Health East, Series B
     (RB) (AMBAC)
     5.000%, 11/15/18                      500             494
   Cape May County (GO) (FGIC)
     6.950%, 10/15/98                      250             252
   Cape May County, Municipal
     Utilities Authority (RB) (AMBAC)
     5.000%, 08/01/03                      800             829

Statement of Net Assets

--------------------------------------------------------------------------------
                                        FACE           MARKET
DESCRIPTION                         AMOUNT (000)     VALUE (000)
--------------------------------------------------------------------------------
   Clifton (GO) (AMBAC)
     6.800%, 10/01/98                  $   250       $     252
   Clinton Township (GO)
     7.350%, 08/01/01                      300             328
   Clinton Township (GO) (FGIC)
     5.000%, 02/15/11                      250             254
   Delaware River & Bay
     Authority (RB) (FGIC)
     5.350%, 01/01/14                    1,000           1,040
   Delaware River, Pennsylvania &
     New Jersey Port Authority
     (RB) (FGIC)
     5.450%, 01/01/12                      250             264
     5.400%, 01/01/13                    1,000           1,047
   Dover Township (GO) (AMBAC)
     6.000%, 10/15/03                      200             217
   Edgewater Borough (GO) (MBIA)
     5.100%, 09/15/00                      300             307
   Edison Township (GO) (AMBAC)
     4.800%, 01/01/05                      300             309
   Edison Township (GO)
     5.700%, 12/01/99                      100             103
     6.500%, 06/01/00                      500             522
     5.400%, 06/01/02                      250             261
   Edison Township (GO) (AMBAC)
     4.500%, 01/01/02                      500             507
   Elizabeth (GO) (FGIC)
     4.300%, 07/15/99                      100             101
     7.900%, 12/01/99                      240             254
     4.625%, 07/15/03                      200             204
   Elizabeth, Additional School
     Building Aid (GO)
     9.000%, 03/01/01                      150             169
   Elizabeth, School Board (GO) (MBIA)
     7.000%, 03/15/04                      250             284
   Essex County (GO) (FSA)
     6.300%, 12/01/01                      300             324
   Essex County (GO) (MBIA)
     4.750%, 07/15/07                      200             206
   Essex County, Improvement
     Authority (RB) (AMBAC)
     4.875%, 12/01/02                      300             309
     5.000%, 12/01/08                      250             260
   Essex County, Jail &
     Youth Housing (RB)
     6.500%, 12/01/06                      345             395
   Essex County, Orange
     School District (RB)
     5.550%, 12/01/04                      150             160
   Essex County, Pre-Refunded
     @ 101 (GO) (AMBAC) (A)
     6.050%, 02/01/99                      145             148

--------------------------------------------------------------------------------
                                        FACE           MARKET
DESCRIPTION                         AMOUNT (000)     VALUE (000)
--------------------------------------------------------------------------------
   Essex County, Property &
     Equipment (RB)
     5.850%, 12/01/03                    $ 300        $    318
   Essex County, Series A
     (GO) (MBIA)
     4.600%, 10/01/03                      200             204
   Essex County, Series B (GO)
     6.850%, 12/15/98                      215             216
   Essex County, Utilities Authority,
     Solid Waste Revenue (RB) (FSA)
     5.000%, 04/01/04                      250             259
   Evesham Township (GO) (FGIC)
     5.000%, 09/15/12                      500             507
   Fair Lawn (GO)
     6.500%, 04/01/99                      200             204
   Fair Lawn, Water Revenue (RB)
     6.500%, 04/01/99                      200             204
   Fort Lee (GO)
     4.850%, 02/01/02                      250             257
   Franklin Township (GO)
     5.600%, 11/01/05                      400             426
   Galloway Township (GO) (AMBAC)
     5.000%, 12/15/09                      350             362
   Gloucester County (GO)
     7.000%, 07/01/98                      250             250
   Gloucester County (GO) (AMBAC)
     5.000%, 09/01/03                      500             512
   Gloucester County, General
     Improvement, Series A
     (GO) (AMBAC)
     4.500%, 01/01/03                      200             202
   Gloucester County, Improvement
     Authority, Landfill Project,
     Series A (RB)
     6.000%, 09/01/06                      300             319
   Gloucester County, Solid Waste
     Resource Revenue (RB) (AMT)
     8.375%, 07/01/10                    1,175           1,179
   Gloucester County, Utilities
     Authority (RB) (AMBAC)
     4.800%, 03/01/02                      300             306
   Greenwich Township (GO) (FSA)
     5.000%, 01/15/13                      500             503
     5.000%, 01/15/14                      800             803
   Hackensack (GO)
     6.100%, 06/01/05                      250             266
     6.100%, 06/01/07                      250             266
   Hackensack Meadowlands (RB)
     7.125%, 06/01/02                      500             534
   Hackettstown, Municipal Utilities
     Authority, Series F (RB) (FGIC)
     5.050%, 10/01/04                      500             520

                                                                  [LOGO OMITTED]
                                                       JUNE 30, 1998 (UNAUDITED)



--------------------------------------------------------------------------------
                                    FACE AMOUNT        MARKET
DESCRIPTION                            (000)         VALUE (000)
--------------------------------------------------------------------------------
   Hillsborough Township, Board of
     Education (COP) (FSA)
     5.500%, 12/15/99                  $   250        $    256
   Hudson County (GO) (FGIC)
     6.250%, 11/01/99                      200             207
   Hudson County, New Jersey
     College, Series C (GO)
     4.600%, 10/01/01                      180             182
   Hudson County, Utility
     Authority (RB)
     11.875%, 07/01/06                     285             348
   Jersey City (GO)
     6.500%, 02/15/03                      370             404
     5.500%, 03/15/14                    1,000           1,061
   Jersey City, Redevelopment Authority,
     Dixon Mill Apartments (RB)
     6.100%, 05/01/12                       65              67
   Jersey City, Water Utility (RB)
     7.250%, 01/01/99                      400             407
   Kearny (GO) (FGIC)
     4.300%, 02/15/01                      500             504
     5.250%, 02/15/08                    1,000           1,065
   Livingston Township, Board
     of Education (RB)
     6.375%, 11/01/00                      100             105
   Long Branch, Sewer Authority
     (RB) (FGIC)
     4.900%, 06/01/02                      300             308
     5.200%, 06/01/05                      500             524
     5.250%, 06/01/06                      200             210
   Madison (RB)
     7.125%, 08/01/98                      250             251
   Mercer County, Improvement
     Authority (RB)
     4.250%, 12/01/00                      500             505
   Mercer County, Improvement
     Authority (RB) (MBIA)
     6.000%, 06/01/04                      250             266
   Mercer County, Improvement
     Authority, Ewing Board of
     Education Project (RB) (MBIA)
     6.300%, 05/15/07                      250             274
   Mercer County, Improvement
     Authority, Hamilton Board of
     Education Project (RB) (MBIA)
     5.500%, 06/01/01                      200             208
     4.900%, 12/15/05                      150             155
   Mercer County, Sewer Improvement
     Authority, Regional Sludge
     Project (FGIC)
     6.550%, 12/15/98                      500             507

--------------------------------------------------------------------------------
                                        FACE           MARKET
DESCRIPTION                         AMOUNT (000)     VALUE (000)
--------------------------------------------------------------------------------
   Middlesex County (GO)
     5.000%, 10/01/05                  $   500        $    524
   Middlesex County, Improvement
     Authority (RB)
     4.375%, 07/01/03                      250             253
   Middlesex County, Property
     Tax (GO)
     5.800%, 10/01/10                      500             542
   Middlesex County, Utility
     Authority (RB) (FGIC)
     6.100%, 03/15/00                      200             207
     5.000%, 12/01/12                      400             403
   Middletown Township, Sewer
     Authority, Series A (RB) (FGIC)
     4.900%, 01/01/05                      800             819
   Monmouth County (GO)
     4.400%, 09/01/03                      200             203
   Monmouth County (RB)
     4.750%, 07/15/03                      200             205
   Monmouth County (RB) (MBIA)
     4.400%, 12/01/02                      250             253
     5.125%, 12/01/16                      500             504
   Monmouth County, Improvement
     Authority (RB) (FSA)
     5.450%, 07/15/13                      850             888
   Monmouth County, Improvement
     Authority (RB) (MBIA)
     5.000%, 12/01/08                      250             261
   Monmouth County, Improvement
     Authority, Howell Township
     Education Project (RB)
     5.750%, 07/01/01                      540             570
   Moorestown Township (GO)
     5.000%, 02/01/12                      150             152
     5.000%, 02/01/15                      150             151
   Moorestown Township (GO) (AMBAC)
     6.000%, 09/01/07                      300             324
   Morris County (GO)
     5.000%, 07/15/13                      800             808
   Morristown (GO) (FSA)
     5.500%, 08/01/01                      100             104
   Mount Laurel Township (GO)
     4.650%, 08/01/05                      500             506
   New Brunswick (GO)
     4.700%, 09/15/09                      500             501
   New Brunswick (GO) (FGIC)
     6.400%, 07/15/03                      400             425
   New Brunswick, Parking
     Authority (RB) (FGIC)
     4.300%, 09/01/99                      300             302
   New Jersey Building Authority (RB)
     5.000%, 06/15/11                      200             204

Statement of Net Assets

--------------------------------------------------------------------------------
                                        FACE           MARKET
DESCRIPTION                         AMOUNT (000)     VALUE (000)
--------------------------------------------------------------------------------
   New Jersey Building Authority
     (RB) (MBIA)
     5.000%, 06/15/18                   $1,000         $   995
   New Jersey Economic
     Development Authority (RB)
     7.400%, 12/01/09                      200             203
   New Jersey Environmental Infrastructure
     Wastewater Treatment (RB)
     5.000%, 09/01/10                    1,000           1,045
     5.000%, 09/01/14                    1,000           1,005
   New Jersey Health Care
     (RB) (AMBAC)
     5.000%, 07/01/16                    1,000             991
   New Jersey Health Care (RB) (MBIA)
     5.200%, 07/01/18                      500             504
   New Jersey Infrastructure Trust (RB)
     5.000%, 05/01/11                      500             511
   New Jersey Infrastructure
     Trust (RB) (FGIC)
     5.000%, 04/01/11                      450             462
   New Jersey Sports & Exposition
     Authority, State Guaranteed (RB)
     8.300%, 01/01/03                      380             444
   New Jersey Sports & Exposition
     Authority Convention
     Center (RB) (MBIA)
     5.900%, 07/01/03                      300             323
   New Jersey Transportation Authority,
     Series A (RB) (FSA)
     5.000%, 06/15/18                    1,000             995
   New Jersey Wastewater Trust (RB)
     5.000%, 09/01/17                      400             394
   Newark (GO) (AMBAC)
     7.375%, 10/01/00                      250             266
   Newark, Board of Education
     (GO) (MBIA)
     5.875%, 12/15/11                      370             401
   Newark, Housing Finance, Fairview
     & Lock Street Project (RB)
     6.150%, 02/01/13                      495             527
   Newark, Qualified Bond Act
     (GO) (MBIA)
     5.300%, 09/01/14                      500             516
   Newark, Water Utility (GO) (MBIA)
     5.500%, 10/01/14                      475             501
   North Bergen Township (GO) (MBIA)
     4.400%, 08/01/01                      500             506
   North Bergen Township, Municipal
     Utilities Authority (RB) (FGIC)
     4.800%, 12/15/03                      300             309

--------------------------------------------------------------------------------
                                        FACE           MARKET
DESCRIPTION                         AMOUNT (000)     VALUE (000)
--------------------------------------------------------------------------------
   North Bergen Township, Utilities
     Authority (RB) (FGIC)
     4.700%, 12/15/02                  $   300        $    306
   North Brunswick Township (GO)
     5.000%, 05/15/12                    1,000           1,016
   North Brunswick Township
     (GO) (FGIC)
     5.000%, 02/01/10                      750             773
   North Jersey District, Water Supply,
     Wanaque North Project,
     Series A (RB) (MBIA)
     4.875%, 11/15/09                      250             256
     5.000%, 11/15/10                      500             515
   North Jersey District, Water Supply,
     Wanaque North Project,
     Series B (RB) (MBIA)
     5.600%, 11/15/98                      300             302
   North Jersey District, Water Supply,
     Wanaque South Project (RB) (MBIA)
     5.400%, 07/01/02                      300             313
     5.500%, 07/01/03                      200             212
   Ocean City (GO)
     6.750%, 07/13/99                      500             515
     8.700%, 05/15/00                      250             271
   Ocean County (GO)
     7.000%, 08/15/00                      100             106
     4.600%, 11/01/03                      500             511
     5.800%, 09/01/10                      500             531
   Ocean Township (GO) (MBIA)
     5.400%, 06/01/15                      250             258
   Old Tappan,  Board of Education
     (GO) (FGIC)
     5.100%, 04/01/18                      500             499
   Paramus, School District (GO) (FSA)
     5.100%, 05/01/16                      500             504
   Parsippany Troy Hills
     Township (GO)
     4.500%, 02/01/01                      800             809
     4.600%, 02/01/02                      100             102
     4.700%, 12/01/03                      500             513
     4.700%, 12/01/04                      400             410
   Parsippany Troy Hills
     Township (GO) (MBIA)
     5.000%, 12/01/15                      500             503
   Passaic County (GO)
     4.700%, 09/01/03                      250             255
   Passaic County (GO) (FGIC)
     4.750%, 09/01/04                      500             514
     5.550%, 04/01/09                      250             263
     5.125%, 09/01/13                      500             509

                                                                  [LOGO OMITTED]
                                                       JUNE 30, 1998 (UNAUDITED)



--------------------------------------------------------------------------------
                                    FACE AMOUNT        MARKET
DESCRIPTION                            (000)         VALUE (000)
--------------------------------------------------------------------------------
   Passaic County (GO) (MBIA)
     4.350%, 05/01/03                 $    200        $    202
     4.450%, 05/01/04                      200             203
   Passaic County, Board of
     Education (GO)
     9.400%, 09/01/02                      150             180
   Passaic County, Cash Flow
     Management Project (GO)
     6.400%, 11/15/01                      300             321
   Paterson (GO)
     6.350%, 02/15/03                      235             255
   Paterson, School Board (GO)
     7.400%, 08/01/00                      250             267
   Pequannock-Lincoln Park,
     Sewer Authority (RB) (MBIA)
     4.400%, 12/01/02                      500             505
   Perth Amboy (GO) (FSA)
     6.200%, 09/01/00                      300             314
     6.400%, 09/01/02                      300             326
   Point Pleasant (GO) (MBIA)
     5.450%, 12/01/00                      200             207
   Port Authority of New York &
     New Jersey (RB)
     5.300%, 08/01/03                      300             314
   Port Authority of New York &
     New Jersey (RB) (AMBAC)
     5.200%, 07/15/17                    1,000           1,009
   Port Authority of New York &
     New Jersey (RB) (MBIA)
     4.700%, 12/01/11                      400             397
   Princeton (GO)
     4.400%, 09/01/01                      300             304
   Rahway (GO)
     9.300%, 02/01/01                      150             169
   Rahway Valley, Sewer Authority (RB)
     6.200%, 04/01/01                      210             211
   Randolph Township, School
     District (GO) (FGIC)
     5.000%, 08/01/15                      500             498
   Roselle (GO) (MBIA)
     4.750%, 10/15/04                      700             721
   Roxbury (COP)
     5.000%, 10/15/00                      250             255
   Rutgers State University, Series A (RB)
     4.375%, 05/01/01                      500             504
   Rutgers State University, Series S (RB)
     5.000%, 05/01/04                      500             518
   Rutgers State University, Series U (RB)
     5.000%, 05/01/14                      500             501
   Sayreville (GO) (MBIA)
     10.125%, 12/01/00                     250             285

--------------------------------------------------------------------------------
                                        FACE           MARKET
DESCRIPTION                         AMOUNT (000)     VALUE (000)
--------------------------------------------------------------------------------
   Secaucus, Municipal Utility
     Authority, Sewer Project,
     Series A (RB)
     5.650%, 12/01/04                  $   200        $    216
     5.750%, 12/01/05                      385             420
   Somerset County (GO)
     4.450%, 12/01/01                      170             173
     5.000%, 10/01/02                      200             208
     4.450%, 12/01/02                      500             508
     4.350%, 12/01/04                      600             606
   Somerset Raritan Valley, Sewer
     Improvement Authority, Series H (RB)
     5.150%, 07/01/01                      300             310
   South Brunswick Township (GO)
     7.125%, 07/15/98                      100             100
     6.300%, 04/01/04                      250             273
   South Jersey, Transportation
     Authority, Transportation
     Systems, Series B (RB) (MBIA)
     5.500%, 11/01/02                      250             263
   State (COP) (AMBAC)
     5.000%, 06/15/14                      500             501
   State (GO)
     5.100%, 02/15/00                    1,200           1,223
     5.300%, 02/15/02                      850             884
     7.000%, 04/01/02                      250             270
     6.400%, 09/15/02                      250             268
     5.400%, 02/15/03                      300             316
   State, Building Authority (RB)
     9.625%, 02/01/03                      230             267
     4.700%, 06/15/06                      250             255
     5.000%, 06/15/11                      300             305
   State, Casino Reinvestment
     Development Authority (RB) (FSA)
     5.000%, 10/01/04                    1,000           1,038
     5.250%, 10/01/09                    1,000           1,051
     5.250%, 10/01/13                      500             512
     5.250%, 10/01/14                    1,000           1,020
   State, Economic Development
     Authority (RB)
     4.900%, 08/15/04                      200             208
     5.600%, 10/01/12                      500             499
     5.700%, 10/01/17                    1,000           1,003
   State, Economic Development
     Authority, Health Village 1996
     Project (RB)
     6.000%, 05/01/09                      200             211
   State, Economic Development Authority,
     Saint Barnabas Project,
     Series A (RB) (MBIA)
     4.875%, 07/01/05                      500             512

Statement of Net Assets

--------------------------------------------------------------------------------
                                        FACE           MARKET
DESCRIPTION                         AMOUNT (000)     VALUE (000)
--------------------------------------------------------------------------------
   State, Economic Development
   Authority, Series A (RB) (MBIA)
     5.125%, 07/01/00                  $   300        $    306
     5.400%, 07/01/02                      300             313
   State, Economic Development
     Authority, Series J (RB)
     7.100%, 12/01/11                      405             440
   State, Educational Facilities
     Authority (RB)
     5.000%, 07/01/21                    1,500           1,489
   State, Educational Facilities Authority,
     Drew University Issue,
     Series B (RB)
     5.750%, 07/01/02                      360             378
   State, Educational Facilities Authority,
     Glassboro State College (RB)
     6.750%, 07/01/09                      300             301
   State, Educational Facilities Authority,
     Medicine & Dentistry,
     Series B (RB) (AMBAC)
     5.000%, 12/01/07                      250             259
   State, Educational Facilities Authority,
     Rowan College (RB) (MBIA)
     5.050%, 07/01/03                      300             311
   State, Educational Facilities Authority,
     Rowan College, Series C (RB) (MBIA)
     5.250%, 07/01/05                      300             315
   State, Educational Facilities Authority,
     Series A (RB) (AMBAC)
     5.125%, 09/01/06                      300             313
   State, Educational Facilities Authority,
     Stockton State College,
     Series B (RB) (AMBAC)
     6.200%, 07/01/04                      300             325
   State, Equipment Series A (COP)
     6.000%, 10/01/00                      300             312
   State, Health Care Facilities Authority,
     Atlantic City Medical
     Center (RB) (AMBAC)
     5.000%, 07/01/02                      300             309
   State, Health Care Facilities Authority,
     Chilton Memorial Hospital (RB)
     6.550%, 07/01/03                      300             326
   State, Health Care Facilities Authority,
     Hackensack Medical
     Center (RB) (MBIA)
     5.100%, 07/01/03                      500             520
   State, Health Care Facilities Authority,
     JFK Health Systems (RB) (FGIC)
     4.600%, 07/01/05                      250             252

--------------------------------------------------------------------------------
                                        FACE           MARKET
DESCRIPTION                         AMOUNT (000)     VALUE (000)
--------------------------------------------------------------------------------
   State, Health Care Facilities
     Authority, Mountain Side
     Hospital (RB) (FGIC)
     6.000%, 07/01/00                     $300        $    312
   State, Health Care Facilities
     Authority, Shore Memorial
     Healthcare Systems (RB) (FGIC)
     4.800%, 07/01/03                      200             205
   State, Health Care Facilities
     Financing Authority (RB)
     6.800%, 08/01/19                    3,380           3,612
   State, Health Care Facilities
     Financing Authority,
     Pre-Refunded @ 102 (RB) (A)
     6.800%, 02/01/01                      425             462
   State, Health Care Facilities
     Memorial, Health Alliance,
     Series A (RB) (FGIC)
     6.600%, 07/01/99                      145             149
   State, Health Care Facilities,
     Society of Vy, Hospital
     Revenue (RB) (MBIA)
     6.500%, 07/01/98                      250             250
   State, Health Care Facilities,
     St. Peters Medical Center,
     Series F (RB) (MBIA)
     5.000%, 07/01/13                      100             100
   State, Higher Education Assistance
     Authority, Series A (RB)
     6.850%, 01/01/01                      115             121
     6.900%, 01/01/02                      535             570
     5.800%, 01/01/03                      250             260
     5.550%, 07/01/06                      455             476
     5.800%, 07/01/08                      355             371
     5.900%, 01/01/09                      570             596
     5.900%, 07/01/09                      360             377
   State, Highway Authority,
     Garden State Parkway (RB)
     5.300%, 01/01/99                      250             252
     6.750%, 01/01/99                      100             101
   State, Hillcrest Health Project
     (RB) (AMBAC)
     4.600%, 01/01/02                      200             203
     5.000%, 01/01/07                      300             310
   State, Housing & Mortgage Finance
     Agency (RB) (AMBAC)
     5.300%, 05/01/06                      325             344
   State, Housing & Mortgage Finance
     Agency, Section 8 (RB)
     6.000%, 11/01/02                      760             796

                                                                  [LOGO OMITTED]
                                                       JUNE 30, 1998 (UNAUDITED)



--------------------------------------------------------------------------------
                                    FACE AMOUNT        MARKET
DESCRIPTION                            (000)         VALUE (000)
--------------------------------------------------------------------------------
   State, Housing & Manufacturing
     Agency, Series A (RB) (MBIA)
     7.100%, 10/01/98                  $   100        $    101
   State, Housing & Mortgage
     Authority (RB)
     6.300%, 05/01/02                      470             499
     6.400%, 05/01/02                      520             552
   State, Housing & Mortgage
     Finance Agency, Home Buyer,
     Series N (RB) (MBIA)
     4.950%, 04/01/04                      110             114
     5.200%, 04/01/06                      500             536
     5.800%, 10/01/20                      890             911
   State, Housing & Mortgage
     Finance Agency, Home Mortgage,
     Series A (RB) (MBIA)
     7.200%, 10/01/99                      300             307
   State, Housing Finance Authority (RB)
     5.100%, 11/01/00                      500             502
   State, Montclair State University,
     Series C (RB) (AMBAC)
     5.375%, 07/01/08                    1,285           1,372
   State, New York & New Jersey
     Port Authority (RB)
     6.800%, 07/15/08                      250             267
   State, Raritan Overpass
     Project (RB)
     4.300%, 08/01/01                    1,000           1,009
   State, Series A (COP)
     6.100%, 10/01/01                    1,165           1,236
   State, Series E (GO)
     5.000%, 07/15/04                      100             104
   State, South Orange & Maplewood
     School District (GO)
     6.125%, 11/01/01                      150             160
   State, Sports & Exposition Authority,
     Convention Center Luxury Tax,
     Series A (RB) (MBIA)
     5.600%, 07/01/01                      175             182
   State, Sports & Exposition Authority,
     Series A (RB)
     5.000%, 09/01/06                      515             534
   State, Stateon Willingboro Township
     (GO) (MBIA)
     6.300%, 07/01/99                      400             410
   State, Transportation Authority
     (RB) (MBIA)
     5.000%, 06/15/15                    1,500           1,502



--------------------------------------------------------------------------------
                                        FACE          MARKET
DESCRIPTION                         AMOUNT (000)    VALUE (000)
--------------------------------------------------------------------------------
   State, Transportation Authority,
     Series A (RB)
     4.625%, 06/15/02                   $  300      $      306
   State, Transportation Authority,
     Series A (RB) (FSA)
     5.300%, 12/15/01                      200             208
   State, Transportation Authority,
     Series A (RB) (MBIA)
     4.500%, 12/15/02                      450             456
     5.500%, 06/15/11                      750             790
   State, Transportation Authority,
     Series B (RB) (MBIA)
     5.200%, 06/15/06                    1,850           1,931
   State, Transportation System,
     Series A (RB) (AMBAC)
     5.200%, 12/15/00                      200             206
   State, Transportation Trust
     Authority, Transportation
     System, Series A (RB)
     4.600%, 06/15/01                      500             508
   State, Transportation Trust Authority,
     Transportation System,
     Series A (RB) (MBIA)
     4.625%, 06/15/02                      500             510
     5.500%, 06/15/13                      500             524
   State, Turnpike Authority (RB)
     6.400%, 01/01/02                      300             320
    10.375%, 01/01/03                      485             561
   State, Turnpike Authority,
     Series A (RB) (AMBAC)
     5.900%, 01/01/04                      500             529
     6.400%, 01/01/07                    1,485           1,578
   State, Union County (GO)
     4.400%, 10/01/05                      500             504
   State, Union County, Improvement
     Authority (RB)
     4.700%, 11/01/05                      250             257
   State, University Medicine &
     Dentistry, Series E (RB)
     6.200%, 12/01/03                      500             540
   State, Warren County, Pollution
     Control Finance Authority
     (RB) (MBIA)
     6.550%, 12/01/06                      300             330
   State, Washington Township,
     Board of Education (GO) (MBIA)
     5.000%, 02/01/03                      500             520

Statement of Net Assets

--------------------------------------------------------------------------------
                                        FACE           MARKET
DESCRIPTION                         AMOUNT (000)     VALUE (000)
--------------------------------------------------------------------------------
   State, Wastewater Treatment
     Authority (RB) (AMBAC)
     4.250%, 03/01/00                     $500      $      502
   State, Wastewater Treatment
     Trust (RB)
     6.875%, 06/15/04                       25              27
     6.000%, 07/01/10                      965           1,019
   State, Wastewater Treatment
     Trust (RB) (AMBAC)
     4.600%, 03/01/07                      450             452
   State, Wastewater Treatment Trust,
     Series A (RB)
     5.000%, 09/01/06                      450             468
   State, West New York Municipal
     Utilities (RB) (FGIC) (B)
     8.895%, 12/15/02                      300             249
   State, Westfield School District (GO)
     6.650%, 08/01/98                      400             401
   State, Woodbridge Township,
     Pre-Refunded @ 101 (RB) (A)
     6.800%, 08/01/00                      250             266
   State, Woodbridge Township,
     Series A (GO)
     4.650%, 09/15/05                      100             102
   State, Woodbridge Township,
     Series C (GO)
     4.650%, 09/15/05                      100             102
   Stony Brook, Sewer Authority (RB)
     4.500%, 12/01/00                      500             507
   Union County (GO)
     4.400%, 09/01/01                      500             506
     4.400%, 10/01/04                      500             506
     5.750%, 02/01/05                      100             107
   Union County, Environmental
     Improvement Authority (RB)
     4.900%, 04/01/02                      350             360
     5.150%, 04/01/05                      500             524
   Union County, Improvement
     Authority (RB)
     4.350%, 03/01/01                      125             126
     5.050%, 03/01/08                      125             132
   Union County, Improvement
     Authority, County Granted
     Capital Equipment Lease (RB)
     4.375%, 11/01/02                      200             203
   Vineland, Additional State School
     Building Aid (GO)
     8.500%, 05/01/01                      100             112

--------------------------------------------------------------------------------
                                        FACE          MARKET
DESCRIPTION                         AMOUNT (000)    VALUE (000)
--------------------------------------------------------------------------------
   Wanaque Valley, Sewer Authority,
     Series B (RB) (AMBAC)
     5.100%, 09/01/03                     $300      $      312
   Warren County, Municipal Utility
     Authority, Wastewater
     Treatment Project (RB)
     5.050%, 12/01/04                      225             234
   Warren County, Pollution Control
     Finance Authority,
     Series B (RB) (MBIA)
     5.700%, 12/01/03                      300             320
   Warren County, Pollution Control
     Finance Authority, Resource
     Recovery Project (RB) (MBIA)
     6.150%, 12/01/02                      210             227
   Warren Hills, Regional School
     District Authority,
     Pre-Refunded @ 100 (COP) (A)
     7.100%, 06/15/99                      230             237
   Washington Township (GO) (MBIA)
     5.000%, 02/01/06                      250             258
   Washington Township, Board of
     Education Authority (MBIA)
     7.500%, 09/01/00                      500             537
   Washington Township, Fire District
     Authority (GO) (FGIC)
     4.700%, 01/01/06                      300             306
   Wayne Township (GO)
     5.450%, 10/01/04                      250             258
   West Windsor Township (GO)
     6.000%, 10/15/05                      200             209
   Woodbridge Township, Sewer Utility
     Authority, Series B (GO)
     4.250%, 09/15/01                      250             251
     5.000%, 09/15/10                      250             254
                                                      --------
                                                       135,588
                                                      --------
NEW MEXICO--0.1%
   State, Educational Assistance Bonds,
     Series A (RB) (AMBAC)
     6.700%, 04/01/02                      200             210
                                                      --------
NORTH DAKOTA--0.1%
   State, Housing Finance Agency (RB)
     6.000%, 07/01/18                      180             185
                                                      --------

                                                                  [LOGO OMITTED]
                                                       JUNE 30, 1998 (UNAUDITED)



--------------------------------------------------------------------------------
                                    FACE AMOUNT        MARKET
DESCRIPTION                            (000)         VALUE (000)
--------------------------------------------------------------------------------
PUERTO RICO--2.9%
   Puerto Rico, Electric Power
     Authority (RB) (MBIA)
     4.900%, 07/01/05                   $1,000      $    1,039
   Puerto Rico, Electric Power
     Authority, Series V (RB)
     5.600%, 07/01/03                       80              86
   Puerto Rico, Electric Power
     Authority, Series Y (RB) (MBIA)
     6.500%, 07/01/06                      500             573
   Puerto Rico, Housing Banking &
     Finance Agency, Single Family
     Mortgage Project (RB)
     7.100%, 12/01/99                      220             222
   Puerto Rico, Housing Revenue (RB)
     7.100%, 06/01/99                       65              66
   Puerto Rico, Public Buildings
     Authority, Series A (RB) (AMBAC)
     4.500%, 07/01/01                      200             203
   Puerto Rico, Telephone Authority,
     Series M (RB)
     5.000%, 01/01/02                      500             513
     5.400%, 01/01/08                      260             271
   Puerto Rico, Telephone Authority,
     Series M (RB) (AMBAC)
     5.050%, 01/01/04                      590             617
   Puerto Rico, Telephone Authority,
     Series N (RB)
     5.100%, 01/01/04                      395             409
   Puerto Rico, Tourist &
     Environmental Authority (RB)
     5.250%, 08/01/06                      200             211
                                                      --------
                                                         4,210
                                                      --------
TEXAS--0.7%
   Abilene, Higher Education Authority,
     Series B (RB)
     5.600%, 07/01/04                      500             524
   Brazos, Higher Education Authority,
     Series C1 (RB)
     5.700%, 06/01/04                      450             473
                                                      --------
                                                           997
                                                      --------
WISCONSIN--0.3%
   State, Housing & Economic
     Development Authority, Home
     Ownership Project (RB)
     6.500%, 09/01/22                      380             399
                                                      --------
Total Municipal Bonds
   (Cost $138,019)                                     142,843
                                                      --------



--------------------------------------------------------------------------------
                                    FACE AMOUNT/      MARKET
DESCRIPTION                         SHARES (000)    VALUE (000)
--------------------------------------------------------------------------------
CASH EQUIVALENT--0.6%
   Federated New Jersey
     Municipal Cash Trust                 $931        $    931
                                                      --------
Total Cash Equivalent
   (Cost $931)                                             931
                                                      --------
Total Investments--98.8%
   (Cost $138,950)                                     143,774
                                                      --------
OTHER ASSETS AND LIABILITIES, NET--1.2%                  1,770
                                                      --------
NET ASSETS:
   Portfolio Shares of Class I (unlimited
     authorization -- no par value) based
     on 11,663,999 outstanding shares
     of beneficial interest                            122,167
   Portfolio Shares of Class A (unlimited
     authorization -- no par value) based
     on 1,716,743 outstanding shares
     of beneficial interest                             18,392
   Accumulated net realized gain on investments            161
   Net unrealized appreciation on investments            4,824
                                                      --------
Total Net Assets--100.0%                              $145,544
                                                      ========
Net Asset Value, Offering and Redemption
   Price Per Share-- Class I                            $10.88
                                                      ========
Net Asset Value and Redemption Price
   Per Share -- Class A                                 $10.85
                                                      ========
Maximum Offering Price Per Share --
   Class A ($10.85 / 97%)                               $11.19
                                                      ========

(A) PRE-REFUNDED SECURITY -- THE MATURITY DATE SHOWN IS THE PRE-REFUNDED DATE.
(B) ZERO COUPON BOND -- THE RATE REFLECTED ON THE STATEMENT OF NET ASSETS REPRESENTS THE SECURITY'S EFFECTIVE YIELD AT PURCHASE.
AMT -- ALTERNATIVE MINIMUM TAX
COP -- CERTIFICATE OF PARTICIPATION
GO -- GENERAL OBLIGATION
RB -- REVENUE BOND
THE FOLLOWING ORGANIZATIONS HAVE PROVIDED UNDERLYING CREDIT SUPPORT
FOR CERTAIN SECURITIES AS DEFINED IN THE STATEMENT OF NET ASSETS:
AMBAC -- AMERICAN MUNICIPAL BOND ASSURANCE CORPORATION
FGIC -- FINANCIAL GUARANTY INSURANCE COMPANY
FSA -- FINANCIAL SECURITIES ASSURANCE
MBIA -- MUNICIPAL BOND INVESTORS ASSURANCE

Statement of Net Assets

INTERMEDIATE-TERM GOVERNMENT SECURITIES FUND
--------------------------------------------------------------------------------
                                        FACE           MARKET
DESCRIPTION                         AMOUNT (000)     VALUE (000)
--------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS--64.6%
   U.S. Treasury Notes
     7.500%, 10/31/99                  $   500       $     512
     7.750%, 11/30/99                      700             721
     7.750%, 12/31/99                      500             516
     5.875%, 02/15/00                    1,000           1,005
     5.500%, 02/29/00                      750             750
     7.125%, 02/29/00                      550             564
     6.875%, 03/31/00                    1,300           1,329
     5.500%, 05/31/00                    1,900           1,899
     5.875%, 06/30/00                      500             503
     5.750%, 10/31/00                    1,500           1,507
     5.625%, 11/30/00                    1,400           1,403
     6.250%, 04/30/01                      700             713
     6.625%, 06/30/01                    1,000           1,029
     6.500%, 08/31/01                    2,000           2,054
     6.125%, 12/31/01                    1,000           1,017
     6.250%, 01/31/02                    1,000           1,022
     6.250%, 02/28/02                    1,000           1,022
     6.250%, 06/30/02                    2,000           2,049
     5.500%, 01/31/03                    1,750           1,747
     5.500%, 02/28/03                    1,000             998
     5.500%, 05/31/03                    1,000             999
                                                      --------
Total U.S. Treasury Obligations
   (Cost $23,000)                                       23,359
                                                      --------
U.S. GOVERNMENT AGENCY OBLIGATIONS--33.5%
   Federal Home Loan Bank
     6.150%, 10/23/00                    1,000           1,000
     7.000%, 12/04/02                    1,000           1,017
     7.385%, 09/11/03                    1,000           1,003
     6.220%, 06/15/05                    1,000           1,006
     7.190%, 09/10/07                      800             801
   Federal Home Loan
     Mortgage Corporation
     7.195%, 07/30/01                    1,000           1,003
     7.055%, 08/02/01                    1,000           1,014
     7.125%, 09/24/03                    1,000           1,002
   Federal National
     Mortgage Association
     6.900%, 01/22/02                      500             503
     6.250%, 01/13/03                    1,000             999
     7.370%, 05/14/03                      750             761
     7.000%, 08/19/04                    1,000           1,001
     7.600%, 05/24/06                    1,000           1,016
                                                      --------
Total U.S. Government Agency Obligations
   (Cost $12,046)                                       12,126
                                                      --------
CASH EQUIVALENT--1.0%
   SEI Liquid Asset Trust--
     Government Portfolio                  373             373
                                                      --------
Total Cash Equivalent
   (Cost $373)                                             373
                                                      --------

--------------------------------------------------------------------------------
                                        FACE          MARKET
DESCRIPTION                         AMOUNT (000)    VALUE (000)
--------------------------------------------------------------------------------
Total Investments--99.1%
   (Cost $35,419)                                     $ 35,858
                                                      --------
OTHER ASSETS AND LIABILITIES, NET--0.9%                    315
                                                      --------
NET ASSETS:
   Portfolio Shares of Class I (unlimited
     authorization -- no par value) based
     on 3,397,230 outstanding shares of
     beneficial interest                                35,688
   Portfolio Shares of Class A (unlimited
     authorization -- no par value) based
     on 126,786 outstanding shares of
     beneficial interest                                 1,541
   Undistributed net investment income                       5
   Accumulated net realized loss on investments         (1,500)
   Net unrealized appreciation on investments              439
                                                      --------
Total Net Assets--100.0%                              $ 36,173
                                                      ========
Net Asset Value, Offering and Redemption
   Price Per Share-- Class I                            $10.26
                                                      ========
Net Asset Value and Redemption Price
   Per Share -- Class A                                 $10.26
                                                      ========
Maximum Offering Price Per Share --
   Class A ($10.26 / 96%)                               $10.69
                                                      ========

PENNSYLVANIA MUNICIPAL SECURITIES FUND
--------------------------------------------------------------------------------
MUNICIPAL BONDS--98.2%
PENNSYLVANIA--96.4%
   Allegheny County, Hospital
     Development Authority
     (RB) (MBIA)
     5.600%, 04/01/13                  $   500             527
   Allegheny County, Hospital
     Development Authority,
     Pittsburgh Mercy Health
     System (RB) (AMBAC)
     5.500%, 08/15/10                      425             459
   Allegheny County, International
     Airport (RB) (MBIA)
     5.000%, 01/01/17                      750             745
   Altoona, City Authority, Water
     Revenue (RB) (FGIC)
     5.050%, 11/01/11                      500             509
   Beaver County (GO) (MBIA)
     5.150%, 10/01/17                    1,000           1,002
   Bethlehem, Penn School
     District (GO) (FGIC)
     4.850%, 09/01/10                      250             252

                                                                  [LOGO OMITTED]
                                                       JUNE 30, 1998 (UNAUDITED)


--------------------------------------------------------------------------------
                                    FACE AMOUNT        MARKET
DESCRIPTION                            (000)         VALUE (000)
--------------------------------------------------------------------------------
   Bucks County, Water and Sewer
     Authority (RB) (FGIC)
     5.375%, 12/01/13                   $1,000          $1,017
   Butler County (GO) (FGIC)
     6.000%, 07/15/12                      300             316
   Chester County, Health and Education
     Facilities Authority, Main Line
     Health Systems, Series A (RB)
     5.400%, 05/15/09                      500             518
   Chester County, Health and Education
     Facilities Authority, Jefferson Health
     Systems, Series B (RB)
     5.375%, 05/15/27                    1,000           1,001
   Chester Upland, School
     Authority (RB)
     6.375%, 09/01/02                      505             547
   Conestoga Valley, School
     District (GO) (FGIC)
     7.000%, 05/01/06                      250             268
   Dauphin County, School
     District (GO) (A)
     5.750%, 12/02/98                      450             481
   Erie County (GO) (FGIC)
     5.250%, 09/01/12                       95              97
   Erie-Penn, Sewer Authority
     (RB) (AMBAC)
     5.000%, 06/01/18                      450             443
   Fairview, Penn School District
     (GO) (FGIC)
     5.050%, 02/15/11                      260             264
   Fort Cherry, School District
     (GO) (AMBAC)
     5.200%, 10/01/12                    1,000           1,014
   Franklin County, Industrial
     Development Authority
     (RB) (AMBAC)
     5.000%, 07/01/18                      500             489
   Harrisburg (RB) (MBIA)
     5.600%, 09/15/11                      575             609
   Lancaster County, Cocalico School
     District (GO) (MBIA)
     6.000%, 02/15/15                      200             215
   Lancaster County, Hospital
     Authority, Lancaster General
     Hospital Project (RB) (AMBAC)
     6.300%, 07/01/02                      585             631
   Lancaster County, Hospital Authority,
     Masonic Homes  Project (RB)
     4.900%, 11/15/03                      115             118
   Lycoming County, Hospital
     Authority (RB)
     5.375%, 11/15/10                      500             526

--------------------------------------------------------------------------------
                                        FACE           MARKET
DESCRIPTION                         AMOUNT (000)     VALUE (000)
--------------------------------------------------------------------------------
   Montgomery County, Abington
     Memorial Hospital (RB) (AMBAC)
     4.875%, 06/01/18                  $   500         $   484
   Moon Township, Municipal
     Authority, Water and Sewer (RB)
     3.875%, 12/01/02                        3               3
   North Allegheny, School District,
     Series A (GO) (AMBAC)
     6.000%, 11/01/03                      250             267
   Northeastern Pennsylvania, Hospital
     and Educational Revenue
     (RB) (AMBAC)
     5.250%, 01/01/26                    1,000           1,004
   Penn-Trafford, School District
     (GO) (AMBAC)
     5.000%, 05/01/07                    1,000           1,039
     4.800%, 05/01/15                    1,000             974
   Philadelphia, Authority for
     Industrial Development (RB)
     5.500%, 07/01/10                      250             262
     5.250%, 07/01/17                    1,250           1,255
   Philadelphia, Authority for Industrial
     Development, National Board
     of Medical Examiners Project (RB)
     6.500%, 05/01/05                      325             351
   Philadelphia, Hospital and Higher
     Education Facilities Authority,
     Children's Hospital Project,
     Series A (RB)
     5.375%, 02/15/14                      500             508
   Philadelphia, Hospital Authority,
     Saint Agnes Medical Center Project,
     Series A (RB) (MBIA)
     5.000%, 07/01/05                      865             867
   Philadelphia, Authority for
     Industrial Development
     (RB) (MBIA)
     4.900%, 06/01/12                      820             808
   Philadelphia, School District
     (GO) (AMBAC)
     5.375%, 04/01/27                    1,200           1,215
   Pittsburgh, Urban Redevelopment
     Authority (RB)
     5.750%, 10/01/14                      100             105
   Pottsville, Hospital Authority
     Revenue (RB)
     5.000%, 08/15/12                    1,000           1,001
   Reading (GO) (AMBAC)
     6.000%, 11/15/02                      195             195
   Saint Mary Hospital Authority,
     Catholic Health Initiatives (RB)
     5.000%, 12/01/28                    1,000             963

Statement of Net Assets

--------------------------------------------------------------------------------
                                        FACE           MARKET
DESCRIPTION                         AMOUNT (000)     VALUE (000)
--------------------------------------------------------------------------------
   Scranton-Lackawanna, Health and
     Welfare Authority (RB)
     6.625%, 04/15/07                   $   60       $      60
   Southeastern Pennsylvania,
     Transportation Authority (RB)
     6.100%, 06/01/02                      500             533
   Southmoreland, School District
     (GO) (AMBAC)
     5.200%, 10/01/12                      300             306
   State, Convention Center Authority,
     Series A (RB) (FSA)
     6.250%, 09/01/04                      550             606
   State, Delaware River Joint
     Toll Bridge (RB) (FGIC)
     6.000%, 07/01/18                      625             652
   State, Higher Education Authority,
     College and University Revenue
     (RB) (MBIA)
     5.000%, 11/01/07                      500             516
   State, Higher Education Authority,
     Student Loan, Series A (RB) (FGIC)
     6.800%, 12/01/00                      750             794
   State, Higher Education Authority,
     University of Pennsylvania,
     Series A (RB)
     5.600%, 01/01/10                      150             159
   State, Higher Education
     Facilities Authority (RB)
     4.500%, 07/15/18                    1,000             918
   State, Higher Education Facilities
     Authority, Allegheny College
     (RB) (MBIA)
     4.700%, 11/01/10                      500             500
   State, Higher Education Facilities
     Authority, Drexel University
     (RB) (MBIA)
     4.800%, 05/01/28                    1,000             949
   State, Higher Education Facilities
     Authority, Series G (RB) (AMBAC)
     5.875%, 12/15/07                      400             422
   State, Hospital and Education
     Authority (RB) (FSA)
     5.625%, 10/01/18                      500             518
   State, Housing Finance
     Authority (RB)
     5.450%, 10/01/14                      500             509
   State, Housing Finance
     Authority, Series 49 (RB)
     5.600%, 10/01/05                       75              80

--------------------------------------------------------------------------------
                                        FACE           MARKET
DESCRIPTION                         AMOUNT (000)     VALUE (000)
--------------------------------------------------------------------------------
   State, Public School Building
     Authority, Hazleton Area
     School District Project
     (RB) (FGIC)
     6.100%, 03/01/02                  $   500       $     524
   State, School Building Authority,
     Delaware County Community
     College (RB) (MBIA)
     5.200%, 04/01/08                      250             258
   State, Second Series (GO)
     5.250%, 06/15/09                    1,000           1,041
     5.000%, 10/15/15                    1,250           1,242
     5.000%, 10/15/16                    1,400           1,383
   State, Series A (COP) (AMBAC)
     5.200%, 07/01/05                      500             516
     5.000%, 07/01/15                    1,000             985
   State, Turnpike Commission,
     Series P (RB) (AMBAC)
     5.900%, 12/01/08                    1,000           1,073
   Washington, School District,
     Series 1993-A (GO) (FGIC)
     5.700%, 09/01/06                      500             514
   Wilkes Barre, School District
     (GO) (FGIC)
     5.050%, 04/01/11                      185             188
                                                      --------
                                                        38,595
                                                      --------
GUAM--1.8%
   Guam, Power Authority
     (RB) (AMBAC)
     6.000%, 10/01/09                      650             717
                                                      --------
Total Municipal Bonds
   (Cost $38,508)                                       39,312
                                                      --------
CASH EQUIVALENT--0.9%
   Goldman Sachs Tax-Free
     Money Market                          335             335
                                                      --------
Total Cash Equivalent
   (Cost $335)                                             335
                                                      --------
Total Investments--99.1%
   (Cost $38,843)                                       39,647
                                                      --------
OTHER ASSETS AND LIABILITIES, NET--0.9%                    372
                                                      --------
NET ASSETS:
   Portfolio Shares of Class I (unlimited
     authorization -- no par value) based
     on 3,811,078 outstanding shares
     of beneficial interest                             38,169
   Portfolio Shares of Class A (unlimited
     authorization -- no par value) based
     on 47,037 outstanding shares
     of beneficial interest                                480

                                                                  [LOGO OMITTED]
                                                       JUNE 30, 1998 (UNAUDITED)



--------------------------------------------------------------------------------
                                    FACE AMOUNT        MARKET
DESCRIPTION                            (000)         VALUE (000)
--------------------------------------------------------------------------------
   Distributions in excess of net
     investment income                                $     (5)
   Accumulated net realized gain on investments            571
   Net unrealized appreciation on investments              804
                                                      --------
Total Net Assets--100.0%                              $ 40,019
                                                      ========
Net Asset Value, Offering and Redemption
   Price Per Share-- Class I                            $10.37
                                                      ========
Net Asset Value and Redemption Price
   Per Share -- Class A                                 $10.34
                                                      ========
Maximum Offering Price Per Share --
   Class A ($10.34 / 97%)                               $10.66
                                                       ========

(A) FLOATING RATE INSTRUMENT WITH DEMAND FEATURES. THE RATE REFLECTED ON THE STATEMENT OF NET ASSETS IS THE RATE IN EFFECT ON JUNE 30, 1998.
    THE DATE SHOWN IS THE LONGER OF THE RESET DATE OR THE DEMAND DATE.
COP -- CERTIFICATE OF PARTICIPATION
GO -- GENERAL OBLIGATION
RB -- REVENUE BOND
THE FOLLOWING ORGANIZATIONS HAVE PROVIDED UNDERLYING CREDIT SUPPORT FOR CERTAIN SECURITIES AS DEFINED IN THE STATEMENT OF NET ASSETS:
AMBAC -- AMERICAN MUNICIPAL BOND ASSURANCE CORPORATION
FGIC -- FINANCIAL GUARANTY INSURANCE COMPANY
FSA -- FINANCIAL SECURITIES ASSURANCE
MBIA -- MUNICIPAL BOND INVESTORS ASSURANCE

GNMA FUND
--------------------------------------------------------------------------------
U.S. TREASURY OBLIGATION--99.5%
   U.S. Treasury Bill (A)
     4.820%, 07/16/98                   $2,550           2,545
                                                      --------
Total U.S. Treasury Obligation
   (Cost $2,545)                                         2,545
                                                      --------
CASH EQUIVALENT--0.8%
   SEI Liquid Asset Trust--
     Government Portfolio                   20              20
                                                      --------
Total Cash Equivalent
   (Cost $20)                                               20
                                                      --------
Total Investments--100.3%
   (Cost $2,565)                                         2,565
                                                      --------
OTHER ASSETS AND LIABILITIES, NET--(0.3%)                   (8)
                                                      --------
NET ASSETS:
   Portfolio Shares of Class I (unlimited
     authorization -- no par value) based
     on 181,646 outstanding shares
     of beneficial interest                              2,373



--------------------------------------------------------------------------------
                                                       MARKET
DESCRIPTION                            SHARES        VALUE (000)
--------------------------------------------------------------------------------
   Portfolio Shares of Class A (unlimited
     authorization -- no par value) based
     on 76,158 outstanding shares
     of beneficial interest                           $    919
   Accumulated net realized loss on investments           (735)
                                                      --------
Total Net Assets--100.0%                              $  2,557
                                                      ========
Net Asset Value, Offering and Redemption
   Price Per Share-- Class I                             $9.92
                                                      ========
Net Asset Value and Redemption Price
   Per Share -- Class A                                  $9.90
                                                      ========
Maximum Offering Price Per Share --
   Class A ($9.90 / 97%)                                $10.21
                                                      ========

(A) THE RATE REFLECTED ON THE STATEMENT OF NET ASSETS REPRESENTS THE SECURITY'S DISCOUNT RATE AT PURCHASE.

EQUITY GROWTH FUND
--------------------------------------------------------------------------------
COMMON STOCKS--96.5%
BANKS--2.4%
   Northern Trust                       62,000           4,727
                                                      --------
BEAUTY PRODUCTS--2.2%
   Colgate-Palmolive                    32,000           2,816
   Procter & Gamble                     16,000           1,457
                                                      --------
                                                         4,273
                                                      --------
COMMUNICATIONS EQUIPMENT--6.3%
   Ciena*                                2,000             139
   Ericsson LM (ADR)                   164,750           4,716
   Nokia, Series A (ADR)                80,000           5,805
   Qualcomm*                            28,500           1,601
                                                      --------
                                                        12,261
                                                      --------
COMPUTERS & SERVICES--21.7%
   America Online*                      78,200           8,289
   Ceridian                             48,100           2,826
   Cisco Systems*                       65,500           6,030
   Computer Associates International    65,000           3,612
   Dell Computer*                       61,200           5,680
   EMC*                                105,000           4,705
   Hewlett Packard                       5,000             299
   Intuit                               20,000           1,225
   Microsoft*                           57,900           6,275
   Sungard Data Systems*                84,300           3,235
                                                      --------
                                                        42,176
                                                      --------
DRUGS--9.5%
   Bristol-Myers Squibb                 35,300           4,057
   Merck                                18,100           2,421

Statement of Net Assets

--------------------------------------------------------------------------------
                                                       MARKET
DESCRIPTION                            SHARES        VALUE (000)
--------------------------------------------------------------------------------
   Pfizer                               45,000        $  4,891
   Schering Plough                      47,400           4,343
   Warner-Lambert                       40,000           2,775
                                                      --------
                                                        18,487
                                                      --------
ENTERTAINMENT--1.3%
   Walt Disney                          24,300           2,553
                                                      --------
FINANCIAL SERVICES--9.0%
   Franklin Resources                   72,300           3,904
   Freddie Mac                          62,300           2,932
   Green Tree Financial                 49,300           2,111
   MBNA                                 28,000             924
   Merrill Lynch                        20,000           1,845
   Morgan Stanley, Dean Witter,
     Discover                           25,700           2,348
   Washington Mutual                    78,000           3,388
                                                      --------
                                                        17,452
                                                      --------
FOOD, BEVERAGE & TOBACCO--2.2%
   Coca-Cola                            51,000           4,360
                                                      --------
GAS/NATURAL GAS--1.5%
   Enron                                53,000           2,865
                                                      --------
HOUSEHOLD PRODUCTS--2.5%
   Illinois Tool Works                  72,800           4,855
                                                      --------
INSURANCE--6.1%
   American International Group         31,000           4,526
   Travelers                            63,999           3,880
   UNUM                                 64,000           3,552
                                                      --------
                                                        11,958
                                                      --------
MACHINERY--3.6%
   General Electric                     78,000           7,098
                                                      --------
MARINE TRANSPORTATION--2.5%
   Carnival, Class A                   124,200           4,921
                                                      --------
MEDICAL PRODUCTS & SERVICES--1.1%
   Healthsouth Rehabilitation*          83,700           2,234
                                                      --------
MISCELLANEOUS BUSINESS SERVICES--2.3%
   Cambridge Technology Partners*       81,600           4,457
                                                      --------
MISCELLANEOUS CONSUMER SERVICES--1.3%
   Service International                58,000           2,487
                                                      --------
PETROLEUM & FUEL PRODUCTS--0.9%
   Diamond Offshore Drilling            17,450             698
   Global Marine*                       61,300           1,146
                                                      --------
                                                         1,844
                                                      --------
PROFESSIONAL SERVICES--4.4%
   Apollo Group, Class A*               90,000           2,976
   Halliburton                          36,850           1,642



--------------------------------------------------------------------------------
                                                       MARKET
DESCRIPTION                            SHARES        VALUE (000)
--------------------------------------------------------------------------------
   Paychex                              96,900      $    3,943
                                                      --------
                                                         8,561
                                                      --------
RETAIL--9.4%
   Dollar General                       90,000           3,561
   Gap                                  63,650           3,922
   Home Depot                           55,400           4,602
   Restoration Hardware                    100               3
   Stage Stores                         25,700           1,163
   Starbucks*                           93,400           4,991
                                                      --------
                                                        18,242
                                                      --------
SEMI-CONDUCTORS/INSTRUMENTS--2.2%
   American Power Conversion*           95,000           2,850
   Intel                                18,800           1,394
                                                      --------
                                                         4,244
                                                      --------
TELEPHONES & TELECOMMUNICATION--2.1%
   Worldcom*                            85,530           4,143
                                                      --------
WHOLESALE--2.0%
   Gillette                             44,800           2,540
   Johnson & Johnson                    17,800           1,313
                                                      --------
                                                         3,853
                                                      --------
Total Common Stocks
   (Cost $138,982)                                     188,051
                                                      --------
PREFERRED STOCK--1.1%
   Conseco Financial Trust              40,000           2,120
                                                      --------
Total Preferred Stock
   (Cost $1,982)                                         2,120
                                                      --------
OPTIONS--0.2%
   Bank of Boston Call Option*             400             400
   First Tennessee Call Option*            700             245
   Fleet Financial Call Option*            200             312
   LSI Call Option*                        500             269
   MCI Call Option*                        285           1,090
   Morgan Stanley High Tech
     Put Option*                           350             403
   Morgan Stanley High Tech
     Written Call*                        (350)           (621)
   Morgan Stanley High Tech
     Written Call*                        (400)         (1,955)
   Morgan Stanley High Tech
     Written Put*                         (350)            (18)
   Wachovia  Call Option*                  300             323
                                                      --------
Total Options
   (Cost $1,878)                                           448
                                                      --------
26

                                                                  [LOGO OMITTED]
                                                       JUNE 30, 1998 (UNAUDITED)



--------------------------------------------------------------------------------
                                                       MARKET
DESCRIPTION                            SHARES        VALUE (000)
--------------------------------------------------------------------------------
REGULATED INVESTMENT & COMPANY--1.0%
   Vontobel Europacific Fund            90,224        $  1,909
                                                      --------
Total Regulated Investment Company
   (Cost $1,649)                                         1,909
                                                      --------
CASH EQUIVALENTS--1.0%
   Aim Short-Term Prime Obligation       1,894           1,894
                                                      --------
Total Cash Equivalents
   (Cost $1,894)                                         1,894
                                                      --------
Total Investments--99.8%
   (Cost $146,386)                                     194,422
                                                      --------
OTHER ASSETS AND LIABILITIES, NET--0.2%                    317
                                                      --------
NET ASSETS:
   Portfolio Shares of Class I (unlimited
     authorization -- no par value) based
     on 16,804,462 outstanding shares
     of beneficial interest                            128,383
   Portfolio Shares of Class A (unlimited
     authorization -- no par value) based
     on 248,776 outstanding shares
     of beneficial interest                              2,581
   Portfolio Shares of Class B (unlimited
     authorization -- no par value) based
     on 185,649 outstanding shares
     of beneficial interest                              1,950
   Overdistribution of net investment
      income                                              (108)
   Accumulated net realized gain on investments         13,897
   Net unrealized appreciation on investments           48,036
                                                      --------
Total Net Assets--100.0%                              $194,739
                                                      ========
Net Asset Value, Offering and Redemption
   Price Per Share-- Class I                            $11.30
                                                      ========
Net Asset Value and Redemption Price
   Per Share -- Class A                                 $11.30
                                                      ========
Maximum Offering Price Per Share --
   Class A ($11.30 / 94.5%)                             $11.96
                                                      ========
Net Asset Value and Redemption Price
   Per Share-- Class B (1)                              $11.18
                                                      ========
(1) CLASS B HAS A CONTINGENT DEFERRED SALES CHARGE.
* NON-INCOME PRODUCING SECURITY
ADR -- AMERICAN DEPOSITORY RECEIPT

EQUITY VALUE FUND
--------------------------------------------------------------------------------
COMMON STOCKS--96.2%
AIRCRAFT--1.6%
   United Technologies                  45,000           4,162
                                                      --------
--------------------------------------------------------------------------------
                                                       MARKET
DESCRIPTION                            SHARES        VALUE (000)
--------------------------------------------------------------------------------
BANKS--7.4%
   Bank of New York                     75,000      $    4,552
   Chase Manhattan                      34,000           2,567
   Citicorp                             30,000           4,477
   First Union                          60,000           3,495
   J.P. Morgan                          25,000           2,928
   Norwest                              26,600             994
                                                      --------
                                                        19,013
                                                      --------
CHEMICALS--3.1%
   E.I. DuPont de Nemours               65,000           4,851
   Praxair                              67,000           3,136
                                                      --------
                                                         7,987
                                                      --------
COMMUNICATIONS EQUIPMENT--2.0%
   Nokia, Series A (ADR)                70,000           5,079
                                                      --------
COMPUTERS & SERVICES--6.0%
   Compaq Computer*                    140,000           3,972
   Hewlett Packard                      70,000           4,191
   Microsoft*                           66,000           7,153
                                                      --------
                                                        15,316
                                                      --------
DRUGS--11.5%
   Bristol-Myers Squibb                 50,000           5,747
   Glaxo Wellcome PLC (ADR)             95,000           5,682
   Merck                                45,000           6,019
   Pfizer                               60,000           6,521
   SmithKline Beecham                   90,000           5,445
                                                      --------
                                                        29,414
                                                      --------
ELECTRICAL & ELECTRONIC PRODUCTS--3.8%
   Emerson Electric                     65,000           3,920
   General Electric                     65,000           5,915
                                                      --------
                                                         9,835
                                                      --------
ELECTRICAL UTILITIES--1.3%
   FPL Group                            55,000           3,465
                                                      --------
FINANCIAL SERVICES--5.6%
   American Express                     50,000           5,700
   Federal National Mortgage
     Association                        85,000           5,164
   Textron                              50,000           3,584
                                                      --------
                                                        14,448
                                                      --------
FOOD, BEVERAGE & TOBACCO--6.8%
   Bestfoods                            90,000           5,226
   Campbell Soup                        65,000           3,453
   PepsiCo                              95,000           3,913
   Sara Lee                             85,000           4,755
                                                      --------
                                                        17,347
                                                      --------

Statement of Net Assets

--------------------------------------------------------------------------------
                                                       MARKET
DESCRIPTION                            SHARES        VALUE (000)
--------------------------------------------------------------------------------
GAS/NATURAL GAS--2.6%
   Consolidated Natural Gas             55,000       $   3,238
   Enron                                65,000           3,514
                                                      --------
                                                         6,752
                                                      --------
GLASS PRODUCTS--1.1%
   Corning                              80,000           2,780
                                                      --------
HOUSEHOLD PRODUCTS--5.4%
   Colgate-Palmolive                    60,000           5,280
   Procter & Gamble                     50,000           4,553
   Whirlpool                            60,000           4,125
                                                      --------
                                                        13,958
                                                      --------
INSURANCE--2.3%
   American International Group         40,000           5,840
                                                      --------
LEISURE PRODUCTS--2.1%
   Mattel                              125,000           5,289
                                                      --------
MACHINERY--1.4%
   Deere                                70,000           3,701
                                                      --------
MANUFACTURING--1.0%
   Minnesota Mining &
     Manufacturing                      30,000           2,466
                                                      --------
MISCELLANEOUS BUSINESS SERVICES--0.8%
   Electronic Data Systems              50,000           2,000
                                                      --------
PAPER & PAPER PRODUCTS--1.2%
   Kimberly Clark                       65,000           2,982
                                                      --------
PETROLEUM & FUEL PRODUCTS--1.5%
   Schlumberger                         55,000           3,757
                                                      --------
PETROLEUM REFINING--6.6%
   Amoco                                70,000           2,914
   Exxon                                65,000           4,635
   Mobil                                60,000           4,598
   Royal Dutch Petroleum (ADR)          85,000           4,659
                                                      --------
                                                        16,806
                                                      --------
PRINTING & PUBLISHING--5.0%
   Gannett                              85,000           6,040
   Time Warner                          80,000           6,835
                                                      --------
                                                        12,875
                                                      --------
RAILROADS--2.3%
   Burlington Northern Santa Fe         35,000           3,437
   Union Pacific                        55,000           2,427
                                                      --------
                                                         5,864
                                                      --------
RETAIL--2.8%
   Limited                              75,000           2,484
   Sears Roebuck                        65,000           3,969
   Wal-Mart Stores                      10,000             608
                                                      --------
                                                         7,061
                                                      --------

--------------------------------------------------------------------------------
                                     SHARES/FACE       MARKET
DESCRIPTION                         AMOUNT (000)     VALUE (000)
--------------------------------------------------------------------------------
SEMI-CONDUCTORS/INSTRUMENTS--1.7%
   Intel                                60,000        $  4,448
                                                      --------
TELEPHONES & TELECOMMUNICATION--9.3%
   Ameritech                           100,000           4,488
   BellSouth                            70,000           4,699
   Lucent Technologies                  90,000           7,487
   SBC Communications                  120,000           4,800
   Worldcom*                            50,000           2,422
                                                      --------
                                                        23,896
                                                      --------
Total Common Stocks
   (Cost $186,578)                                     246,541
                                                      --------
CASH EQUIVALENTS--1.8%
   SEI Liquid Asset Trust--
     Government Portfolio                4,594           4,594
   SEI Liquid Asset Trust--
     Treasury Portfolio                    176             176
                                                      --------
Total Cash Equivalents
   (Cost $4,770)                                         4,770
                                                      --------
U.S. TREASURY OBLIGATION--1.0%
   U.S. Treasury STRIPS
     5.350%, 02/15/01                   $3,000           2,606
                                                      --------
Total U.S. Treasury Obligation
   (Cost $2,612)                                         2,606
                                                      --------
COMMERCIAL PAPER--1.4%
   Ford Motor Credit
     5.850%, 07/03/98                    2,000           2,000
   General Electric Capital
     5.570%, 07/14/98                    1,500           1,500
                                                      --------
Total Commercial Paper
   (Cost $3,500)                                         3,500
                                                      --------
Total Investments--100.4%
   (Cost $197,460)                                     257,417
                                                      --------
OTHER ASSETS AND LIABILITIES, NET--(0.4%)                (1,102)
                                                      --------
NET ASSETS:
   Portfolio Shares of Class I (unlimited
     authorization -- no par value) based
     on 15,047,229 outstanding shares
     of beneficial interest                            156,818
   Portfolio Shares of Class A (unlimited
     authorization -- no par value) based
     on 1,192,813 outstanding shares
     of beneficial interest                             14,928

                                                                  [LOGO OMITTED]
                                                       JUNE 30, 1998 (UNAUDITED)



--------------------------------------------------------------------------------
                                                       MARKET
DESCRIPTION                            SHARES        VALUE (000)
--------------------------------------------------------------------------------
   Portfolio Shares of Class B (unlimited
     authorization -- no par value) based
     on 963,894 outstanding shares
     of beneficial interest                           $ 14,002
   Overdistribution of net investment income              (375)
   Accumulated net realized gain on investments         10,985
   Net unrealized appreciation on investments           59,957
                                                      --------
Total Net Assets--100.0%                              $256,315
                                                      ========
Net Asset Value, Offering and Redemption
   Price Per Share -- Class I                           $14.90
                                                      ========
Net Asset Value and Redemption Price
   Per Share -- Class A                                 $14.91
                                                      ========
Maximum Offering Price Per Share --
   Class A ($14.91 / 94.5%)                             $15.78
                                                      ========
Net Asset Value, Offering and Redemption
   Price Per Share -- Class B (1)                       $14.86
                                                      ========

(1) CLASS B HAS A CONTINGENT DEFERRED SALES CHARGE.
* NON-INCOME PRODUCING SECURITY
ADR -- AMERICAN DEPOSITORY RECEIPT
PLC -- PUBLIC LIMITED COMPANY
STRIPS -- SEPARATE TRADING OF REGISTERED INTEREST AND PRINCIPAL OF SECURITIES.
          THE RATE REFLECTED ON THE STATEMENT OF NET ASSETS REPRESENTS THE SECURITY'S EFFECTIVE YIELD AT PURCHASE.


EQUITY INCOME FUND
--------------------------------------------------------------------------------
COMMON STOCKS--85.1%
AIRCRAFT--1.0%
   United Technologies                  15,000           1,387
                                                      --------
AUTOMOTIVE--1.7%
   Echlin                               30,000           1,472
   General Motors                       13,000             869
                                                      --------
                                                         2,341
                                                      --------
BANKS--9.8%
   Bank of New York                     44,500           2,701
   BankBoston                           10,000             556
   Banker's Trust New York              15,000           1,741
   Chase Manhattan Bank                 35,000           2,642
   First Union                          35,000           2,039
   J.P. Morgan                          15,400           1,804
   Norwest                              50,000           1,869
                                                      --------
                                                        13,352
                                                      --------
CHEMICALS--3.1%
   E.I. DuPont de Nemours               31,000           2,313
   Imperial Chemical Industries PLC     30,000           1,935
                                                      --------
                                                         4,248
                                                      --------



--------------------------------------------------------------------------------
                                                       MARKET
DESCRIPTION                            SHARES        VALUE (000)
--------------------------------------------------------------------------------
DRUGS--10.9%
   American Home Products               20,000        $  1,035
   Bristol-Myers Squibb                 26,300           3,023
   Glaxo Wellcome PLC (ADR)             36,500           2,183
   Merck                                14,600           1,953
   Pfizer                               21,000           2,282
   Pharmacia & Upjohn                   40,000           1,845
   SmithKline Beecham                   43,000           2,601
                                                      --------
                                                        14,922
                                                      --------
ELECTRICAL & ELECTRONIC PRODUCTS--5.6%
   Emerson Electric                     29,000           1,749
   General Electric                     40,000           3,640
   Thomas & Betts                       45,000           2,216
                                                      --------
                                                         7,605
                                                      --------
ELECTRICAL UTILITIES--0.6%
   Southern                             30,000             831
                                                      --------
ENVIRONMENTAL SERVICES--1.1%
   Browning-Ferris Industries           45,000           1,564
                                                      --------
FINANCIAL SERVICES--3.5%
   Beneficial                           17,000           2,604
   Textron                              30,000           2,151
                                                      --------
                                                         4,755
                                                      --------
FOOD, BEVERAGE & TOBACCO--4.6%
   Bestfoods                            34,000           1,974
   Groupe Danone                        30,000           1,650
   Kellogg                              25,000             939
   Sara Lee                             30,000           1,678
                                                      --------
                                                         6,241
                                                      --------
GAS/NATURAL GAS--5.1%
   Consolidated Natural Gas             39,000           2,296
   Enron                                33,000           1,784
   Trans Canada Pipeline                41,500             923
   Williams                             60,000           2,025
                                                      --------
                                                         7,028
                                                      --------
GLASS PRODUCTS--2.2%
   Corning                              40,000           1,390
   PPG Industries                       24,000           1,670
                                                      --------
                                                         3,060
                                                      --------
HOUSEHOLD PRODUCTS--3.0%
   Colgate-Palmolive                    25,600           2,253
   Hubbell, Class B                     44,000           1,832
                                                      --------
                                                         4,085
                                                      --------
INSURANCE--6.8%
   American General                     20,000           1,424

Statement of Net Assets

--------------------------------------------------------------------------------
                                                       MARKET
DESCRIPTION                            SHARES        VALUE (000)
--------------------------------------------------------------------------------
   Lincoln National                     20,000      $    1,828
   Marsh & McLennan                     40,500           2,448
   Mid Ocean                            20,000           1,570
   St. Paul                             50,000           2,103
                                                      --------
                                                         9,373
                                                      --------
MACHINERY--0.4%
   Tenneco                              16,000             609
                                                      --------
MARINE TRANSPORTATION--0.5%
   Knightsbridge Tankers Limited        25,500             682
                                                      --------
MEDICAL PRODUCTS & SERVICES--1.2%
   Baxter International                 31,000           1,668
                                                      --------
PAPER & PAPER PRODUCTS--1.2%
   Kimberly Clark                       35,000           1,606
                                                      --------
PETROLEUM REFINING--8.8%
   Atlantic Richfield                   24,000           1,875
   British Petroleum (ADR)              26,000           2,295
   Mobil                                29,200           2,237
   Royal Dutch Petroleum (ADR)          34,000           1,864
   Sun                                  18,999             737
   Texaco                               35,000           2,089
   Ultramar Diamond Shamrock            30,000             947
                                                      --------
                                                        12,044
                                                      --------
PRINTING & PUBLISHING--3.5%
   Hollinger International              60,000           1,020
   McGraw-Hill                          32,000           2,610
   Readers Digest                       46,000           1,185
                                                      --------
                                                         4,815
                                                      --------
RAILROADS--0.8%
   Burlington Northern Santa Fe         11,000           1,080
                                                      --------
REAL ESTATE INVESTMENT TRUSTS--1.8%
   First Real Estate Investment Trust
     of New Jersey                       5,000             140
   Healthcare Realty Trust              21,900             597
   Hospitality Properties Trust         20,000             643
   Kilroy Realty                        16,000             400
   Liberty Property Trust               26,300             672
                                                      --------
                                                         2,452
                                                      --------
RETAIL--3.4%
   J.C. Penney                          27,000           1,952
   Limited                              75,000           2,484
   Russ Berrie                          10,000             250
                                                      --------
                                                         4,686
                                                      --------
TELEPHONES & TELECOMMUNICATION--4.5%
   AT&T                                 15,000             857
   Bell Atlantic                        26,000           1,186
   BellSouth                            36,500           2,450
   GTE                                  30,000           1,669
                                                      --------
                                                         6,162
                                                      --------


--------------------------------------------------------------------------------
                                     SHARES/FACE       MARKET
DESCRIPTION                         AMOUNT (000)     VALUE (000)
--------------------------------------------------------------------------------
Total Common Stocks
   (Cost $92,166)                                     $116,596
                                                      --------
PREFERRED STOCKS--7.8%
   Aetna                                18,000           1,352
   Airtouch Communications              17,500           1,444
   Cendant                              25,000             936
   Conseco Financial Trust              22,000             573
   El Paso Energy Capital Trust         29,000           1,537
   Mattel                               36,500             636
   Newell Financial                     35,000           2,017
   SunAmerica                           18,200             874
   Union Pacific Captial Trust          30,000           1,391
                                                      --------
Total Preferred Stocks
   (Cost $9,672)                                        10,760
                                                      --------
CASH EQUIVALENTS--4.1%
   SEI Liquid Asset Trust--
     Prime Obligation                    5,003           5,003
   SEI Liquid Asset Trust--
     Treasury Portfolio                    474             474
                                                      --------
Total Cash Equivalents
   (Cost $5,477)                                         5,477
                                                      --------
U.S. GOVERNMENT AGENCY OBLIGATION--1.1%
   Federal National Mortgage Association
     5.590%, 11/18/98                   $1,460           1,460
                                                      --------
Total U.S. Government Agency Obligation
   (Cost $1,459)                                         1,460
                                                      --------
CONVERTIBLE BONDS--1.5%
   Parker Drilling Shares
     5.500%, 08/01/04                      300             257
   PetSmart
     6.750%, 11/01/04                      500             651
   U.S. Filter
     4.500%, 12/15/01                      800             815
   USA Waste Services
     4.000%, 02/01/02                      300             374
                                                      --------
Total Convertible Bonds
   (Cost $1,959)                                         2,097
                                                       --------
U.S. TREASURY OBLIGATION--0.3%
   U.S. Treasury Note
     5.625%, 10/31/99                      365             365
                                                      --------
Total U.S. Treasury Obligation
   (Cost $365)                                             365
                                                      --------

                                                                  [LOGO OMITTED]
                                                       JUNE 30, 1998 (UNAUDITED)



--------------------------------------------------------------------------------
                                     FACE AMOUNT       MARKET
DESCRIPTION                         (000)/SHARES     VALUE (000)
--------------------------------------------------------------------------------
CORPORATE BOND--0.4%
   Adaptec
     4.750%, 02/01/04                     $800        $    621
                                                      --------
Total Corporate Bond
   (Cost $703)                                             621
                                                      --------
Total Investments--100.3%
   (Cost $111,801)                                     137,376
                                                      --------
OTHER ASSETS AND LIABILITIES, NET--(0.3%)                 (445)
                                                      --------
NET ASSETS:
   Portfolio Shares of Class I (unlimited
     authorization -- no par value) based
     on 6,917,179 outstanding shares
     of beneficial interest                             70,305
   Portfolio Shares of Class A (unlimited
     authorization -- no par value) based
     on 1,343,162 outstanding shares
     of beneficial interest                             16,724
   Portfolio Shares of Class B (unlimited
     authorization -- no par value) based
     on 1,210,239 outstanding shares
     of beneficial interest                             17,457
   Overdistribution of net investment income              (364)
   Accumulated net realized gain on investments          7,234
   Net unrealized appreciation on investments           25,575
                                                      --------
Total Net Assets--100.0%                              $136,931
                                                      ========
Net Asset Value, Offering and Redemption
   Price Per Share-- Class I                            $14.46
                                                      ========
Net Asset Value and Redemption
   Price Per Share-- Class A                            $14.49
                                                      ========
Maximum Offering Price Per Share --
   Class A ($14.49 / 94.5%)                             $15.33
                                                      ========
Net Asset Value and Redemption Price
   Per Share-- Class B (1)                              $14.42
                                                      ========
(1) CLASS B HAS A CONTINGENT DEFERRED SALES CHARGE.
ADR -- AMERICAN DEPOSITORY RECEIPT
PLC -- PUBLIC LIMITED COMPANY

MID CAP FUND
--------------------------------------------------------------------------------
COMMON STOCKS--100.9%
AUTOMOTIVE--2.0%
   Cooper*                              10,000             364
                                                      --------
BANKS--6.5%
   First Tennessee National             11,500             363
   Sovereign Bancorp                    20,000             327
   Zions Bancorp                         9,000             478
                                                      --------
                                                         1,168
                                                      --------

--------------------------------------------------------------------------------
                                                       MARKET
DESCRIPTION                            SHARES        VALUE (000)
--------------------------------------------------------------------------------
CHEMICALS--2.3%
   Cytec Industries*                     9,500        $    420
                                                      --------
COMMUNICATIONS EQUIPMENT--6.7%
   ADC Telecommunications*              12,500             457
   Ascend Communications*                5,000             248
   Qualcomm*                             9,000             506
                                                      --------
                                                         1,211
                                                      --------
COMPUTERS & SERVICES--5.8%
   Gateway 2000*                        10,000             506
   Sungard Data Systems*                14,000             537
                                                      --------
                                                         1,043
                                                      --------
DRUGS--7.7%
   Biogen*                              10,500             514
   Centocor*                            10,000             362
   Watson Pharmaceuticals*              11,000             514
                                                      --------
                                                         1,390
                                                      --------
FINANCIAL SERVICES--4.1%
   Firstplus Financial Group*           10,000             360
   Franklin Resources                    7,000             378
                                                      --------
                                                           738
                                                      --------
HOUSEHOLD PRODUCTS--2.2%
   Danaher                              11,000             404
                                                      --------
INSURANCE--4.4%
   Amerin*                              10,000             292
   Delphi Financial Group*               9,000             507
                                                      --------
                                                           799
                                                      --------
MEDICAL PRODUCTS & SERVICES--5.1%
   Arterial Vascular*                    5,000             179
   Biomet*                               7,500             248
   Novacare*                            12,500             147
   PSS World Medical*                   11,500             168
   Theragenics*                          6,500             169
                                                      --------
                                                           911
                                                      --------
MISCELLANEOUS BUSINESS SERVICES--13.8%
   Cendant*                             14,000             292
   Corrections Corporation of America*   8,000             188
   Electronic Arts*                     10,500             567
   Networks Associates*                  9,000             431
   Parametric Technology*               14,500             393
   Premiere Technologies*               20,000             166
   U.S. Filter*                          8,000             224
   Whitman                              10,000             229
                                                      --------
                                                         2,490
                                                      --------
MISCELLANEOUS CONSUMER SERVICES--2.9%
   Stewart Enterprises, Class A         19,500             519
                                                      --------

Statement of Net Assets

--------------------------------------------------------------------------------
                                                       MARKET
DESCRIPTION                            SHARES        VALUE (000)
--------------------------------------------------------------------------------
PETROLEUM & FUEL PRODUCTS--4.4%
   Ensco International                  10,000        $    174
   Global Marine*                       15,000             280
   Noble Drilling*                       7,500             180
   Parker Drilling*                     24,000             170
                                                      --------
                                                           804
                                                      --------
PROFESSIONAL SERVICES--5.5%
   Devry*                               25,000             548
   Paychex                              11,000             448
                                                      --------
                                                           996
                                                      --------
RETAIL--11.4%
   Bed Bath and Beyond*                  9,500             492
   CompUSA*                              8,500             154
   Piercing Pagoda *                    15,000             544
   Rainforest Cafe*                     27,500             382
   Tech Data*                           11,250             482
                                                      --------
                                                         2,054
                                                      --------
SEMI-CONDUCTORS/INSTRUMENTS--6.6%
   American Power Conversion*           16,500             495
   Analog Devices*                      14,500             356
   Xilinx*                              10,000             340
                                                      --------
                                                         1,191
                                                      --------
SPECIALTY MACHINERY--2.0%
   American Standard Companies*          5,000             223
   Sli*                                  5,000             131
                                                      --------
                                                           354
                                                      --------
TESTING LABORATORIES--2.0%
   Chiron*                              23,500             369
                                                      --------
TRUCKING--2.6%
   Suiza Foods*                          8,000             478
                                                      --------
WHOLESALE--2.9%
   Cardinal Health                       5,500             516
                                                      --------
Total Common Stocks
   (Cost $13,687)                                       18,219
                                                      --------
Total Investments--100.9%
   (Cost $13,687)                                       18,219
                                                      --------
OTHER ASSETS AND LIABILITIES, NET--(0.9%)                 (166)
                                                      --------
NET ASSETS:
   Portfolio Shares of Class I (unlimited
     authorization -- no par value) based
     on 907,530 outstanding shares
     of beneficial interest                             (3,297)

--------------------------------------------------------------------------------
                                                       MARKET
DESCRIPTION                            SHARES        VALUE (000)
--------------------------------------------------------------------------------

   Portfolio Shares of Class A (unlimited
     authorization -- no par value) based
     on 228,387 outstanding shares
     of beneficial interest                           $  1,843
   Distribution in excess of net investment income         (77)
   Accumulated net realized gain on investments         15,052
   Net unrealized appreciation on investments            4,532
                                                      --------
Total Net Assets--100.0%                              $ 18,053
                                                      ========
Net Asset Value, Offering and Redemption
   Price Per Share-- Class I                            $15.91
                                                      ========
Net Asset Value and Redemption
   Price Per Share-- Class A                            $15.83
                                                      ========
Maximum Offering Price Per Share --
   Class A ($15.83 / 96%)                               $16.49
                                                      ========
* NON-INCOME PRODUCING SECURITY

BALANCED FUND
--------------------------------------------------------------------------------
COMMON STOCKS--69.6%
AIRCRAFT--2.0%
   Allied Signal                        24,000           1,065
                                                      --------
BANKS--9.3%
   Bank of New York                      8,000             485
   Chase Manhattan Bank                 14,000           1,057
   Citicorp                              6,000             895
   First Union                          18,000           1,048
   Nationsbank                          11,000             841
   Norwest                              16,000             598
                                                      --------
                                                         4,924
                                                      --------
CHEMICALS--3.5%
   E.I. DuPont de Nemours               13,000             970
   Praxair                              19,000             889
                                                      --------
                                                         1,859
                                                      --------
COMPUTERS & SERVICES--6.2%
   3Com*                                10,000             307
   Cisco Systems*                       10,000             921
   Compaq Computer                      31,000             880
   Dell Computer*                        6,000             557
   Microsoft*                            6,000             650
                                                      --------
                                                         3,315
                                                      --------

                                                                  [LOGO OMITTED]
                                                       JUNE 30, 1998 (UNAUDITED)



--------------------------------------------------------------------------------
                                                       MARKET
DESCRIPTION                            SHARES        VALUE (000)
--------------------------------------------------------------------------------
DIVERSIFIED MANUFACTURING OPERATIONS--1.6%
   U.S. Industries                      34,000        $    841
                                                      --------
DRUGS--6.4%
   Bristol-Myers Squibb                  6,000             690
   Glaxo Wellcome PLC (ADR)             10,000             598
   Merck                                 5,500             736
   Pfizer                                8,000             869
   SmithKline Beecham (ADR)              8,000             484
                                                      --------
                                                         3,377
                                                      --------
FINANCIAL SERVICES--6.3%
   American Express                      5,000             570
   Federal National Mortgage
     Association                        14,000             851
   Morgan Stanley, Dean Witter,
     Discover                           11,000           1,005
   Textron                              13,000             932
                                                      --------
                                                         3,358
                                                      --------
FOOD, BEVERAGE & TOBACCO--1.1%
   PepsiCo                              14,000             577
                                                      --------
GAS/NATURAL GAS--1.5%
   Williams                             24,000             810
                                                      --------
GLASS PRODUCTS--1.3%
   Corning                              20,000             695
                                                      --------
HOUSEHOLD PRODUCTS--1.6%
   Whirlpool                            12,000             825
                                                      --------
INSURANCE--2.3%
   American International Group          4,000             584
   Oxford Health Plans                  40,000             613
                                                      --------
                                                         1,197
                                                      --------
LEISURE PRODUCTS--1.8%
   Mattel                               22,000             931
                                                      --------
MACHINERY--4.0%
   General Electric                     12,000           1,092
   Ingersoll-Rand                       23,000           1,013
                                                      --------
                                                         2,105
                                                      --------
MISCELLANEOUS CONSUMER SERVICES--3.6%
   Loewen Group                         32,000             864
   Service International                24,000           1,029
                                                      --------
                                                         1,893
                                                      --------
PAPER & PAPER PRODUCTS--1.2%
   Kimberly Clark                       14,000             642
                                                      --------

--------------------------------------------------------------------------------
                                    SHARES/FACE        MARKET
DESCRIPTION                         AMOUNT (000)     VALUE (000)
--------------------------------------------------------------------------------
PETROLEUM & FUEL PRODUCTS--1.7%
   Global Marine*                       30,000        $    561
   Schlumberger                          5,000             342
                                                      --------
                                                           903
                                                      --------
PETROLEUM REFINING--3.0%
   Amoco                                 8,000             333
   Exxon                                 6,000             428
   Mobil                                 6,000             460
   Royal Dutch Petroleum (ADR)           7,000             384
                                                      --------
                                                         1,605
                                                      --------
RAILROADS--1.0%
   Burlington Northern Santa Fe          5,500             540
                                                      --------
RETAIL--1.6%
   Limited                              25,000             828
                                                      --------
SEMI-CONDUCTORS/INSTRUMENTS--1.7%
   Intel                                12,000             890
                                                      --------
TELEPHONES & TELECOMMUNICATION--3.7%
   Lucent Technologies                  12,000             998
   Worldcom*                            20,000             969
                                                      --------
                                                         1,967
                                                      --------
TRUCKING--1.8%
   CNF Transportation                   23,000             978
                                                      --------
WHOLESALE--1.5%
                                                      --------
Total Common Stocks
   (Cost $28,743)                                       36,936
                                                      --------
U.S. TREASURY OBLIGATIONS--7.8%
   U.S. Treasury Notes
     5.750%, 11/15/00                 $    800             804
     5.500%, 03/31/03                      500             499
     5.625%, 02/15/06                      200             201
     6.625%, 05/15/07                    1,000           1,073
     6.125%, 08/15/07                    1,500           1,560
                                                      --------
Total U.S. Treasury Obligations
   (Cost $4,009)                                         4,137
                                                       --------
CORPORATE BONDS--13.1%
BANKS--2.9%
   Bank One Texas
     6.250%, 02/15/08                    1,000             995
   First Chicago NBD Bancorp
     7.125%, 05/15/07                      500             531
                                                      --------
                                                         1,526
                                                      --------

Statement of Net Assets

--------------------------------------------------------------------------------
                                    FACE AMOUNT/       MARKET
DESCRIPTION                         SHARES (000)     VALUE (000)
--------------------------------------------------------------------------------
FINANCIAL SERVICES--1.5%
   Bear Stearns
     6.625%, 10/01/04                  $   800        $    810
                                                      --------
INDUSTRIAL--6.8%
   Amoco
     6.250%, 10/15/04                    1,000           1,019
   Browning-Ferris
     6.375%, 01/15/08                      500             505
   McDonald's
     6.500%, 08/01/07                    1,000           1,032
   Philip Morris
     9.250%, 02/15/00                      100             105
   Sara Lee (MTN)
     6.000%, 01/15/08                      950             939
                                                      --------
                                                         3,600
                                                      --------
UTILITIES--1.9%
   GTE
     6.460%, 04/15/08                    1,000           1,005
                                                      --------
Total Corporate Bonds
   (Cost $6,847)                                         6,941
                                                      --------
U.S. GOVERNMENT AGENCY OBLIGATIONS--7.6%
   Federal Farm Credit Bank
     6.000%, 01/07/08                    1,000           1,015
   Federal Home Loan
     Mortgage Corporation
     6.704%, 01/09/07                      500             529
   Federal National Mortgage
     Association
     5.750%, 04/15/03                    2,000           2,003
     7.760%, 08/02/06                      500             511
                                                      --------
Total U.S. Government Agency Obligations
   (Cost $3,998)                                         4,058
                                                      --------
CERTIFICATE OF DEPOSIT--0.8%
   National City Bank Cleveland
     7.100%, 09/25/12                      400             420
                                                      --------
Total Certificate of Deposit
   (Cost $400)                                             420
                                                      --------
CASH EQUIVALENTS--1.0%
   SEI Liquid Asset Trust--
     Government Portfolio                  534             534
   SEI Liquid Asset Trust--
     Treasury Portfolio                     29              29
                                                      --------
Total Cash Equivalents
   (Cost $563)                                             563
                                                      --------

--------------------------------------------------------------------------------
                                                       MARKET
DESCRIPTION                            SHARES        VALUE (000)
--------------------------------------------------------------------------------
Total Investments--99.9%
   (Cost $44,560)                                     $ 53,055
                                                      --------
OTHER ASSETS AND LIABILITIES, NET--0.1%                     36
                                                      --------
NET ASSETS:
   Portfolio Shares of Class I (unlimited
     authorization -- no par value) based
     on 2,312,826 outstanding shares
     of beneficial interest                             22,940
   Portfolio Shares of Class A (unlimited
     authorization -- no par value) based
     on 808,493 outstanding shares of
     beneficial interest                                 8,655
   Portfolio Shares of Class B (unlimited
     authorization -- no par value) based
     on 869,047 outstanding shares
     of beneficial interest                             11,095
   Undistributed net investment income                       9
   Accumulated net realized gain on investments          1,897
   Net unrealized appreciation on investments            8,495
                                                      --------
Total Net Assets--100.0%                              $ 53,091
                                                      ========
Net Asset Value, Offering and Redemption
   Price Per Share-- Class I                            $13.31
                                                      ========
Net Asset Value and Redemption
   Price Per Share-- Class A                            $13.33
                                                      ========
Maximum Offering Price Per Share --
   Class A ($13.33 / 94.5%)                             $14.11
                                                      ========
Net Asset Value and Redemption
   Price Per Share-- Class B (1)                        $13.26
                                                      ========

(1) CLASS B HAS A CONTINGENT DEFERRED SALES CHARGE.
* NON-INCOME PRODUCING SECURITY
ADR -- AMERICAN DEPOSITORY RECEIPT
MTN -- MEDIUM TERM NOTE
PLC -- PUBLIC LIMITED COMPANY

INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------
FOREIGN COMMON STOCKS--81.4%
ARGENTINA--0.5%
   Telefonica de Argentina (ADR)         2,300              75
                                                      --------
AUSTRALIA--2.3%
   Australian & New Zealand Bank        11,000              76
   CSR                                  17,000              49
   Goodman Fielder                         121              --
   Newscorp Finance                     16,026             131
   Rio Tinto                             5,500              66
   WMC                                  11,112              34
                                                      --------
                                                           356
                                                      --------

                                                                  [LOGO OMITTED]
                                                       JUNE 30, 1998 (UNAUDITED)



--------------------------------------------------------------------------------
                                                       MARKET
DESCRIPTION                            SHARES        VALUE (000)
--------------------------------------------------------------------------------
BRAZIL--0.1%
   Telebras (ADR)*                         140        $     15
                                                      --------
CANADA--2.1%
   Canada Pacific (ADR)                  7,500             213
   Canadian Imperial Bank                3,600             116
                                                      --------
                                                           329
                                                      --------
DENMARK--1.8%
   Unidanmark, Series A                  3,050             275
                                                      --------
FINLAND--1.9%
   Kesko Oy Akt                          6,400             101
   Metsa Serla, Series B                10,500             102
   Nokia, Series A (ADR)                 1,200              87
                                                      --------
                                                           290
                                                      --------
FRANCE--8.6%
   Allianz-BCVG Warrants*                   64               2
   Assurances Generales de France        1,054              60
   AXA - UAP                               400              45
   Banque National Paris, Series A       2,845             232
   Cie de Saint Gobain                     711             132
   Michelin, Cl B*                         800              46
   Rhone Poulenc                         2,221             125
   Societe Generale                        910             189
   Societe Nationale Elf Aquitaine       1,880             264
   Total                                 1,449             188
   Vivendi                                 200              43
                                                      --------
                                                         1,326
                                                      --------
GERMANY--9.2%
   Adidas-Salomon                          510              89
   Bayer                                 6,560             340
   Degussa                               1,450              93
   Karstadt                                380             185
   Man                                     560             219
   Mannesmann                            3,700             381
   Metallgesellschaft*                   3,050              63
   Veba                                    700              46
                                                      --------
                                                         1,416
                                                      --------
HONG KONG--0.1%
   Sung Hung Kai Properties              5,161              22
                                                      --------
INDIA--0.1%
   State Bank of India (GDR)             1,300              15
                                                      --------
IRELAND--0.6%
   Allied Irish Bank                     5,972              86
                                                      --------
ITALY--1.6%
   Telecom Italia                       33,788             249
                                                      --------

--------------------------------------------------------------------------------
                                                       MARKET
DESCRIPTION                            SHARES        VALUE (000)
--------------------------------------------------------------------------------
JAPAN--12.1%
   Advantest                               300        $     16
   Bank of Tokyo-Mitsubishi              5,000              53
   Daiwa Securities                     15,000              64
   Eisai                                 7,000              95
   Fuji Machine Manufacturing            5,000             132
   Fuji Photo Film                       2,000              70
   Fujisawa Pharmaceutical               5,000              47
   Hitachi                               8,000              52
   Jusco                                 6,000             110
   Mabuchi Motor                         1,000              63
   Maruichi Steel Tube                   4,000              55
   Matsumotokiyoshi                      2,400              84
   Matsushita Electric                   7,000             112
   Nippon Telegraph & Telephone             16             132
   Nomura Securities                     3,000              35
   Okumura                               8,000              28
   Otsuka Kagu Ltd                         500              23
   Rohm Company                          1,000             103
   Sanwa Bank                            6,000              54
   Sony                                  2,100             181
   Sony Music Entertainment              3,200             136
   Square Co Ltd                         1,300              35
   Takashimaya                           8,000              60
   Toshiba                              15,000              61
   Uni-Charm                             1,000              37
   Yamato Kogyo                          4,000              29
                                                      --------
                                                         1,867
                                                      --------
MALAYSIA--0.1%
   Genting                               2,000               4
   Telekom Malaysia                      3,000               5
   YTL                                   5,000               4
                                                      --------
                                                            13
                                                      --------
MEXICO--1.1%
   Grupo Televisa*                       3,800              72
   Kimberly Clark, Series A             26,000              92
                                                      --------
                                                           164
                                                      --------
NETHERLANDS--5.0%
   ING Groep                             5,421             355
   Philips Electronics                     800              67
   Polygram                              1,500              77
   Royal Dutch Petro-Ny Shrs             3,000             164
   Unilever                              1,400             111
                                                      --------
                                                           774
                                                      --------
NEW ZEALAND--0.3%
   Telecom of New Zealand (ADR)          1,600              52
                                                      --------
NORWAY--0.5%
   Saga Petroleum, Series A              4,800              74
                                                      --------

Statement of Net Assets

--------------------------------------------------------------------------------
                                                      MARKET
DESCRIPTION                             SHARES     VALUE (000)
--------------------------------------------------------------------------------
PHILIPPINES--0.3%
   Ayala Land                           50,400        $     15
   Manila Electric, Series B            10,000              27
                                                      --------
                                                            42
                                                      --------
SINGAPORE--0.4%
   Overseas Union Bank                  28,000              62
                                                      --------
SOUTH AFRICA--0.4%
   Billiton                             27,600              54
                                                      --------
SPAIN--3.9%
   Banco Santander                       7,000             179
   Banco Popular Espana                  1,560             133
   Empresa Nacional
     de Electricidad                     7,700             169
   Telefonica de Espana (ADR)              872             121
   Telefonica de Espana Rights*              8              --
                                                      --------
                                                           602
                                                      --------
SWEDEN--4.1%
   Mandamus*                                69
   Nordbanken Holding AB                40,900             300
   Pharmacia & Upjohn                    6,400             295
   Sparbanken Sverige AB, Series A       1,420              43
                                                      --------
                                                           638
                                                      --------
SWITZERLAND--4.9%
   Holderbank Finan Glarus, Series B       250             319
   Nestle                                  156             334
   Novartis AG Bearer                       58              97
                                                      --------
                                                           750
                                                      --------
THAILAND--0.0%
   Bec World, Foreign                    2,000               8
   Siam Commercial Warrants*               300              --
                                                      --------
                                                             8
                                                      --------
UNITED KINGDOM--19.4%
   Associated British Foods             10,300              97
   Bank of Scotland                     12,400             139
   Bass                                 10,267             193
   Billiton                              7,400              15
   BOC Group                             7,913             108
   British Petroleum                    18,257             266
   BTR                                  19,662              56
   Carlton Communications               13,000             116
   Cookson Group                        39,869             137
   Diageo                               19,008             225
   HSBC Holdings                         6,900             167
   Jefferson Smurf                      46,770             141
   Johnson Matthey                       6,100              55
   Powergen                              9,805             136
   Reckitt & Coleman                    10,573             202
--------------------------------------------------------------------------------
                                     SHARES/FACE       MARKET
DESCRIPTION                         AMOUNT (000)     VALUE (000)
--------------------------------------------------------------------------------
   Royal Bank of Scotland               11,000        $    191
   Smithkline Beecham                    6,729              82
   Sun Alliance Group                   11,919             123
   Wpp Group                            17,000             112
   Zeneca Group                         10,000             429
                                                      --------
                                                         2,990
                                                      --------
Total Foreign Common Stocks
   (Cost $9,832)                                        12,544
                                                      --------
FOREIGN PREFERRED STOCKS--2.9%
BRAZIL--1.1%
   Cemig                               758,737              24
   Petroleo Brasileiro                 292,000              54
   CIA Vale do Rio Doce*                 2,000              --
   Telebras                            788,000              87
                                                      --------
                                                           165
                                                      --------
GERMANY--1.9%
   Hornbach                              1,400             128
   Prosieben Media*                      3,100             161
                                                      --------
                                                           289
                                                      --------
Total Foreign Preferred Stocks
   (Cost $427)                                             454
                                                      --------
REPURCHASE AGREEMENT--15.1%
   Lehman Brothers
     5.70%, dated 06/30/98, matures
     07/01/98, repurchase price
     $2,326,368 (collateralized by
     U.S. Treasury Note, total
     market value $2,979,373)           $2,326           2,326
                                                      --------
Total Repurchase Agreement
   (Cost $2,326)                                         2,326
                                                      --------
Total Investments--99.4%
   (Cost $12,585)                                       15,324
                                                      --------
OTHER ASSETS AND LIABILITIES, NET--0.6%                     96
                                                      --------
NET ASSETS:
   Portfolio Shares of Class I (unlimited
     authorization -- no par value) based
     on 1,228,257 outstanding shares
     of beneficial interest                             12,877
   Portfolio Shares of Class A (unlimited
     authorization -- no par value) based
     on 57,292 outstanding shares of
     beneficial interest                                   567
   Portfolio Shares of Class B (unlimited
     authorization -- no par value) based
     on 18,239 outstanding shares
     of beneficial interest                                213

                                                                  [LOGO OMITTED]
                                                       JUNE 30, 1998 (UNAUDITED)



--------------------------------------------------------------------------------
                                                       MARKET
DESCRIPTION                                          VALUE (000)
--------------------------------------------------------------------------------
   Undistributed net investment income               $     126
   Accumulated net realized loss
     on investments                                     (1,100)
   Net unrealized depreciation on foreign
     currency and translation of other
     assets and liabilities in foreign currency             (2)
   Net unrealized appreciation on investments            2,739
                                                      --------
Total Net Assets--100.0%                              $ 15,420
                                                      ========
Net Asset Value, Offering and Redemption
   Price Per Share-- Class I                            $11.83
                                                      ========
Net Asset Value and Redemption Price
   Per Share -- Class A                                 $11.81
                                                      ========
Maximum Public Offering Price Per
   Shar e-- Class A ($11.81 / 94.5%)                    $12.50
                                                      ========
Net Asset Value and Redemption Price
   Per Share -- Class B (1)                             $11.73
                                                      ========

(1) CLASS B HAS A CONTINGENT DEFERRED SALES CHARGE.
 *  NON-INCOME PRODUCING SECURITY
ADR -- AMERICAN DEPOSITORY RECEIPTS
CL -- CLASS
GDR -- GLOBAL DEPOSITORY RECEIPTS

    The accompanying notes are an integral part of the financial statements.

                     This page is intentionally left blank.



                                                                                                                      [LOGO OMITTED]
                                                                                                                      JUNE 30, 1998
Statement of Operations (000)
FOR THE PERIOD ENDED JUNE 30, 1998 (UNAUDITED)


                                        --------------------------------------------------------------------------------------------
                                           U.S. TREASURY       PRIME                             U.S. TREASURY      INSTITUTIONAL
                                             SECURITIES      OBLIGATION         TAX-EXEMPT         SECURITIES           SELECT
                                                MONEY           MONEY              MONEY           PLUS MONEY            MONEY
                                               MARKET          MARKET             MARKET             MARKET             MARKET
                                                FUND            FUND               FUND               FUND             FUND (2)
                                        --------------------------------------------------------------------------------------------
INTEREST INCOME:                               $14,857         $13,255            $1,454             $1,798              $2,979
                                        --------------------------------------------------------------------------------------------
EXPENSES:
   Investment advisory fee                         975             825               139                 50                  53
   Less: Investment advisory fee waived             --              --                (8)                --                 (16)
   Administration fee                              557             471                79                 67                  53
   Custody fee                                      69              59                10                  8                  13
   Transfer agency fee                              22              40                21                 31                  13
   Professional fees                                19              27                 9                 11                  10
   Registration fees                                68              41                --                  3                  25
   Distribution fees (1)                            31              95                11                 10                  --
   Printing expense                                 31              21                 5                  2                   6
   Amortization of deferred
     organizational costs                           --              --                --                 --                   1
   Insurance and other expenses                     28              14                 1                  3                   1
                                        --------------------------------------------------------------------------------------------
   Total expenses, net of waivers                1,800           1,593               267                185                 159
                                        --------------------------------------------------------------------------------------------
NET INVESTMENT INCOME                           13,057          11,662             1,187              1,613               2,820

   Net realized gain
   on investments                                   16              --                --                  1                  --
                                        --------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING
   FROM OPERATIONS                             $13,073         $11,662            $1,187             $1,614              $2,820
                                        ============================================================================================

(1) DISTRIBUTION FEES ARE INCURRED AT THE CLASS A, CLASS B AND CLASS S LEVELS EXCEPT FOR THE U.S. TREASURY SECURITIES
    PLUS MONEY MARKET FUND WHICH INCURS DISTRIBUTION FEES AT THE CLASS I LEVEL.
(2) THE INSTITUTIONAL SELECT MONEY MARKET FUND COMMENCED OPERATIONS ON JULY 1, 1997.

AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.

                         The accompanying notes are an integral part of the financial statements.


Statement of Operations (000)
FOR THE PERIOD ENDED JUNE 30, 1998 (UNAUDITED)
                                        --------------------------------------------------------------------------------------------
                                                                                                  INTERMEDIATE-
                                                                                NEW JERSEY             TERM          PENNSYLVANIA
                                             SHORT-TERM           FIXED          MUNICIPAL          GOVERNMENT         MUNICIPAL
                                             INVESTMENT          INCOME         SECURITIES          SECURITIES        SECURITIES
                                                FUND              FUND             FUND                FUND              FUND
                                        --------------------------------------------------------------------------------------------
INVESTMENT INCOME:
   Dividend income                             $   --            $   --            $   --             $   --            $   --
   Interest income                                 87             6,918             3,869              1,097             1,053
   Less: Foreign taxes withheld                    --                --                --                 --                --
                                        --------------------------------------------------------------------------------------------
    Total income                                   87             6,918             3,869              1,097             1,053
                                        --------------------------------------------------------------------------------------------
EXPENSES:
   Investment advisory fee                         10               634               441                103               123
   Less: Investment advisory fee waived            (9)             (107)              (95)               (24)              (34)
   Administration fee                               3               211               147                 34                41
   Custody fee                                     --                27                18                  4                 5
   Transfer agency fee                              9                42                35                 15                16
   Professional fees                               --                17                12                  3                 5
   Registration fees                               --                 5                 8                 --                 1
   Distribution fees (1)                            1                13                23                  2                 1
   Printing expense                                --                11                 2                  1                 2
   Amortization of deferred
     organizational costs                          --                --                --                 --                --
   Insurance and other expenses                    --                 5                20                  1                 5

   Total expenses, net of waivers                  14               858               611                139               165

NET INVESTMENT INCOME (LOSS)                       73             6,060             3,258                958               888

   Net realized gain (loss)
   on investments                                   2               431               393                 18               511
   Net change in unrealized depreciation
     on foreign currency and translation
     of other assets and liabilities
     denominated in foreign currency               --                --                --                 --                --
   Net change in unrealized appreciation
     (deprecation) on investments                  (1)              312              (855)               (34)             (676)
                                        --------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING
   FROM OPERATIONS                             $   74            $6,803            $2,796             $  942            $  723
                                        ============================================================================================

(1) ALL DISTRIBUTION FEES ARE INCURRED AT THE CLASS A AND CLASS B LEVELS.

AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.



                         The accompanying notes are an integral part of thefinancial statements.



                                                                                                                     [LOGO OMITTED]
                                                                                                                      JUNE 30, 1998

------------------------------------------------------------------------------------------------------------------------------------
                         EQUITY             EQUITY             EQUITY                                                INTERNATIONAL
       GNMA              GROWTH              VALUE             INCOME             MID CAP           BALANCED            EQUITY
       FUND               FUND               FUND               FUND               FUND               FUND               FUND
------------------------------------------------------------------------------------------------------------------------------------
       $ --             $  603             $  1,857           $  1,481            $  39             $   190             $  186
        215                 35                  197                392               10                 487                 39
         --                 --                   --                 --               --                  --                (19)
------------------------------------------------------------------------------------------------------------------------------------
        215                638                2,054              1,873               49                 677                206
------------------------------------------------------------------------------------------------------------------------------------
         19                695                  907                493              113                 171                 75
        (19)              (233)                (304)              (195)             (58)                (85)               (17)
          6                185                  242                132               31                  45                 15
          1                 23                   29                 16                4                   6                 13
         17                 28                   56                 55               26                  37                 19
         --                 17                   18                 11                3                   4                 --
          1                 11                   11                  8               --                   1                 --
          1                  7                   67                 88                6                  50                  2
         --                 10                    5                  4               --                   2                 --

         --                  3                   --                 --               --                  --                  1
          1                 --                    3                  2                1                   1                  5
------------------------------------------------------------------------------------------------------------------------------------
         27                746                1,034                614              126                 232                113
------------------------------------------------------------------------------------------------------------------------------------
        188               (108)               1,020              1,259              (77)                445                 93


         88              8,722               10,146              6,254           12,990               1,772               (592)



         --                 --                   --                 --               --                  --                 (2)

        (94)            28,821               23,044              4,259           (9,564)              2,836              2,510
------------------------------------------------------------------------------------------------------------------------------------


       $182            $37,435              $34,210            $11,772           $3,349              $5,053             $2,009
====================================================================================================================================

Statements of Changes in Net Assets (000)

FOR THE PERIOD ENDED JUNE 30, 1998 (UNAUDITED) AND THE YEAR ENDED DECEMBER 31, 1997

MONEY MARKET FUNDS
                                                            ------------------------------------------------------------------------
                                                                       U.S. TREASURY                    PRIME OBLIGATION
                                                                        SECURITIES                        MONEY MARKET
                                                                     MONEY MARKET FUND                        FUND
                                                            ------------------------------------------------------------------------
                                                                   1998              1997               1998              1997
                                                            ------------------------------------------------------------------------

INVESTMENT ACTIVITIES:
   Net investment income                                    $     13,057            $ 21,893        $   11,662          $  21,711
   Net realized gain (loss) on investments                            16                 114                --                 --
                                                            ------------------------------------------------------------------------
   Net increase in net assets resulting
   from operations                                                13,073              22,007            11,662             21,711
DISTRIBUTIONS TO SHAREHOLDERS:
   Net investment income:
   Class I(2)                                                    (12,501)            (21,651)          (10,278)           (20,773)
   Class A(2)                                                       (556)               (242)             (446)              (693)
   Class B                                                            --                  --                --                 --
   Class S                                                            --                  --              (938)              (245)
   Realized capital gains:
   Class I(2)                                                         --                  --                --                 --
   Class A(2)                                                         --                  --                --                 --
   Class B                                                            --                  --                --                 --
   Class S                                                            --                  --                --                 --
                                                            ------------------------------------------------------------------------
          Total distributions                                    (13,057)            (21,893)          (11,662)           (21,711)
                                                            ------------------------------------------------------------------------

SHARE TRANSACTIONS (ALL AT $1.00 PER SHARE):
   Class I: (2)
      Shares issued                                            1,662,849           1,263,191           403,407            796,652
      Shares issued in lieu of cash distributions                    103                 271             1,759              3,999
      Shares redeemed                                         (1,533,294)         (1,281,107)         (368,087)          (801,385)
                                                            ------------------------------------------------------------------------
         Net Class I share transactions                          129,658             (17,645)           37,079               (734)
                                                            ------------------------------------------------------------------------
   Class A: (2)
      Shares issued                                               50,921              24,231            34,288             44,915
      Shares issued in lieu of cash distributions                     41                 129               369                682
      Shares redeemed                                            (29,647)            (15,373)          (33,144)           (39,430)
                                                            ------------------------------------------------------------------------
         Net Class A share transactions                           21,315               8,987             1,513              6,167
                                                            ------------------------------------------------------------------------
   Class B:
      Shares issued                                                   --                  --                64                 10
      Shares issued in lieu of cash distributions                     --                  --                --                 --
      Shares redeemed                                                 --                  --               (10)                --
                                                            ------------------------------------------------------------------------
         Net Class B share transactions                               --                  --                54                 10
                                                            ------------------------------------------------------------------------
   Class S:
      Shares issued                                                   --                  --            67,099             39,261
      Shares issued in lieu of cash distributions                     --                  --                --                 --
      Shares redeemed                                                 --                  --           (44,267)            (8,741)
                                                            ------------------------------------------------------------------------
         Net Class S share transactions                               --                  --            22,832             30,520
                                                            ------------------------------------------------------------------------
   Increase/(decrease) in net assets from
     share transactions                                          150,973              (8,658)           61,478             35,963
                                                            ------------------------------------------------------------------------
   Total increase/(decrease) in net assets                       150,989              (8,544)           61,478             35,963
                                                            ------------------------------------------------------------------------
NET ASSETS:
   Beginning of period                                           499,688             508,232           448,733            412,770
                                                            ------------------------------------------------------------------------
NET ASSETS:
   End of period                                             $   650,677           $ 499,688         $ 510,211          $ 448,733
                                                            ========================================================================

(1) THE INSTITUTIONAL SELECT MONEY MARKET FUND COMMENCED OPERATIONS ON JULY 1, 1997.
(2) ON APRIL 30, 1997, CLASS A SHARES WERE REDESIGNATED CLASS I SHARES AND CLASS B SHARES WERE REDESIGNATED CLASS A SHARES.

AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.
                         The accompanying notes are an integral part of the financial statements.



                                                                                                                     [LOGO OMITTED]
                                                                                                                      JUNE 30, 1998
------------------------------------------------------------------------------------------------------------------------------------
             TAX-EXEMPT                                   U.S. TREASURY                                  INSTITUTIONAL
            MONEY MARKET                                 SECURITIES PLUS                                 SELECT MONEY
                FUND                                    MONEY MARKET FUND                                MARKET FUND (1)
------------------------------------------------------------------------------------------------------------------------------------
      1998                 1997                     1998                 1997                     1998                1997
------------------------------------------------------------------------------------------------------------------------------------
   $    1,187             $ 2,280               $     1,613            $   3,642               $   2,820          $   1,010
           --                  (1)                        1                    1                      --                  1
------------------------------------------------------------------------------------------------------------------------------------

        1,187               2,279                     1,614                3,643                   2,820              1,011
------------------------------------------------------------------------------------------------------------------------------------



       (1,065)             (2,132)                   (1,613)              (3,642)                 (2,820)            (1,010)
         (122)               (148)                       --                   --                      --                 --
           --                  --                        --                   --                      --                 --
           --                  --                        --                   --                      --                 --

           --                  --                        --                   --                      --                 --
           --                  --                        --                   --                      --                 --
           --                  --                        --                   --                      --                 --
           --                  --                        --                   --                      --                 --
------------------------------------------------------------------------------------------------------------------------------------
       (1,187)             (2,280)                   (1,613)              (3,642)                 (2,820)            (1,010)
------------------------------------------------------------------------------------------------------------------------------------



       52,247             126,993                   217,958              502,154                 228,841             78,541
          220                 508                     1,152                3,189                     (75)                74
      (52,947)           (119,483)                 (226,978)            (501,859)               (194,992)           (17,094)
------------------------------------------------------------------------------------------------------------------------------------
         (480)              8,018                    (7,868)               3,484                  33,774             61,521
------------------------------------------------------------------------------------------------------------------------------------


       13,323              12,367                        --                   --                      --                 --
           40                 110                        --                   --                      --                 --
      (14,011)             (7,822)                       --                   --                      --                 --
------------------------------------------------------------------------------------------------------------------------------------
         (648)              4,655                        --                   --                      --                 --
------------------------------------------------------------------------------------------------------------------------------------

           --                  --                        --                   --                      --                 --
           --                  --                        --                   --                      --                 --
           --                  --                        --                   --                      --                 --
------------------------------------------------------------------------------------------------------------------------------------
           --                  --                        --                   --                      --                 --
------------------------------------------------------------------------------------------------------------------------------------


           --                  --                        --                   --                      --                 --
           --                  --                        --                   --                      --                 --
           --                  --                        --                   --                      --                 --
------------------------------------------------------------------------------------------------------------------------------------
           --                  --                        --                   --                      --                 --
------------------------------------------------------------------------------------------------------------------------------------

       (1,128)             12,673                    (7,868)               3,484                  33,774             61,521
------------------------------------------------------------------------------------------------------------------------------------
       (1,128)             12,672                    (7,867)               3,485                  33,774             61,522
------------------------------------------------------------------------------------------------------------------------------------
       83,606              70,934                    68,658               65,173                  61,522                 --
------------------------------------------------------------------------------------------------------------------------------------

   $   82,478           $  83,606                 $  60,791            $  68,658                $ 95,296           $ 61,522
====================================================================================================================================


Statements of Changes in Net Assets (000)

FOR THE PERIOD ENDED JUNE 30, 1998 (UNAUDITED) AND THE YEAR ENDED DECEMBER 31,
1997

FIXED INCOME FUNDS
                                                                      --------------------------------------------------------------
                                                                               SHORT-TERM                         FIXED
                                                                                INVESTMENT                        INCOME
                                                                                   FUND                            FUND
                                                                      --------------------------------------------------------------
                                                                          1998            1997              1998           1997
                                                                      --------------------------------------------------------------
INVESTMENT ACTIVITIES:
   Net investment income                                              $      73         $     869       $   6,060        $  14,044
   Net realized gain (loss) on investments                                    2                19             431              (81)
   Net change in unrealized appreciation (depreciation) on investments       (1)              (16)            312            3,905
                                                                      --------------------------------------------------------------
   Net increase in net assets resulting from operations                      74               872           6,803           17,868
                                                                      --------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS:
   Net investment income:
   Class I(1)                                                               (65)             (829)         (5,893)         (13,798)
   Class A(1)                                                                (9)              (40)           (134)            (241)
   Class B                                                                   --                --             (33)              (6)
   Realized capital gains:
   Class I(1)                                                                --                --              --               --
   Class A(1)                                                                --                --              --               --
   Class B                                                                   --                --              --               --
                                                                      --------------------------------------------------------------
      Total distributions                                                   (74)             (869)         (6,060)         (14,045)
                                                                      --------------------------------------------------------------
SHARE TRANSACTIONS:
   Class I: (1)
      Proceeds from shares issued                                           193             4,226          22,705           34,904
      Shares issued in connection with acquisition of
        common trust fund assets                                             --                --              --          173,842
      Reinvestment of cash distributions                                     51               795           1,660            6,576
      Cost of shares redeemed                                            (1,854)          (33,181)        (22,649)        (112,404)
                                                                      --------------------------------------------------------------
         Net Class I share transactions                                  (1,610)          (28,160)          1,716          102,918
                                                                      --------------------------------------------------------------
   Class A: (1)
      Proceeds from shares issued                                            --                35           1,757            1,038
      Reinvestment of cash distributions                                      7                38              93              197
      Cost of shares redeemed                                              (159)             (671)         (1,941)          (1,594)
                                                                      --------------------------------------------------------------
         Net Class A share transactions                                    (152)             (598)            (91)            (359)
                                                                      --------------------------------------------------------------
   Class B:
      Proceeds from shares issued                                            --                --           1,544            1,581
      Reinvestment of cash distributions                                     --                --              21                4
      Cost of shares redeemed                                                --                --            (999)            (322)
                                                                      --------------------------------------------------------------
         Net Class B share transactions                                      --                --             566            1,263
                                                                      --------------------------------------------------------------
   Increase (decrease) in net assets from share transactions             (1,762)          (28,758)          2,191          103,822
                                                                      --------------------------------------------------------------
   Total increase (decrease) in net assets                               (1,762)          (28,755)          2,934          107,645
                                                                      --------------------------------------------------------------
NET ASSETS:
   Beginning of period                                                    3,951            32,706         212,604          104,959
                                                                      --------------------------------------------------------------
NET ASSETS:
   End of period                                                      $   2,189          $  3,951        $215,538         $212,604
                                                                      ==============================================================
SHARES ISSUED AND REDEEMED:
   Class I shares:
      Issued                                                                 19               422           2,184            3,278
      Shares issued in connection with acquisition of
        common trust fund assets                                             --                --              --           17,057
      Issued in lieu of cash distributions                                    5                80             160              644
      Redeemed                                                             (184)           (3,317)         (2,177)         (10,860)
                                                                      --------------------------------------------------------------
         Net Class I share transactions                                    (160)           (2,815)            167           10,119
                                                                      --------------------------------------------------------------
   Class A shares:
      Issued                                                                 --                 4             169              101
      Issued in lieu of cash distributions                                    1                 4               9               20
      Redeemed                                                              (16)              (67)           (187)            (157)
                                                                      --------------------------------------------------------------
         Net Class A share transactions                                     (15)              (59)             (9)             (36)
                                                                      --------------------------------------------------------------
   Class B shares:
      Issued                                                                 --                --             148              153
      Issued in lieu of cash distributions                                   --                --               2               --
      Redeemed                                                               --                --             (96)             (31)
                                                                      --------------------------------------------------------------
         Net Class B share transactions                                      --                --              54              122
                                                                      --------------------------------------------------------------
         Net increase (decrease) in shares                                 (175)           (2,874)            212           10,205
                                                                      ==============================================================

(1) ON APRIL 30, 1997, CLASS A SHARES WERE REDESIGNATED CLASS I SHARES AND CLASS B SHARES WERE REDESIGNATED CLASS A SHARES.

      AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.


                         The accompanying notes are an integral part of the financial statements.




                                                                                                                      [LOGO OMITTED]
                                                                                                                      JUNE 30, 1998

------------------------------------------------------------------------------------------------------------------------------------
        NEW JERSEY                         INTERMEDIATE-                      PENNSYLVANIA
         MUNICIPAL                        TERM GOVERNMENT                       MUNICIPAL                         GNMA
      SECURITIES FUND                     SECURITIES FUND                    SECURITIES FUND                      FUND
------------------------------------------------------------------------------------------------------------------------------------
     1998          1997                 1998          1997                 1998          1997               1998          1997
------------------------------------------------------------------------------------------------------------------------------------
 $    3,258   $    6,370            $    958        $  1,979            $    888       $  1,710            $   188       $   461
       393           147                  18            (150)                511            150                 88           (30)
      (855)        2,621                 (34)            485                (676)           929                (94)          245
------------------------------------------------------------------------------------------------------------------------------------
     2,796         9,138                 942           2,314                 723          2,789                182           676
------------------------------------------------------------------------------------------------------------------------------------


    (2,874)       (5,607)               (920)         (1,876)               (885)        (1,695)              (161)         (388)
      (384)         (762)                (38)           (104)                 (9)           (15)               (27)          (73)
        --            --                  --              --                  --             --                 --            --
        --            --                  --              --                  --            (77)                --            --
        --            --                  --              --                  --             (1)                --            --
        --            --                  --              --                  --             --                 --            --
        --            --                  --              --                  --             --                 --            --
------------------------------------------------------------------------------------------------------------------------------------
    (3,258)       (6,369)               (958)         (1,980)               (894)        (1,788)              (188)         (461)
------------------------------------------------------------------------------------------------------------------------------------


     9,254        25,303               6,255           4,041               3,146          8,097                645         1,865
        --       108,448                  --          13,328                  --         37,351                 --            --
       288           757                 309             845                  22             57                 99           281
   (13,226)      (26,652)             (3,416)        (11,473)             (5,599)        (8,028)            (5,127)       (2,708)
------------------------------------------------------------------------------------------------------------------------------------
    (3,684)      107,856               3,148           6,741              (2,431)        37,477             (4,383)         (562)
------------------------------------------------------------------------------------------------------------------------------------

     1,476         2,828                 533               1                  80            123                 34            11
       277           666                  30              88                   6             13                 17            48
    (1,716)       (5,402)               (658)         (1,285)                 (3)           (85)              (363)         (450)
---------------------------------------------------------------------------------------------------------------------------
        37        (1,908)                (95)         (1,196)                 83             51               (312)         (391)
------------------------------------------------------------------------------------------------------------------------------------

        --            --                  --              --                  --             --                 --            --
        --            --                  --              --                  --             --                 --            --
        --            --                  --              --                  --             --                 --            --
------------------------------------------------------------------------------------------------------------------------------------
        --            --                  --              --                  --             --                 --            --

    (3,647)      105,948               3,053           5,545              (2,348)        37,528             (4,695)         (953)
------------------------------------------------------------------------------------------------------------------------------------
    (4,109)      108,717               3,037           5,879              (2,519)        38,529             (4,701)         (738)
------------------------------------------------------------------------------------------------------------------------------------

   149,653        40,936              33,136          27,257              42,538          4,009              7,258         7,996
------------------------------------------------------------------------------------------------------------------------------------

  $145,544      $149,653             $36,173         $33,136             $40,019        $42,538             $2,557        $7,258
====================================================================================================================================


       850         2,148                 609             397                 303            787                 65           192
        --        10,125                  --           1,311                  --          3,676                 --            --
        26            70                  30              83                   2              5                 10            29
    (1,214)       (2,273)               (333)         (1,129)               (542)          (781)              (517)         (279)
------------------------------------------------------------------------------------------------------------------------------------

      (338)       10,070                 306             662                (237)         3,687               (442)          (58)
------------------------------------------------------------------------------------------------------------------------------------

       136           262                  52              --                   8             12                  3             1
        26            62                   3               9                  --              1                  2             5
      (158)         (503)                (64)           (127)                 --             (8)               (37)          (47)
------------------------------------------------------------------------------------------------------------------------------------
         4          (179)                 (9)           (118)                  8              5                (32)          (41)
------------------------------------------------------------------------------------------------------------------------------------

        --            --                  --              --                  --             --                 --            --
        --            --                  --              --                  --             --                 --            --
        --            --                  --              --                  --             --                 --            --
------------------------------------------------------------------------------------------------------------------------------------
        --            --                  --              --                  --             --                 --            --
------------------------------------------------------------------------------------------------------------------------------------
      (334)        9,891                 297             544                (229)         3,692               (474)          (99)
====================================================================================================================================


Statements of Changes in Net Assets (000)

FOR THE PERIOD ENDED JUNE 30, 1998 (UNAUDITED) AND THE YEAR ENDED DECEMBER 31, 1997

EQUITY FUNDS
                                                                --------------------------------------------------------------------
                                                                               EQUITY GROWTH                   EQUITY VALUE
                                                                                 FUND (1)                          FUND
                                                                --------------------------------------------------------------------
                                                                           1998             1997            1998           1997
                                                                --------------------------------------------------------------------
INVESTMENT ACTIVITIES:
   Net investment income (loss)                                     $       (108)      $       128     $    1,020     $    2,903
   Net realized gain (loss) on investments                                 8,722            36,440         10,146         57,613
   Net realized loss on foreign currency transactions                         --                --             --             --
   Net change in unrealized depreciation on foreign
      currency and translation of other assets and
      liabilities in foreign currency                                         --                --             --             --
   Net change in unrealized appreciation (depreciation)
      on investments                                                      28,821           (14,365)        23,044        (10,507)
                                                                --------------------------------------------------------------------
   Net increase in net assets resulting
   from operations                                                        37,435            22,203         34,210         50,009
                                                                --------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS:
   Net investment income:
   Class I (2)                                                                --              (234)          (937)        (2,778)
   Class A (2)                                                                --                --            (50)          (119)
   Class B                                                                    --                --             (4)            (8)
Realized capital gains:
   Class I (2)                                                                --           (31,061)            --        (53,922)
   Class A (2)                                                                --               (51)            --         (3,066)
   Class B                                                                    --               (47)            --         (1,012)
                                                                --------------------------------------------------------------------
   Total distributions                                                        --           (31,393)          (991)       (60,905)
                                                                --------------------------------------------------------------------
SHARE TRANSACTIONS:
   Class I: (2)
      Proceeds from shares issued                                          4,028            12,703         13,013         30,001
      Shares issued in connection with
   acquisition of common trust fund assets                                    --           221,033             --         84,527
      Reinvestment of cash distributions                                      --            31,109            229         55,164
      Cost of shares redeemed                                            (28,961)          (77,949)       (61,725)       (33,977)
                                                                --------------------------------------------------------------------
         Net Class I share transactions                                  (24,933)          186,896        (48,483)       135,715
                                                                --------------------------------------------------------------------
   Class A: (2)
      Proceeds from shares issued                                          2,192               882          2,972          3,622
      Reinvestment of cash distributions                                      --                52             23          3,156
      Cost of shares redeemed                                                (94)             (451)        (1,383)        (2,347)
                                                                --------------------------------------------------------------------
         Net Class A share transactions                                    2,098               483          1,612          4,431
                                                                --------------------------------------------------------------------
   Class B:
      Proceeds from shares issued                                          1,602               356          9,057          5,303
      Reinvestment of cash distributions                                      --                46              8          1,019
      Cost of shares redeemed                                                (53)               (1)          (974)          (411)
                                                                --------------------------------------------------------------------
         Net Class B share transactions                                    1,549               401          8,091          5,911
                                                                --------------------------------------------------------------------
   Increase (decrease) in net assets from
     share transactions                                                  (21,287)          187,780        (38,780)       146,057
                                                                --------------------------------------------------------------------
   Total increase (decrease) in net assets                                16,149           178,590         (5,561)       135,161
                                                                --------------------------------------------------------------------
NET ASSETS:
   Beginning of period                                                   178,590                --        261,876        126,715
                                                               --------------------------------------------------------------------
NET ASSETS:
   End of period                                                        $194,739          $178,590       $256,315       $261,876
                                                                ====================================================================
SHARES ISSUED AND REDEEMED:
   Class I shares:
      Issued                                                                 392             1,139            912          2,011
      Shares issued in connection with
    acquisition of common trust fund assets                                   --            22,103             --          6,015
      Issued in lieu of cash distributions                                    --             3,464             15          4,300
      Redeemed                                                            (2,836)           (7,458)        (4,721)        (2,230)
                                                                --------------------------------------------------------------------
         Net Class I share transactions                                   (2,444)           19,248         (3,794)        10,096
                                                                --------------------------------------------------------------------
   Class A shares:
      Issued                                                                 211                80            210            241
      Issued in lieu of cash distributions                                    --                 6              2            246
      Redeemed                                                                (9)              (39)           (98)          (156)
                                                                --------------------------------------------------------------------
         Net Class A share transactions                                      202                47            114            331
                                                                --------------------------------------------------------------------
   Class B shares:
      Issued                                                                 152                34            637            340
      Issued in lieu of cash distributions                                    --                 5              1             80
      Redeemed                                                                (5)               --            (68)           (26)
                                                                --------------------------------------------------------------------
         Net Class B share transactions                                      147                39            570            394
                                                                --------------------------------------------------------------------
         Net increase (decrease) in shares                                (2,095)           19,334         (3,110)        10,821
                                                                --------------------------------------------------------------------


(1) THE EQUITY GROWTH FUND COMMENCED OPERATIONS ON FEBRUARY 3, 1997.
(2) ON APRIL 30, 1997, CLASS A SHARES WERE REDESIGNATED CLASS I SHARES AND CLASS B SHARES WERE REDESIGNATED CLASS A SHARES.

AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.


                         The accompanying notes are an integral part of thefinancial statements.




                                                                                                                      [LOGO OMITTED]
                                                                                                                      JUNE 30, 1998

------------------------------------------------------------------------------------------------------------------------------------
       EQUITY INCOME                          MID CAP                           BALANCED                  INTERNATIONAL EQUITY
           FUND                                FUND                               FUND                            FUND
------------------------------------------------------------------------------------------------------------------------------------
    1998           1997                1998            1997                1998          1997             1998           1997
------------------------------------------------------------------------------------------------------------------------------------
$    1,259    $    2,900            $     (77)    $     145            $     445     $     856        $      93       $     115
     6,254        27,335               12,990         4,565                1,772         3,464             (592)            468
        --            --                   --            --                   --            --               --             (18)


        --            --                   --            --                   --            --               (2)             (1)

     4,259        (3,525)              (9,564)        5,170                2,836         1,572            2,510            (551)
------------------------------------------------------------------------------------------------------------------------------------
    11,772        26,710                3,349         9,880                5,053         5,892            2,009              13
------------------------------------------------------------------------------------------------------------------------------------

    (1,002)       (2,560)                  --          (145)                (295)         (600)              --            (109)
      (163)         (294)                  --            (7)                 (92)         (227)              --              (3)
       (90)          (47)                  --            --                  (55)          (27)              --              --

        --       (24,107)                  --        (3,654)                  --        (2,362)              --          (1,120)
        --        (3,179)                  --          (392)                  --          (954)              --             (51)
        --        (1,264)                  --            --                   --          (364)              --              (7)
------------------------------------------------------------------------------------------------------------------------------------
    (1,255)      (31,451)                  --        (4,198)                (442)       (4,534)              --          (1,290)
------------------------------------------------------------------------------------------------------------------------------------

    13,323        34,867                2,300         2,701                6,079         5,476              701           2,630

       142        34,921                   --            --                   --            --               --              --
        --        24,716                   --         3,686                  124         2,647               --             813
   (53,363)      (17,108)             (36,940)      (10,946)              (2,607)       (4,106)          (2,212)         (2,910)
------------------------------------------------------------------------------------------------------------------------------------
   (39,898)       77,396              (34,640)       (4,559)               3,596         4,017           (1,511)            533
------------------------------------------------------------------------------------------------------------------------------------

     2,935         3,142                   70           245                  552         1,031               90             102
        83         3,438                   --           397                   47         1,155               --              54
    (1,817)       (2,060)              (1,998)       (1,895)                (794)       (1,915)            (172)           (231)
------------------------------------------------------------------------------------------------------------------------------------
     1,201         4,520               (1,928)       (1,253)                (195)          271              (82)            (75)
------------------------------------------------------------------------------------------------------------------------------------

     9,489         7,936                   --            --                6,632         4,572               97             167
        43         1,301                   --            --                   24           390               --               7
      (937)         (375)                  --            --                 (287)         (236)             (19)            (39)
------------------------------------------------------------------------------------------------------------------------------------
     8,595         8,862                   --            --                6,369         4,726               78             135
------------------------------------------------------------------------------------------------------------------------------------

   (30,102)       90,778              (36,568)       (5,812)               9,770         9,014           (1,515)            593
------------------------------------------------------------------------------------------------------------------------------------
   (19,585)       86,037              (33,219)         (130)              14,381        10,372              494            (684)
------------------------------------------------------------------------------------------------------------------------------------


   156,516        70,479               51,272        51,402               38,710        28,338           14,926          15,610
------------------------------------------------------------------------------------------------------------------------------------

  $136,931      $156,516              $18,053       $51,272              $53,091       $38,710          $15,420         $14,926
====================================================================================================================================


       961         2,405                  145           185                  475           447               61             224

        10         2,525                   --            --                   --            --               --              --
        --         1,867                   --           252                    9           220               --              77
    (4,061)       (1,147)              (2,354)         (738)                (201)         (327)            (200)           (253)
------------------------------------------------------------------------------------------------------------------------------------
    (3,090)        5,650               (2,209)         (301)                 283           340             (139)             48
------------------------------------------------------------------------------------------------------------------------------------

       204           211                    4            18                   43            84                8               9
         6           258                   --            27                    4            95               --               5
      (129)         (139)                (125)         (135)                 (62)         (153)             (15)            (20)
------------------------------------------------------------------------------------------------------------------------------------
        81           330                 (121)          (90)                 (15)           26               (7)             (6)
------------------------------------------------------------------------------------------------------------------------------------

       676           522                   --            --                  518           357                9              14
         3            99                   --            --                    2            33               --               1
       (66)          (24)                  --            --                  (22)          (19)              (2)             (4)
------------------------------------------------------------------------------------------------------------------------------------
       613           597                   --            --                  498           371                7              11
------------------------------------------------------------------------------------------------------------------------------------
    (2,396)        6,577               (2,330)         (391)                 766           737             (139)             53
------------------------------------------------------------------------------------------------------------------------------------


Financial Highlights
FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED DECEMBER 31 AND FOR THE
PERIOD ENDED JUNE 30, 1998, (UNAUDITED)

                                                                                            RATIO      RATIO OF    RATIO OF NET
                                                                                            OF NET     EXPENSES     INVESTMENT
              NET ASSET           DISTRIBUTIONS                                 RATIO OF  INVESTMENT  TO AVERAGE    INCOME TO
                VALUE       NET     FROM NET   NET ASSET           NET ASSETS   EXPENSES    INCOME    NET ASSETS AVERAGE NET ASSETS
              BEGINNING INVESTMENT INVESTMENT  VALUE END   TOTAL     END OF    TO AVERAGE TO AVERAGE  (EXCLUDING    (EXCLUDING
              OF PERIOD   INCOME     INCOME    OF PERIOD  RETURN  PERIOD (000) NET ASSETS NET ASSETS    WAIVERS)     WAIVERS)
------------------------------------------------------------------------------------------------------------------------------------
U.S. TREASURY SECURITIES MONEY MARKET FUND
------------------------------------------------------------------------------------------------------------------------------------
   CLASS I
   1998*        $1.00      $0.02     $(0.02)     $1.00      4.79%  $616,869      0.63%       4.70%       0.63%         4.70%
   1997          1.00       0.04      (0.04)      1.00      4.55    487,196      0.65        4.45        0.66          4.44
   1996          1.00       0.04      (0.04)      1.00      4.53    504,729      0.65        4.44        0.65          4.44
   1995          1.00       0.05      (0.05)      1.00      5.05    463,531      0.65        4.92        0.65          4.92
   1994          1.00       0.03      (0.03)      1.00      3.44    465,125      0.62        3.39        0.62          3.39
   1993          1.00       0.02      (0.02)      1.00      2.46    420,947      0.64        2.42        0.64          2.42
   CLASS A
   1998*        $1.00      $0.02     $(0.02)     $1.00      4.52%  $ 33,808      0.88%       4.46%       0.88%         4.46%
   1997          1.00       0.04      (0.04)      1.00      4.28     12,492      0.90        4.22        0.90          4.22
   1996          1.00       0.04      (0.04)      1.00      4.27      3,503      0.90        4.19        0.90          4.19
   1995          1.00       0.05      (0.05)      1.00      4.80      3,532      0.90        4.66        0.90          4.66
   1994          1.00       0.03      (0.03)      1.00      3.17        633      0.87        3.07        0.87          3.07
   1993          1.00       0.02      (0.02)      1.00      2.21        834      0.89        2.17        0.89          2.17
------------------------------------------------------------------------------------------------------------------------------------
PRIME OBLIGATION MONEY MARKET FUND
------------------------------------------------------------------------------------------------------------------------------------
   CLASS I
   1998*        $1.00      $0.02     $(0.02)     $1.00      5.10%  $437,768      0.64%       4.99%       0.64%         4.99%
   1997          1.00       0.05      (0.05)      1.00      5.02    400,689      0.65        4.90        0.66          4.89
   1996          1.00       0.05      (0.05)      1.00      4.83    401,423      0.65        4.73        0.67          4.71
   1995          1.00       0.05      (0.05)      1.00      5.40    259,667      0.65        5.26        0.66          5.25
   1994          1.00       0.04      (0.04)      1.00      3.67    157,378      0.62        3.68        0.62          3.68
   1993          1.00       0.03      (0.03)      1.00      2.65    129,780      0.64        2.63        0.64          2.63
   CLASS A
   1998*        $1.00      $0.02     $(0.02)     $1.00      4.84%  $ 19,027      0.89%       4.73%       0.89%         4.73%
   1997          1.00       0.05      (0.05)      1.00      4.75     17,514      0.90        4.67        0.91          4.66
   1996          1.00       0.04      (0.04)      1.00      4.58     11,347      0.90        4.48        0.92          4.46
   1995          1.00       0.05      (0.05)      1.00      5.14      6,925      0.90        5.01        0.91          5.00
   1994          1.00       0.03      (0.03)      1.00      3.40      3,281      0.87        3.89        0.87          3.89
   1993          1.00       0.02      (0.02)      1.00      2.40        377      0.89        2.38        0.89          2.38
   CLASS B
   1998*        $1.00      $0.02     $(0.02)     $1.00      4.07%  $     64      1.64%       3.98%       1.64%         3.98%
   1997 (1)      1.00        --         --        1.00      5.48*        10      1.65        8.53        3.01          7.17
   CLASSS
   1998*        $1.00      $0.02     $(0.02)     $1.00      4.74%  $ 53,352      0.99%       4.63%       0.99%         4.63%
   1997 (2)      1.00       0.02      (0.02)      1.00      4.69*    30,520      1.00        4.67        1.02          4.65
------------------------------------------------------------------------------------------------------------------------------------
TAX-EXEMPT MONEY MARKET FUND
------------------------------------------------------------------------------------------------------------------------------------
   CLASS I
   1998*        $1.00      $0.02     $(0.02)     $1.00      3.08%  $ 74,618      0.65%       3.04%       0.67%         3.02%
   1997          1.00       0.03      (0.03)      1.00      3.10     75,097      0.65        3.05        0.67          3.03
   1996          1.00       0.03      (0.03)      1.00      2.94     67,082      0.65        2.90        0.68          2.87
   1995          1.00       0.03      (0.03)      1.00      3.42     63,628      0.65        3.37        0.72          3.30
   1994          1.00       0.02      (0.02)      1.00      2.27     37,745      0.65        2.27        0.68          2.24
   1993          1.00       0.02      (0.02)      1.00      1.99     32,994      0.65        1.97        0.69          1.93
   CLASS A
   1998*        $1.00      $0.01     $(0.01)     $1.00      2.83%  $  7,860      0.90%       2.80%       0.92%         2.78%
   1997          1.00       0.03      (0.03)      1.00      2.84      8,509      0.90        2.82        0.92          2.80
   1996          1.00       0.03      (0.03)      1.00      2.70      3,852      0.90        2.65        0.93          2.62
   1995          1.00       0.03      (0.03)      1.00      3.17      5,238      0.90        3.14        0.96          3.08
   1994          1.00       0.02      (0.02)      1.00      2.02      2,790      0.90        1.97        0.92          1.95
   1993          1.00       0.02      (0.02)      1.00      1.74      3,866      0.90        1.72        0.94          1.68
------------------------------------------------------------------------------------------------------------------------------------

 *  FOR THE SIX MONTH PERIOD ENDED JUNE 30, 1998. ALL RATIOS INCLUDING TOTAL RETURN HAVE BEEN ANNUALIZED.
(1) COMMENCED OPERATIONS ON DECEMBER 30, 1997. RATIOS FOR THIS PERIOD HAVE BEEN ANNUALIZED.
(2) COMMENCED OPERATIONS ON AUGUST 18, 1997. RATIOS FOR THIS PERIOD HAVE BEEN ANNUALIZED.


                         The accompanying notes are an integral part of the financial statements.


48


                                                                                                                      [LOGO OMITTED]
                                                                                                                      JUNE 30, 1998


                                                                                                                    RATIO OF
                                REALIZED AND                                                                          NET
            NET ASSET            UNREALIZED  DISTRIBUTIONS  DISTRIBUTIONS                  NET ASSETS  RATIO OF    INVESTMENT
              VALUE      NET      GAINS OR     FROM NET        FROM      NET ASSET           END OF    EXPENSES     INCOME
            BEGINNING INVESTMENT  (LOSSES)   ON INVESTMENT    CAPITAL    VALUE END  TOTAL    PERIOD   TO AVERAGE   TO AVERAGE
            OF PERIOD  INCOME    SECURITIES    INCOME          GAINS     OF PERIOD  RETURN    (000)   NET ASSETS    NET ASSETS
------------------------------------------------------------------------------------------------------------------------------------
U.S. TREASURY SECURITIES PLUS MONEY MARKET FUND
------------------------------------------------------------------------------------------------------------------------------------
   CLASS I
   1998*      $1.00     $0.02        --        $(0.02)          --         $1.00    4.87%    $ 60,791     0.55%       4.80%
   1997        1.00      0.05        --         (0.05)          --          1.00    4.89       68,658     0.55        4.78
   1996        1.00      0.05        --         (0.05)          --          1.00    4.82       65,173     0.55        4.72
   1995        1.00      0.05        --         (0.05)          --          1.00    5.40       64,697     0.55        5.26
   1994        1.00      0.04        --         (0.04)          --          1.00    3.60       46,301     0.55        3.42
   1993(1)     1.00      0.02        --         (0.02)          --          1.00    2.66*      89,278     0.55        2.62
------------------------------------------------------------------------------------------------------------------------------------
INSTITUTIONAL SELECT MONEY MARKET FUND
------------------------------------------------------------------------------------------------------------------------------------
   CLASS I
   1998*      $1.00     $0.03        --        $(0.03)          --         $1.00    5.43%    $ 95,296     0.30%       5.30%
   1997(2)     1.00      0.03        --         (0.03)          --          1.00    5.38       61,522     0.30        5.32
------------------------------------------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENT FUND
------------------------------------------------------------------------------------------------------------------------------------
   CLASS I
   1998*     $10.04     $0.23        --        $(0.23)          --        $10.04    2.33%(+) $  1,862     0.80%       4.62%
   1997       10.01      0.47     $ 0.03        (0.47)          --         10.04    5.13        3,472     0.80        4.71
   1996       10.02      0.48      (0.01)       (0.48)          --         10.01    4.86       31,630     0.80        4.85
   1995        9.97      0.55       0.05        (0.55)          --         10.02    6.19       30,642     0.80        5.52
   1994       10.01      0.35      (0.04)       (0.35)          --          9.97    3.21       29,187     0.80        3.51
   1993       10.01      0.29        --         (0.29)          --         10.01    2.96       31,337     0.80        2.94
   CLASS A
   1998*     $10.03     $0.22        --        $(0.22)          --        $10.03    2.20%(+) $    327     1.05%       4.37%
   1997       10.02      0.44     $ 0.02        (0.45)          --         10.03    4.66          479     1.05        4.50
   1996       10.05      0.45      (0.02)       (0.46)          --         10.02    4.39        1,076     1.05        4.60
   1995        9.98      0.53       0.07        (0.53)          --         10.05    6.13        2,043     1.05        5.27
   1994       10.03      0.33      (0.05)       (0.33)          --          9.98    2.85          769     1.05        3.50
   1993       10.01      0.28       0.01        (0.27)          --         10.03    2.90          205     1.05        2.09
------------------------------------------------------------------------------------------------------------------------------------
FIXED INCOME FUND
------------------------------------------------------------------------------------------------------------------------------------
   CLASS I
   1998*     $10.38     $0.30     $ 0.03       $(0.30)          --        $10.41    3.18%(+) $209,251     0.80%       5.75%
   1997       10.21      0.60       0.17        (0.60)          --         10.38    7.78      206,810     0.80        5.90
   1996       10.49      0.57      (0.28)       (0.57)          --         10.21    2.94      100,129     0.80        5.60
   1995        9.44      0.59       1.05        (0.59)          --         10.49   17.76      113,509     0.80        5.83
   1994       10.68      0.59      (1.18)       (0.59)       $(0.06)        9.44   (5.66)      96,558     0.80        5.91
   1993       10.38      0.61       0.52        (0.61)        (0.22)       10.68   11.05      113,892     0.80        5.59
   CLASS A
   1998*     $10.36     $0.28     $ 0.04       $(0.29)          --        $10.39    3.06%(+) $  4,446     1.05%       5.50%
   1997       10.20      0.57       0.16        (0.57)          --         10.36    7.41        4,526     1.05        5.60
   1996       10.48      0.55      (0.28)       (0.55)          --         10.20    2.68        4,830     1.05        5.35
   1995        9.44      0.56       1.04        (0.56)          --         10.48   17.36        5,844     1.05        5.58
   1994       10.68      0.56      (1.18)       (0.56)       $(0.06)        9.44   (5.90)       5,525     1.05        5.65
   1993       10.38      0.58       0.52        (0.58)        (0.22)       10.68   10.76        6,519     1.05        5.24
   CLASS B
   1998*     $10.39     $0.25     $ 0.04       $(0.25)          --        $10.43    2.78%(+) $  1,841     1.80%       4.75%
   1997(3)    10.11      0.31       0.28        (0.31)          --         10.39    9.41        1,268     1.80        5.02
------------------------------------------------------------------------------------------------------------------------------------


             RATIO OF      RATIO OF NET
              EXPENSES      INVESTMENT
             TO AVERAGE      INCOME TO
            NET ASSETS  AVERAGE NET ASSETS  PORTFOLIO
             (EXCLUDING     (EXCLUDING       TURNOVER
              WAIVERS)       WAIVERS)          RATE
------------------------------------------------------------------------------------------------------------------------------------
U.S. TREASURY SECURITIES PLUS MONEY MARKET FUND
------------------------------------------------------------------------------------------------------------------------------------
   CLASS I
   1998*        0.70%          4.65%            n/a
   1997         0.65           4.68             n/a
   1996         0.65           4.62             n/a
   1995         0.62           5.19             n/a
   1994         0.63           3.34             n/a
   1993(1)      0.68           2.49             n/a

------------------------------------------------------------------------------------------------------------------------------------
INSTITUTIONAL SELECT MONEY MARKET FUND
------------------------------------------------------------------------------------------------------------------------------------
   CLASS I
   1998*       0.33%          5.27%            n/a
   1997(2)     0.35           5.27             n/a

------------------------------------------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENT FUND
------------------------------------------------------------------------------------------------------------------------------------
   CLASS I
   1998*       1.38%          4.04%           0.00%
   1997        1.02           4.49            0.00
   1996        0.96           4.69           33.83
   1995        0.97           5.35           64.85
   1994        0.94           3.37           68.39
   1993        0.95           2.79           81.92
   CLASS A
   1998*       1.63%          3.79%           0.00%
   1997        1.27           4.28            0.00
   1996        1.21           4.44           33.83
   1995        1.22           5.10           64.85
   1994        1.20           3.35           68.39
   1993        1.13           2.01           81.92

------------------------------------------------------------------------------------------------------------------------------------
FIXED INCOME FUND
------------------------------------------------------------------------------------------------------------------------------------
   CLASS I
   1998*       0.90%          5.65%          25.46%
   1997        0.91           5.79           80.34
   1996        0.92           5.48           40.56
   1995        0.91           5.72           35.49
   1994        0.90           5.81           15.24
   1993        0.91           5.48           49.49
   CLASS A
   1998*       1.15%          5.40%          25.46%
   1997        1.16           5.49           80.34
   1996        1.17           5.23           40.56
   1995        1.16           5.47           35.49
   1994        1.15           5.55           15.24
   1993        1.13           5.16           49.49
   CLASS B
   1998*       1.90%          4.65%          25.46%
   1997(4)     1.86           4.96           80.34
------------------------------------------------------------------------------------------------------------------------------------

 *  FOR THE SIX MONTH PERIOD ENDED JUNE 30, 1998. ALL RATIOS INCLUDING TOTAL RETURN HAVE BEEN ANNUALIZED.
(+) TOTAL RETURN DOES NOT REFLECT SALES LOADS ON CLASS A AND CLASS B SHARES. TOTAL RETURN FOR THE SIX MONTH PERIOD ENDING
    JUNE 30, 1998 FOR CLASSES I, A, & B ARE NOT ANNUALIZED.
(1) COMMENCED OPERATIONS ON MAY 3, 1993. RATIOS FOR THIS PERIOD HAVE BEEN ANNUALIZED.
(2) COMMENCED OPERATIONS ON JULY 1, 1997. RATIOS FOR THIS PERIOD HAVE BEEN ANNUALIZED.
(3) COMMENCED OPERATIONS ON MAY 16, 1997. RATIOS FOR THIS PERIOD HAVE BEEN ANNUALIZED.

                         The accompanying notes are an integral part of the financial statements.



Financial Highlights
FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED DECEMBER 31 AND FOR THE
PERIOD ENDED JUNE 30, 1998, (UNAUDITED)


                                                                                                                   RATIO OF
                                REALIZED AND                                                                          NET
            NET ASSET            UNREALIZED DISTRIBUTIONS  DISTRIBUTIONS                    NET ASSETS   RATIO OF  INVESTMENT
              VALUE      NET      GAINS OR     FROM NET        FROM      NET ASSET            END OF    EXPENSES    INCOME
            BEGINNING INVESTMENT  (LOSSES)  ON INVESTMENT     CAPITAL    VALUE END   TOTAL     PERIOD   TO AVERAGE  TO AVERAGE
            OF PERIOD  INCOME    SECURITIES    INCOME          GAINS     OF PERIOD  RETURN+    (000)   NET ASSETS  NET ASSETS
------------------------------------------------------------------------------------------------------------------------------
NEW JERSEY MUNICIPAL SECURITIES FUND
------------------------------------------------------------------------------------------------------------------------------
   CLASS I
   1998      $10.92     $0.24    $ (0.04)      $(0.24)          --        $10.88    1.86%    $126,916     0.80%*       4.46%*
   1997       10.71      0.49       0.21        (0.49)          --         10.92    6.76      131,002     0.80         4.68
   1996       10.79      0.44      (0.08)       (0.44)          --         10.71    3.42       20,689     0.67         4.13
   1995        9.93      0.47       0.86        (0.47)          --         10.79   13.57       28,080     0.41         4.43
   1994       10.85      0.48      (0.92)       (0.48)          --          9.93   (4.12)      19,977     0.27         4.65
   1993       10.29      0.50       0.56        (0.50)          --         10.85   10.48       27,064     0.20         4.57
   CLASS A
   1998      $10.89     $0.23     $(0.04)      $(0.23)          --        $10.85    1.73%    $ 18,628     1.05%*       4.21%*
   1997       10.70      0.49       0.17        (0.47)          --         10.89    6.31       18,651     1.05         4.35
   1996       10.79      0.41      (0.09)       (0.41)          --         10.70    3.08       20,247     0.92         3.88
   1995        9.93      0.44       0.86        (0.44)          --         10.79   13.30       25,954     0.66         4.18
   1994       10.85      0.45      (0.92)       (0.45)          --          9.93   (4.35)      21,195     0.52         4.40
   1993       10.29      0.46       0.56        (0.46)          --         10.85   10.09       22,061     0.45         4.34
------------------------------------------------------------------------------------------------------------------------------
INTERMEDIATE-TERM GOVERNMENT SECURITIES FUND
------------------------------------------------------------------------------------------------------------------------------
   CLASS I
   1998      $10.27     $0.29     $(0.01)      $(0.29)          --        $10.26    2.72%    $ 34,872     0.80%*       5.62%*
   1997       10.16      0.58       0.11        (0.58)          --         10.27    6.96       31,739     0.80         5.69
   1996       10.37      0.53      (0.21)       (0.53)          --         10.16    3.26       24,679     0.80         5.26
   1995        9.51      0.54       0.86        (0.54)          --         10.37   15.00       28,877     0.80         5.33
   1994       10.53      0.51      (1.01)       (0.51)       $(0.01)        9.51   (4.85)      26,277     0.80         5.13
   1993       10.23      0.52       0.32        (0.52)        (0.02)       10.53    8.32       34,075     0.80         4.87
   CLASS A
   1998      $10.26     $0.28        --        $(0.28)          --        $10.26    2.72%     $ 1,301     1.05%*       5.37%*
   1997       10.16      0.55     $ 0.10        (0.55)          --         10.26    6.60        1,397     1.05         5.40
   1996       10.37      0.52      (0.22)       (0.51)          --         10.16    3.01        2,578     1.05         5.01
   1995        9.51      0.51       0.86        (0.51)          --         10.37   14.71        3,665     1.05         5.08
   1994       10.53      0.49      (1.01)       (0.49)       $(0.01)        9.51   (5.09)       2,372     1.05         4.83
   1993       10.24      0.49       0.31        (0.49)        (0.02)       10.53    7.94        4,903     1.05         4.59
------------------------------------------------------------------------------------------------------------------------------
PENNSYLVANIA MUNICIPAL SECURITIES FUND
------------------------------------------------------------------------------------------------------------------------------
   CLASS I
   1998      $10.41     $0.22    $(0.04)       $(0.22)          --        $10.37    1.79%    $ 39,533     0.80%*       4.33%*
   1997       10.17      0.45      0.26         (0.45)       $(0.02)       10.41    7.18       42,134     0.80         4.47
   1996       10.23      0.44     (0.06)        (0.44)          --         10.17    3.89        3,665     0.69         4.42
   1995        9.55      0.40      0.68         (0.40)          --         10.23   11.53        3,345     0.80         4.05
   1994       10.17      0.36     (0.62)        (0.36)          --          9.55   (2.58)       2,734     0.80         3.67
   1993 (1)   10.00      0.23      0.17         (0.23)          --         10.17    6.01        2,922     0.80         3.35
   CLASS A
   1998      $10.38     $0.21    $(0.02)       $(0.21)       $(0.02)      $10.34    1.67%      $  486     1.05%*       4.08%*
   1997       10.17      0.43      0.23         (0.43)        (0.02)       10.38    6.63          404     1.05         4.18
   1996       10.22      0.42     (0.05)        (0.42)          --         10.17    3.74          344     0.94         4.19
   1995        9.55      0.38      0.67         (0.38)          --         10.22   11.15          269     1.05         3.80
   1994       10.17      0.33     (0.62)        (0.33)          --          9.55   (2.83)         336     1.05         3.42
   1993 (2)    9.98      0.20      0.19         (0.20)          --         10.17    6.28*         289     1.05         3.24
------------------------------------------------------------------------------------------------------------------------------



            RATIO OF      RATIO OF NET
             EXPENSES      INVESTMENT
            TO AVERAGE      INCOME TO
           NET ASSETS  AVERAGE NET ASSETS  PORTFOLIO
            (EXCLUDING     (EXCLUDING       TURNOVER
             WAIVERS)       WAIVERS)          RATE
------------------------------------------------------------------------------------------------------------------------------
NEW JERSEY MUNICIPAL SECURITIES FUND
------------------------------------------------------------------------------------------------------------------------------
   CLASS I
   1998       0.93%*         4.33%*         10.17%
   1997       0.94           4.54           22.85
   1996       0.93           3.87           13.93
   1995       0.93           3.91            2.83
   1994       0.93           3.99           16.81
   1993       1.00           3.77           23.83
   CLASS A
   1998       1.18%*         4.08%*         10.17%
   1997       1.19           4.21           22.85
   1996       1.18           3.62           13.93
   1995       1.18           3.66            2.83
   1994       1.18           3.74           16.81
   1993       1.23           3.54           23.83
------------------------------------------------------------------------------------------------------------------------------
INTERMEDIATE-TERM GOVERNMENT SECURITIES FUND
------------------------------------------------------------------------------------------------------------------------------
   CLASS I
   1998       0.94%*         5.48%*          9.48%
   1997       0.94           5.55           57.82
   1996       0.87           5.19           40.60
   1995       1.05           5.08           68.29
   1994       0.95           4.98           40.27
   1993       1.00           4.67           31.69
   CLASS A
   1998       1.19%*         5.23%*          9.48%
   1997       1.19           5.26           57.82
   1996       1.12           4.94           40.60
   1995       1.30           4.83           68.29
   1994       1.20           4.68           40.27
   1993       1.23           4.41           31.69
------------------------------------------------------------------------------------------------------------------------------
PENNSYLVANIA MUNICIPAL SECURITIES FUND
------------------------------------------------------------------------------------------------------------------------------
   CLASS I
   1998       0.96%*         4.17%*         31.91%
   1997       0.96           4.31           71.89
   1996       1.49           3.62           25.88
   1995       1.27           3.58           36.92
   1994       1.61           2.86           38.20
   1993 (3)   1.48           2.67           16.51
   CLASS A
   1998       1.21%*         3.92%*         31.91%
   1997       1.21           4.02           71.89
   1996       1.74           3.39           25.88
   1995       1.55           3.30           36.92
   1994       1.92           2.55           38.20
   1993 (4)   1.48           2.81           16.51
------------------------------------------------------------------------------------------------------------------------------------

  *  ANNUALIZED
 (+) TOTAL RETURN DOES NOT REFLECT SALES LOADS ON CLASS A AND CLASS B SHARES.
 (1) COMMENCED OPERATIONS ON MAY 3, 1993. RATIOS FOR THIS PERIOD HAVE BEEN ANNUALIZED.
 (2) COMMENCED OPERATIONS ON MAY 13, 1993. RATIOS FOR THIS PERIOD HAVE BEEN ANNUALIZED.
                         The accompanying notes are an integral part of the financial statements.




                                                                                                                     [LOGO OMITTED]
                                                                                                                       JUNE 30, 1998



                                                                                                                   RATIO OF
                                REALIZED AND                                                                          NET
            NET ASSET            UNREALIZED DISTRIBUTIONS  DISTRIBUTIONS                    NET ASSETS  RATIO OF  INVESTMENT
              VALUE      NET      GAINS OR     FROM NET        FROM      NET ASSET            END OF    EXPENSES    INCOME
            BEGINNING INVESTMENT  (LOSSES)  ON INVESTMENT     CAPITAL    VALUE END  TOTAL     PERIOD   TO AVERAGE  TO AVERAGE
            OF PERIOD  INCOME    SECURITIES    INCOME          GAINS     OF PERIOD  RETURN+    (000)   NET ASSETS  NET ASSETS
------------------------------------------------------------------------------------------------------------------------------------
GNMA FUND
------------------------------------------------------------------------------------------------------------------------------------
   CLASS I
   1998      $ 9.93    $ 0.27     $ 0.02       $(0.30)          --        $ 9.92    2.74%   $  1,803      0.80%*     5.85%*
   1997        9.63      0.62       0.30        (0.62)          --          9.93    9.88       6,191      0.80       6.37
   1996        9.94      0.60      (0.31)       (0.60)          --          9.63    3.09       6,570      0.80       6.23
   1995        8.85      0.60       1.09        (0.60)          --          9.94   19.52       8,750      0.80       6.29
   1994        9.85      0.54      (1.00)       (0.53)       $(0.01)        8.85   (4.71)      6,983      0.80       5.72
   1993 (1)   10.00      0.34      (0.15)       (0.34)          --          9.85    2.80*     10,900      0.80       4.48
   CLASS A
   1998      $ 9.90    $ 0.31     $(0.02)      $(0.29)          --        $ 9.90    2.73%   $    754      1.05%*     5.50%*
   1997        9.61      0.61       0.27        (0.59)          --          9.90    9.50       1,067      1.05       6.13
   1996        9.93      0.57      (0.32)       (0.57)          --          9.61    2.73       1,426      1.05       5.98
   1995        8.84      0.58       1.08        (0.57)          --          9.93   19.24       1,761      1.05       6.05
   1994        9.85      0.50      (1.00)       (0.50)       $(0.01)        8.84   (5.05)      1,853      1.05       5.47
   1993 (2)   10.01      0.31      (0.16)       (0.31)          --          9.85    2.31*      2,633      1.05       4.70
------------------------------------------------------------------------------------------------------------------------------------
EQUITY GROWTH FUND
------------------------------------------------------------------------------------------------------------------------------------
   CLASS I
   1998      $ 9.23    $ 0.01      $2.07       $(0.01)          --        $11.30   22.29%   $189,854      0.80%*    (0.11)%*
   1997 (3)   10.00      0.01       1.22        (0.01)       $(1.98)        9.24   14.17*    177,801      0.80       0.07
   CLASS A
   1998      $ 9.25       --       $2.05          --            --        $11.30   22.16%   $  2,810      1.05%*    (0.36)%*
   1997 (3)   10.00     (0.01)      1.24          --         $(1.98)        9.25   14.13*        432      1.05      (0.28)
   CLASS B
   1998      $ 9.18    $(0.01)     $2.01          --            --        $11.18   21.79%   $  2,075      1.80%*    (1.13)%*
   1997 (4)   10.41     (0.02)      0.77          --         $(1.98)        9.18   13.01*        357      1.80      (1.08)
------------------------------------------------------------------------------------------------------------------------------------
EQUITY VALUE FUND
------------------------------------------------------------------------------------------------------------------------------------
   CLASS I
   1998      $12.89    $ 0.06      $2.01       $(0.06)          --        $14.90   16.08%   $224,208      0.80%*     0.90%*
   1997       13.35      0.18       3.20        (0.18)       $(3.66)       12.89   25.71     242,881      0.80       1.26
   1996       12.81      0.22       2.54        (0.22)        (2.00)       13.35   21.69     116,715      0.80       1.67
   1995       10.19      0.25       3.46        (0.25)        (0.84)       12.81   36.71      82,677      0.80       2.08
   1994       11.10      0.21      (0.83)       (0.21)        (0.08)       10.19   (5.61)     61,407      0.80       1.92
   1993       10.64      0.18       0.46        (0.18)          --         11.10    6.12      67,383      0.80       1.74
   CLASS A
   1998      $12.90    $ 0.05      $2.01       $(0.05)          --        $14.91   15.93%   $ 17,780      1.05%*     0.66%*
   1997       13.35      0.15       3.20        (0.14)       $(3.66)       12.90   25.51      13,923      1.05       0.98
   1996       12.83      0.19       2.51        (0.18)        (2.00)       13.35   21.15      10,000      1.05       1.42
   1995       10.21      0.21       3.47        (0.22)        (0.84)       12.83   36.35       7,644      1.05       1.83
   1994       11.12      0.18      (0.83)       (0.18)        (0.08)       10.21   (5.83)      3,031      1.05       1.67
   1993       10.66      0.16       0.46        (0.16)          --         11.12    5.85       2,741      1.05       1.51
   CLASS B
   1998      $12.87    $ 0.01      $1.99       $(0.01)          --        $14.86   15.50%   $ 14,327      1.80%*    (0.08)%*
   1997 (6)   14.81      0.04       1.73        (0.05)       $(3.66)       12.87   19.17*      5,072      1.80       0.09
------------------------------------------------------------------------------------------------------------------------------------

             RATIO OF      RATIO OF NET
              EXPENSES      INVESTMENT
            TO AVERAGE      INCOME TO
            NET ASSETS  AVERAGE NET ASSETS   PORTFOLIO
             (EXCLUDING     (EXCLUDING       TURNOVER
              WAIVERS)       WAIVERS)          RATE
------------------------------------------------------------------------------------------------------------------------------------
GNMA FUND
------------------------------------------------------------------------------------------------------------------------------------
   CLASS I
   1998         1.47%*          5.18%*           9.00%
   1997         1.08            6.09             0.00
   1996         1.16            5.87             5.77
   1995         1.13            5.96             9.69
   1994         0.97            5.55           102.77
   1993 (1)     1.08            4.20           252.73
   CLASS A
   1998         1.72%*          4.83%*           9.00%
   1997         1.33            5.85             0.00
   1996         1.41            5.62             5.77
   1995         1.37            5.73             9.69
   1994         1.22            5.30           102.77
   1993 (2)     1.29            4.46           252.73
------------------------------------------------------------------------------------------------------------------------------------
EQUITY GROWTH FUND
------------------------------------------------------------------------------------------------------------------------------------
   CLASS I
   1998         1.05%*         (0.36)%*         50.51%
   1997 (3)     1.07           (0.20)          114.51
   CLASS A
   1998         1.30%*         (0.61)%*         50.51%
   1997 (3)     1.32           (0.55)          114.51
   CLASS B
   1998         2.05%*         (1.38)%*         50.51%
   1997 (4)     2.09           (1.37)          114.51
------------------------------------------------------------------------------------------------------------------------------------
EQUITY VALUE FUND
------------------------------------------------------------------------------------------------------------------------------------
   CLASS I
   1998         1.05%*          0.65%*          12.16%
   1997         1.06            1.00            80.24
   1996         1.08            1.39            85.30
   1995         1.07            1.81            61.88
   1994         1.06            1.66            44.98
   1993         1.07            1.47            89.91
   1992 (5)     1.10            1.52            45.68
   CLASS A
   1998         1.30%*          0.41%*          12.16%
   1997         1.31            0.72            80.24
   1996         1.33            1.14            85.30
   1995         1.32            1.56            61.88
   1994         1.31            1.41            44.98
   1993         1.30            1.26            89.91
   1992 (5)     1.36            1.33            45.68
   CLASS B
   1998         2.05%*         (0.33)%*         12.16%
   1997 (6)     2.07           (0.18)           80.24
------------------------------------------------------------------------------------------------------------------------------------

 *  ANNUALIZED
(+) TOTAL RETURN DOES NOT REFLECT SALES LOADS ON CLASS A AND CLASS B SHARES.
(1) COMMENCED OPERATIONS ON MAY 3, 1993. RATIOS FOR THIS PERIOD HAVE BEEN ANNUALIZED.
(2) COMMENCED OPERATIONS ON MAY 5, 1993. RATIOS FOR THIS PERIOD HAVE BEEN ANNUALIZED.
(3) COMMENCED OPERATIONS ON FEBRUARY 3, 1997. RATIOS FOR THIS PERIOD HAVE BEEN ANNUALIZED.
(4) COMMENCED OPERATIONS ON MAY 21, 1997. RATIOS FOR THIS PERIOD HAVE BEEN ANNUALIZED.
(5) COMMENCED OPERATIONS MAY 12, 1997. RATIOS FOR THIS PERIOD HAVE BEEN ANNUALIZED.

                         The accompanying notes are an integral part of the financial statements.



Financial Highlights
FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED DECEMBER 31 AND FOR THE PERIOD ENDED JUNE 30, 1998, (UNAUDITED)


                                                                                                                   RATIO OF
                                REALIZED AND                                                                          NET
            NET ASSET            UNREALIZED DISTRIBUTIONS  DISTRIBUTIONS                    NET ASSETS   RATIO OF  INVESTMENT
              VALUE      NET      GAINS OR     FROM NET        FROM      NET ASSET            END OF    EXPENSES    INCOME
            BEGINNING INVESTMENT  (LOSSES)  ON INVESTMENT     CAPITAL    VALUE END  TOTAL     PERIOD   TO AVERAGE  TO AVERAGE
            OF PERIOD  INCOME    SECURITIES    INCOME          GAINS     OF PERIOD  RETURN+    (000)   NET ASSETS  NET ASSETS
------------------------------------------------------------------------------------------------------------------------------------
EQUITY INCOME FUND
------------------------------------------------------------------------------------------------------------------------------------
   CLASS I
   1998      $13.19    $0.14       $1.27       $(0.14)        --          $14.46    10.71%   $100,015     0.80%*     2.04%*
   1997       13.32     0.32        2.95        (0.32)       $(3.08)       13.19    25.04     131,968     0.80       2.34
   1996       13.07     0.33        2.35        (0.34)        (2.09)       13.32    21.01      58,035     0.80       2.55
   1995       10.26     0.31        3.29        (0.31)        (0.48)       13.07    35.55      44,202     0.80       2.61
   1994       11.17     0.32       (0.81)       (0.32)        (0.10)       10.26    (4.42)     34,514     0.80       2.96
   1993       10.72     0.29        0.80        (0.29)        (0.35)       11.17    10.27      38,237     0.80       2.65
   CLASS A
   1998      $13.22    $0.13       $1.27       $(0.13)        --          $14.49    10.56%   $ 19,460     1.05%*     1.79%*
   1997       13.35     0.29        2.94        (0.28)       $(3.08)       13.22    24.68      16,686     1.05       2.05
   1996       13.08     0.31        2.34        (0.29)        (2.09)       13.35    20.70      12,444     1.05       2.30
   1995       10.27     0.28        3.29        (0.28)        (0.48)       13.08    35.21       9,612     1.05       2.36
   1994       11.17     0.29       (0.80)       (0.29)        (0.10)       10.27    (4.56)      5,657     1.05       2.71
   1993       10.73     0.28        0.78        (0.27)        (0.35)       11.17     9.94       4,421     1.05       2.42
   CLASS B
   1998      $13.17    $0.08       $1.26       $(0.09)        --          $14.42    10.13%   $ 17,456     1.80%*     1.07%*
   1997 (1)   14.34     0.15        1.94        (0.18)       $(3.08)       13.17    22.87*      7,862     1.80       1.27
------------------------------------------------------------------------------------------------------------------------------------
MID CAP FUND
------------------------------------------------------------------------------------------------------------------------------------
   CLASS I
   1998      $14.80   $(0.06)      $1.17        --            --          $15.91     7.50%   $ 14,437     0.80%*    (0.46)%*
   1997       13.33     0.04        2.65       $(0.04)       $(1.18)       14.80    20.49      46,125     0.80       0.30
   1996       12.55     0.09        1.59        (0.09)        (0.81)       13.33    13.56      45,556     0.80       0.66
   1995       10.83     0.15        1.95        (0.15)        (0.23)       12.55    19.49      42,375     0.80       1.28
   1994       12.32     0.12       (1.27)       (0.12)        (0.22)       10.83    (9.34)    33,448      0.80       1.06
   1993       10.99     0.11        1.33        (0.11)        --           12.32    13.22     35,648      0.80       1.03
   CLASS A
   1998      $14.76   $(0.11)      $1.18        --            --          $15.83     7.25%    $ 3,616     1.05%*    (0.76)%*
   1997       13.31     0.01        2.64       $(0.02)       $(1.18)       14.76    20.16       5,147     1.05       0.06
   1996       12.53     0.05        1.59        (0.05)        (0.81)       13.31    13.32       5,846     1.05       0.41
   1995       10.82     0.12        1.94        (0.12)        (0.23)       12.53    19.13       5,653     1.05       1.03
   1994       12.31     0.10       (1.27)       (0.10)        (0.22)       10.82    (9.54)      4,567     1.05       0.85
   1993       10.99     0.09        1.32        (0.09)        --           12.31    12.88       2,720     1.05       0.83
------------------------------------------------------------------------------------------------------------------------------------
BALANCED FUND
------------------------------------------------------------------------------------------------------------------------------------
   CLASS I
   1998      $12.00    $0.13       $1.31       $(0.13)        --          $13.31    12.01%   $ 30,788     0.80%*     2.18%*
   1997       11.39     0.32        1.88        (0.32)       $(1.27)       12.00    19.68      24,362     0.80       2.67
   1996       12.05     0.48        1.16        (0.47)        (1.83)       11.39    13.77      19,243     0.80       3.68
   1995        9.91     0.44        2.27        (0.44)        (0.13)       12.05    27.76      32,145     0.80       3.89
   1994       10.78     0.37       (0.86)       (0.38)        --            9.91    (4.61)     26,921     0.80       3.64
   1993       10.35     0.38        0.43        (0.38)        --           10.78     7.89      25,712     0.80       3.75
   CLASS A
   1998      $12.02    $0.12       $1.30       $(0.11)        --          $13.33    11.86%   $ 10,779     1.05%*     1.93%*
   1997       11.40     0.26        1.92        (0.29)       $(1.27)       12.02    19.46       9,901     1.05       2.44
   1996       12.07     0.43        1.17        (0.44)        (1.83)       11.40    13.39       9,095     1.05       3.43
   1995        9.92     0.42        2.28        (0.42)        (0.13)       12.07    27.53       8,452     1.05       3.64
   1994       10.79     0.35       (0.87)       (0.35)        --            9.92    (4.87)      6,737     1.05       3.39
   1993       10.36     0.37        0.42        (0.36)        --           10.79     7.62       8,122     1.05       3.47
   CLASS B
   1998      $11.97    $0.08       $1.29       $(0.08)        --          $13.26    11.44%   $ 11,524     1.80%*     1.17%*
   1997 (1)   11.93     0.15        1.34        (0.18)       $(1.27)       11.97    19.45*      4,447     1.80       1.23
------------------------------------------------------------------------------------------------------------------------------------


            RATIO OF      RATIO OF NET
             EXPENSES      INVESTMENT
            TO AVERAGE      INCOME TO
           NET ASSETS  AVERAGE NET ASSETS  PORTFOLIO
            (EXCLUDING     (EXCLUDING       TURNOVER
             WAIVERS)       WAIVERS)          RATE
------------------------------------------------------------------------------------------------------------------------------------
EQUITY INCOME FUND
------------------------------------------------------------------------------------------------------------------------------------
   CLASS I
   1998        1.10%*          1.74%*         10.71%
   1997        1.09            2.05           76.67
   1996        1.09            2.26           85.47
   1995        1.10            2.31           42.97
   1994        1.08            2.68           37.76
   1993        1.10            2.35           89.89
   CLASS A
   1998        1.35%*          1.49%*         10.56%
   1997        1.34            1.76           76.67
   1996        1.34            2.01           85.47
   1995        1.35            2.06           42.97
   1994        1.33            2.43           37.76
   1993        1.35            2.12           89.89
   CLASS B
   1998        2.10%*          0.77%*         10.13%
   1997 (2)    2.13            0.94           76.67
------------------------------------------------------------------------------------------------------------------------------------
MID CAP FUND
------------------------------------------------------------------------------------------------------------------------------------
   CLASS I
   1998       1.18%*          (0.08)%*         7.50%
   1997       1.09             0.01           59.80
   1996       1.10             0.36           41.41
   1995       1.10             0.98           32.96
   1994       1.08             0.78           13.82
   1993       1.10             0.73           24.49
   CLASS A
   1998       1.43%*          (0.38)%*         7.25%
   1997       1.34            (0.23)          59.80
   1996       1.35             0.11           41.41
   1995       1.35             0.73           32.96
   1994       1.33             0.57           13.82
   1993       1.35             0.53           24.49
------------------------------------------------------------------------------------------------------------------------------------
BALANCED FUND
------------------------------------------------------------------------------------------------------------------------------------
   CLASS I
   1998       1.17%*           1.81%*         30.75%
   1997       1.14             2.33           93.85
   1996       1.11             3.37           43.80
   1995       1.11             3.58           41.63
   1994       1.09             3.35           27.15
   1993       1.14             3.41           63.03
   1992 (1)   1.20             3.48           82.76
   CLASS A
   1998       1.42%*           1.56%*         30.75%
   1997       1.39             2.10           93.85
   1996       1.36             3.12           43.80
   1995       1.36             3.33           41.63
   1994       1.34             3.10           27.15
   1993       1.38             3.14           63.03
   1992(1)    1.45             3.19           82.76
   CLASS B
   1998       2.17%*           0.80%*         30.75%
   1997(2)    2.28             0.75           93.85
------------------------------------------------------------------------------------------------------------------------------------

  *  ANNUALIZED

 (+) TOTAL RETURN DOES NOT REFLECT SALES LOADS ON CLASS A AND CLASS B SHARES.
 (1) COMMENCED OPERATIONS ON MAY 8, 1997. RATIOS FOR THIS PERIOD HAVE BEEN ANNUALIZED.

                        The accompanying notes are an integral part of the financial statements.




                                                                                                             [LOGO OMITTED]
                                                                                                              JUNE 30, 1998



                                                                                                                     RATIO OF
                                 REALIZED AND                                                                           NET
            NET ASSET             UNREALIZED  DISTRIBUTIONS  DISTRIBUTIONS                    NET ASSETS   RATIO OF  INVESTMENT
              VALUE      NET       GAINS OR     FROM NET        FROM      NET ASSET             END OF     EXPENSES    INCOME
            BEGINNING INVESTMENT   (LOSSES)   ON INVESTMENT     CAPITAL    VALUE END  TOTAL     PERIOD   TO AVERAGE  TO AVERAGE
            OF PERIOD INCOME(LOSS) SECURITIES    INCOME          GAINS     OF PERIOD  RETURN     (000)   NET ASSETS  NET ASSETS
------------------------------------------------------------------------------------------------------------------------------------
INTERNATIONAL EQUITY FUND
------------------------------------------------------------------------------------------------------------------------------------
   CLASS I
   1998      $10.34   $ 0.07      $ 1.42           --            --       $11.83    14.41%    $14,530     1.50%*     1.26%*
   1997       11.23     0.08       (0.04)      $(0.08)       $(0.85)       10.34     0.25      14,143     1.50       0.95
   1996       10.74     0.08        1.11        (0.08)        (0.62)       11.23    11.17      14,822     1.50       0.85
   1995 (1)   10.00     0.03        0.75        (0.02)        (0.02)       10.74     7.81      9,990      1.50       0.79
   CLASS A
   1998      $10.33   $ 0.07      $ 1.41           --            --       $11.81    14.33%    $   676     1.75%*     0.99%*
   1997       11.22     0.05       (0.04)      $(0.05)       $(0.85)       10.33     0.00         665     1.75       0.70
   1996       10.73     0.09        1.06        (0.04)        (0.62)       11.22    10.88         788     1.75       0.70
   1995 (2)   10.00     0.01        0.75        (0.01)        (0.02)       10.73     7.64         621     1.75       0.45
   CLASS B
   1998      $10.30   $ 0.03      $ 1.40           --           --        $11.73    13.88%    $   214     2.50%*     0.48%*
   1997(3)    11.45    (0.03)      (0.23)      $(0.04)       $(0.85)       10.30    (3.39) *      118     2.50      (0.60)%
------------------------------------------------------------------------------------------------------------------------------------

            RATIO OF      RATIO OF NET
             EXPENSES      INVESTMENT
            TO AVERAGE      INCOME TO
           NET ASSETS  AVERAGE NET ASSETS  PORTFOLIO
            (EXCLUDING     (EXCLUDING       TURNOVER
             WAIVERS)       WAIVERS)          RATE
------------------------------------------------------------------------------------------------------------------------------------
INTERNATIONAL EQUITY FUND
------------------------------------------------------------------------------------------------------------------------------------
   CLASS I
   1998      1.72%*           1.04%*         20.34%
   1997      1.69             0.76           71.22
   1996      1.73             0.62           67.03
   1995 (1)  2.11             0.18           14.32
   CLASS A
   1998      1.97%*           0.77%*         20.34%
   1997      1.95             0.50           71.22
   1996      1.98             0.47           67.03
   1995 (2)  2.38            (0.18)          14.32
   CLASS B
   1998      2.70%*           0.28%*         20.34%
   1997 (3)  2.70            (0.80)%         71.22
------------------------------------------------------------------------------------------------------------------------------------

 *  ANNUALIZED
(+) TOTAL RETURN DOES NOT REFLECT SALES LOADS ON CLASS A AND CLASS B SHARES.
(1) COMMENCED OPERATIONS ON MAY 1, 1995. RATIOS FOR THIS PERIOD HAVE BEEN ANNUALIZED.
(2) COMMENCED OPERATIONS ON MAY 4, 1995. RATIOS FOR THIS PERIOD HAVE BEEN ANNUALIZED.
(3) COMMENCED OPERATIONS ON MAY 7, 1997. RATIOS FOR THIS PERIOD HAVE BEEN ANNUALIZED.

                         The accompanying notes are an integral part of the financial statements.


Notes to Financial Statements

1. ORGANIZATION

The Pillar Funds (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end investment company with seventeen funds: the U.S. Treasury Securities Money Market Fund, the Prime Obligation Money Market Fund, the Tax-Exempt Money Market Fund, the U.S. Treasury Securities Plus Money Market Fund, Institutional Select Money Market Fund (the "Money Market Funds") the Short-Term Investment Fund, the Fixed Income Fund, the New Jersey Municipal Securities Fund, the Intermediate-Term Government Securities Fund, the Pennsylvania Municipal Securities Fund, the GNMA Fund, (the "Fixed Income Funds") the Equity Growth Fund, the Equity Value Fund, the Equity Income Fund, the Mid Cap Fund, the International Growth Fund (the "Equity Funds") and the Balanced Fund. Each of the Funds is "diversified" for purposes of the 1940 Act except for the New Jersey Municipal Securities Fund, the Pennsylvania Municipal Securities Fund and the International Growth Fund, each of which is a non-diversified Fund. Shares of the U.S. Treasury Securities Plus Money Market Fund are offered exclusively to customers of the Money Desk of the Bank Investment Division of Summit Bank. The minimum investment for this Fund is $100,000. The financial statements included herein present information relating to all of the Funds. The assets of each Fund are segregated and a shareholder's interest is limited to the Fund in which shares are held. The Funds' prospectus provides a description of each fund's investment objectives, policies and strategies.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies followed by the Trust.
     SECURITY VALUATION--The value of investment securities held by the Money Market Funds are stated at amortized cost, which approximates market value. Under this valuation method, purchase discounts and premiums are accreted and amortized ratably to maturity and are included in interest income.
     Investment in equity securities that are traded on a national securities exchange (or reported on the NASDAQ national market system) are stated at the last quoted sales price if readily available for such equity securities on each business day; other equity securities traded in the over-the-counter market and listed equity securities for which no sale was reported on that date are stated at the last quoted bid price. Debt obligations exceeding sixty days to maturity for which market quotations are readily available are valued at the most recently quoted bid price. Debt obligations with sixty days or less remaining until maturity may be valued at their amortized cost. Restricted securities for which quotations are not readily available are valued at fair value using methods determined in good faith under general trustee supervision.
     FEDERAL INCOME TAXES--It is each Fund's intention to qualify as a regulated investment company for Federal income tax purposes and to distribute all of its taxable income and net capital gains. Accordingly, no provisions for Federal income taxes are required.
     The International Equity Fund may be subject to taxes imposed by countries in which it invests with respect to its investments in issuers existing or operating in such countries. Such taxes are generally based on either income earned or repatriated. The International Growth Fund accrues such taxes when the related income is earned.
     FOREIGN CURRENCY TRANSLATION--The books and records of the International Equity Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis: o market value of investment securities, other assets and liabilities at the current rate of exchange; and o purchases and sales of investment securities, income and expenses at the relevant rates of exchange prevailing on the respective dates of such transactions.
     The International Equity Fund does not isolate that portion of gains and losses on equity investment securities that is due to changes in foreign exchange rates from that which is due to changes in market prices of such securities.
     The International Equity Fund reports gains and losses on foreign currency related transactions as realized and unrealized gains and losses for financial reporting purposes, whereas such gains and losses are treated as ordinary income or loss for Federal income tax purposes.

                                                                  [LOGO OMITTED]
                                                       JUNE 30, 1998 (UNAUDITED)

     REPURCHASE AGREEMENTS--Securities pledged as collateral for Repurchase Agreements are held by the custodian bank until the respective agreements mature. Provisions of the Repurchase Agreements and procedures adopted by the Adviser ensure that the market value of the collateral including accrued interest thereon, is sufficient in the event of default by the counterparty. If the counterparty defaults and the value of the collateral declines or if the counterparty enters into an insolvency proceeding, realization of the collateral by the Fund may be delayed or limited.
     SECURITY TRANSACTIONS AND INVESTMENT INCOME--Security transactions are accounted for on the date the security is purchased or sold (trade date). Costs used in determining realized gains and losses on the sale of investment securities are those of the specific securities sold adjusted for the accretion and amortization of purchase discounts and premiums during the respective holding periods. Interest income is recorded on the accrual basis; dividend income is recorded on the ex-dividend date. Purchase discounts and premiums on securities held by the Fixed Income Funds and the Balanced Fund are accreted and amortized to maturity using the scientific interest method, which approximates the effective interest method.
     DISTRIBUTIONS TO SHAREHOLDERS--Distributions from net investment income for the Money Market Funds and the Fixed Income Funds are declared daily and paid monthly. The Equity Funds and the Balanced Fund declare and pay distributions from net investment income quarterly, except for the International Growth Fund which declares and pays distributions periodically. Any net realized capital gains will be distributed at least annually for all Funds.
     EXPENSES--Expenses that are directly related to one of the Funds are charged directly to that Fund. Other operating expenses of the Trust are prorated to the Funds on the basis of relative net asset value. Class specific expenses, such as the 12b-1 fees, are borne by that class. Income, other expenses and realized and unrealized gains and losses of a Fund are allocated to the respective classes on the basis of the relative net assets each day.
     USE OF ESTIMATES--The preparation of the financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that effect the reported amount of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and reported amounts of revenues and expenses during the reporting period. Actual amounts could differ from these estimates.
     RECLASSIFICATION ON COMPONENTS OF NET ASSETS--In accordance with Statement of Position 93-2, "Determination, Disclosure, and Financial Statement Presentation of Income, Capital Gain, and Return of Capital Distribution by Investment Companies", $68,437, $106,226, $401,052, $147,169, $7,145, and $5,097
relating to differences attributable to the classification of short-term capital gains and net investment income for tax distribution purposes of the U.S. Treasury Securities Money Market, Equity Growth, Equity Value, Equity Income, Mid Cap and Balanced Funds, respectively, as of June 30, 1998 have been reclassified between the Fund's accumulated net realized gains/losses and undistributed net income accounts, as appropriate. These reclassifications had no effect on net asset value.

3. ORGANIZATION COSTS AND TRANSACTIONS WITH AFFILIATES
Organizational costs have been capitalized by the Funds and are being amortized over sixty months commencing with operations. In the event any of the initial shares of the Funds are redeemed by any holder thereof during the period that the Funds are amortizing their organizational costs, the redemption proceeds payable to the holder thereof will be reduced by the unamortized organizational costs in the same ratio as the number of initial shares being redeemed bears to the number of initial shares outstanding at the time of redemption. These costs include legal fees of approximately $47,000 for organizational work performed by a law firm of which two officers of the Trust are partners.
     Certain officers and /or Trustees of the Trust are also officers and/or directors of SEI Fund Resources (the "Administrator"). Such officers are paid no fees by the Trust for serving as officers of the Trust. The Trust pays each unaffiliated Trustee an annual fee for attendance at quarterly, interim and committee meetings.

4. ADMINISTRATION AND DISTRIBUTION AGREEMENTS
The Trust and the Administrator are parties to an administration agreement (the "Agreement"), under which the Administrator provides the Trust with administrative services for an annual fee that is calculated daily and paid monthly at an annual rate of 0.20% of the average daily net assets of each Fund with the exception of the U.S. Treasury Securities Plus Money Market Fund and the Institutional Select Money Market Fund with annual fees that are calculated daily and paid monthly at an annual rate of 0.35% and 0.10% of average daily net assets, respectively.
     SEI Investments Distribution Co. (the "Distributor") acts as the distributor of the Trust's shares. The Trust has adopted a distribution plan for Class A shares (the "Class A Plan") pursuant to Rule 12b-1 under the 1940 Act. Under the Class A Plan, the Distributor is entitled to receive from the Trust an annual distribution fee of 0.25% of the Fund's Class A average daily net assets.
     The Trust has also adopted a distribution plan for Class B shares (the "Class B Plan") pursuant to Rule 12b-1 under the 1940 Act. Under the Class B Plan, the Distributor is entitled to receive from the Trust an annual distribution fee of 0.75% of the Fund's Class B average daily net assets. Additionally, the Class B Plan provides that Class B shares are subject to a service fee at an annual rate of 0.25% of the Fund's Class B average daily net assets.
     The Trust has also adopted a distribution plan for Class S shares (the "Class S Plan") pursuant to Rule 12b-1 under the 1940 Act. Under the Class S Plan, the Distributor is entitled to receive from the Trust an annual distribution fee of 0.60% of the Fund's Class S average daily net assets. The Distributor has agreed to voluntarily waive a portion of its distribution fees from Class S shares in order to limit the operating expenses of the Funds.
     The Distributor receives no fees for its distribution services for Class I shares of any fund with the exception of the U.S. Treasury Securities Plus Money Market Fund which pays a distribution fee of 0.03% of average daily net assets.
5. INVESTMENT ADVISORY AND CUSTODIAN AGREEMENTS The Trust and Summit Bank Investment Management Division, a division of Summit Bank, (the "Adviser") are parties to an advisory agreement. Under the terms of the agreement, the Adviser will receive a fee, that is calculated daily and paid monthly, at an annual rate of 0.35% of the average daily net assets of the U.S. Treasury Securities Money Market, Prime Obligation Money Market and Tax-Exempt Money Market Funds, 0.15% of the average daily net assets of the U.S. Treasury Securities Plus Money Market Fund, 0.10% of the average daily net assets of the Institutional Select MoneyMarket Fund, 0.60% of the average daily net assets of the Fixed Income Funds and 0.75% of the average daily net assets of the Equity Funds and the Balanced Fund. The Trust and the Adviser are also parties to a second advisory agreement relating only to the International Growth Fund. Under the terms of the agreement, the Adviser receives a fee, that is calculated daily and paid monthly, at an annual rate of 1.00% of the average daily net assets of the International Growth Fund. The Adviser has voluntarily agreed to waive all or a portion of its fee in order to limit the operating expenses of the Funds.
     Wellington Management Company LLP serves as the investment sub-advisor to the International Growth Fund. The sub-advisory fees are paid by the Adviser.
     Summit Bank also acts as Custodian of securities for the Trust. The Custodian plays no role in determining the investment policies of the Trust or which securities are to be purchased or sold in the Funds. For its services, the Custodian receives a fee, that is calculated daily and paid monthly, at an annual rate of 0.025% of the average daily net assets of each domestic Fund and an annual rate of 0.17% of the average daily net assets of the International Growth Fund.

6. INVESTMENT TRANSACTIONS
The cost of security purchases and the proceeds from the sale of securities, other than short term investments, during the period ended June 30, 1998 were as follows:

                                                                  [LOGO OMITTED]
                                                       JUNE 30, 1998 (UNAUDITED)


                                       NEW
               SHORT-TERM   FIXED    JERSEY    INT.-TERM     PA
                  INV.     INCOME      MUNI.    GOV'T.      MUNI.    GNMA
               ---------- --------   -------- ----------  --------  --------
                 (000)      (000)     (000)      (000)      (000)    (000)
Purchases
  U.S. Gov't      --       53,373      --        8,401        --       434
  Other           --        2,945    14,802        --      13,008       --
Sales
  U.S. Gov't      --       46,237      --        4,617        --     7,222
  Other           --        6,911    19,256        --      15,404       --


                EQUITY   EQUITY    EQUITY      MID                 INTERNATIONAL
                GROWTH    VALUE    INCOME      CAP     BALANCED       EQUITY
               --------  -------  --------  --------  ----------  --------------
                 (000)    (000)    (000)      (000)      (000)        (000)
Purchases
  U.S. Gov't      --      2,547    3,536        --       7,835          --
  Other         92,723   26,642   25,549      3,726     15,725        2,789
Sales
  U.S. Gov't      --       --      4,678        --       6,415          --
  Other        117,707   67,804   50,672     39,848      7,398        5,788

At June 30, 1998, the total cost of securities and the net realized gains or losses on securities sold for Federal income tax purposes was not materially different from amounts reported for financial reporting purposes. The aggregate gross unrealized gain or loss on securities at June 30, 1998, for each Fund is as follows:

                                            NEW
                    SHORT-TERM    FIXED    JERSEY   INT.-TERM      PA
                       INV.      INCOME     MUNI.     GOV'T.      MUNI.    GNMA
                   ----------   --------  --------  ----------  -------- -------
                      (000)      (000)     (000)      (000)       (000)   (000)
Aggregate gross
  unrealized gain        1       4,023     4,965       448         908     --
Aggregate gross
  unrealized loss       --        (100)     (141)       (9)       (104)    --
                   ----------   --------  --------  ----------  -------- -------
Net unrealized
  gain                   1       3,923     4,824       439         804     --
                   ==========   ========  ========  ==========  ======== =======


                     EQUITY     EQUITY    EQUITY     MID           INTERNATIONAL
                     GROWTH      VALUE    INCOME     CAP   BALANCED   EQUITY
                   ----------  -------- --------  -------- --------  --------
                      (000)      (000)   (000)     (000)     (000)     (000)
Aggregate gross
  unrealized gain     52,642    65,363   27,648    5,487     9,426     3,307
Aggregate gross
  unrealized loss     (4,606)   (5,406)  (2,073)    (955)     (931)     (568)
                   ----------  -------- -------- --------- --------   -------
Net unrealized
  gain                48,036    59,957   25,575    4,532     8,495     2,739
                   ==========  ======== ======== ========= ========   =======

7. CONCENTRATION OF CREDIT RISK
The money market funds invest primarily in a portfolio of money market instruments maturing in one year or less whose ratings are within one of the two highest ratings category assigned by a nationally recognized statistical rating organization ("NRSRO") or, if not rated, are believed to be of comparable quality. The ability of the issuers of the securities held by a Fund to meet their obligations may be affected by economic developments in a specific industry, state or region. The Fixed Income Funds invest in debt instruments and the Balanced Fund invests in a combination of equity, fixed income and money market securities.
     The taxable funds may invest in bank obligations. As a result of this policy, these investments may be subject to greater risk than a fund that does not concentrate its investments in the banking industry. In particular, bank obligations may be subject to the risks associated with interest rate volatility, changes in federal and state laws and regulations governing banking and the inability of borrowers to pay principal and interest when due. In addition, foreign banks present the risk of investing in foreign securities and are not subject to the same reserve requirements and other regulations as those of U.S. banks.
     The New Jersey Municipal Securities and the Pennsylvania Municipal Securities Funds invest primarily in a diversified portfolio of municipal securities, including municipal bonds and debentures, rated Baa or better by a NRSRO, or, if not rated, determined by the Adviser to be of comparable quality. Although the Funds maintain a diversified portfolio, the issuers' ability to meet their obligations may be affected by economic developments in a specific state or region. The following tables present a summary of holdings in each of these portfolios:



                                               TAX-        U.S.    INSTITUTIONAL
                         U.S.                 EXEMPT     TREASURY      SELECT
                       TREASURY     PRIME     MONEY    SECURITIES     MONEY
                      SECURITIES  OBLIGATION  MARKET      PLUS        MARKET
                      ----------  ---------- --------  ----------- -------------
U.S. Gov't. Securities  47.6%        9.5%      3.6%        61%        13.2%
Repurchase Agreements   52.4        13.3        --         39         22.5
Municipal Securities     --          --       89.8         --          --
Commercial Paper         --         77.2        --         --         64.3
Other Short Term
  Securities             --          --        6.6         --          --

                           SHORT-TERM     FIXED     NEW JERSEY    INT.-TERM
                              INV.       INCOME       MUNI.         GOVT.
                          ------------ ---------- --------------  ----------
U.S. Gov't. Securities        94.9%       69.3%        --            99%
AAA                            --          9.9        65.2%          --
AA                             --         11.2        18.4           --
A                              --          8.1        11.4           --
BBB                            --          0.5         0.3           --
NR                             5.1         --          4.1           --
All Other                      --            1         0.6            1

                                                  PA
                                BALANCED         MUNI.       GNMA
                              ------------    ----------   --------
U.S. Gov't. Securities           15.4%            --         99.2%
AAA                               --             66.2%        --
AA                                6.6            23.6         --
A                                 4.5             9.4         --
BBB                               --              --          --
NR                                --              0.8         0.8
Common Stock                     69.6             --          --
All Other                         2.9             --          --

8. OPTIONS TRANSACTIONS
The Equity Growth Fund transacted in call options during the period. These transactions, which were undertaken principally to hedge against market risk, entail certain risks. These risks include: (1) the success of a hedging strategy may depend on an ability to predict movements in the prices of individual securities, fluctuations in markets and movements in interest rates; (2) there may be an imperfect correlation between the movement in prices of options and the securities underlying them; and (3) there may not be a liquid secondary market for options. Option activity for the Equity Growth Fund for the period ended June 30, 1998 is as follows:

                                              WRITTEN CALL OPTIONS
                                            ------------------------
                                             NUMBER      AMOUNT OF
                                           OF OPTIONS  PREMIUMS (000)
                                           ----------  --------------
Options outstanding at December 31, 1997          0      $     0
Options written                               1,010       (1,577)
Options closed or expired                       260          134
Options outstanding at June 30, 1998            750       (1,443)

The Fund realized gains of approximately $133,570 on written call options during the period ended June 30, 1998.
                                             WRITTEN CALL OPTIONS
                                            ------------------------
                                             NUMBER      AMOUNT OF
                                           OF OPTIONS  PREMIUMS (000)
                                           ----------  --------------
Options outstanding at December 31, 1997        0        $    0
Options written                               350          (134)
Options closed or expired                       0             0
Options outstanding at June 30, 1998          350          (134)

                                                  CALL OPTIONS
                                            ------------------------
                                             NUMBER        MARKET
                                           OF OPTIONS    VALUE (000)
                                           ----------  --------------
Options outstanding at December 31, 1997       285       $   677
Options purchased                            4,820         4,662
Options sold or expired                      2,720        (2,023)
Options outstanding at June 30, 1998         2,385         2,639

The Fund realized losses of approximately $107,309 on call options during the period ended June 30, 1998.
                                                  PUT OPTIONS
                                           --------------------------
                                             NUMBER        MARKET
                                           OF OPTIONS    VALUE (000)
                                           ----------  --------------
Options outstanding at December 31, 1997        0        $      0
Options purchased                             750           1,277
Options sold or expired                       400             874
Options outstanding at June 30, 1998          350             403

The Fund realized losses of approximately $794,016.17 on put options during the period ended June 30, 1998.

9. COMMON TRUST FUND CONVERSIONS On February 1, 1997, certain Common Trust Funds of Summit Bank and its affiliates were converted into the Pillar Funds. The Funds that were involved in the conversion were as follows:

Common Trust Fund                Pillar Fund
------------------               -----------
Pyramid Equity Income Fund       Equity Income Fund
First Valley Bank Pennsylvania   Pennsylvania Municipal
  Tax-Exempt Fund                  Securities Fund
Pyramid Government               Intermediate-Term
  Fund                             Government Securities Fund
Pyramid Municipal Fund
Summit Bank CTF                  New Jersey Municipal
  Tax-Exempt Fund                  Securities Fund
First Valley Bank Corporate/
  Government Income Fund
Summit Bank CTF
  Taxable Bond Fund
Pyramid Income Fund
Summit Bank Employee Benefit
  Bond Fund                      Fixed Income Fund
First Valley Bank Equity Fund
Pyramid Growth Fund              Equity Value Fund
Summit Bank Employee Benefit
  Common Stock Fund
Self Employed Retirement Fund
Summit Bank CTF Capital
  Growth Fund                    Equity Growth Fund

The number of shares issued for each fund and the net assets (including net unrealized gain/loss) of each fund immediately before the conversion were as follows:
                                                    Unrealized
Common Trust Fund                    Net Assets     Gain/(Loss)
------------------                   ----------     ----------
Pyramid Equity Income Fund           $34,921,068   $15,070,845
First Valley Bank Pennsylvania
  Tax-Exempt Fund                     37,351,305       479,926
Pyramid Government Fund               13,328,272        82,578
Pyramid Municipal Fund                27,106,556     1,470,536
Summit Bank CTF
  Tax-Exempt Fund                     81,341,717       994,062
First Valley Bank Corporate/
  Government Income Fund              25,359,209       (39,338)
Summit Bank CTF
  Taxable Bond Fund                   68,089,184        96,610
Pyramid Income Fund                   33,854,976       168,397
Summit Bank Employee
  Benefit Bond Fund                   46,538,572       (18,801)
First Valley Bank Equity Fund         29,213,010     6,986,551
Pyramid Growth Fund                   55,314,477    20,924,589
Summit Bank Employee
  Benefit Common Stock Fund           65,394,986     1,223,470
Self Employed Retirement Fund          3,352,225        39,136
Summit Bank CTF
  Capital Growth Fund                152,286,126    32,316,660

                                                                  [LOGO OMITTED]
                                                       JUNE 30, 1998 (UNAUDITED)
                                   Net Assets
Pillar Funds                   Prior to Conversion  Shares Issued
------------------             -------------------  -------------
Equity Income Fund              $   72,031,803        2,525,125
Pennsylvania Municipal
  Securities Fund                    4,058,459        3,676,310
Intermediate-Term Government
  Securities Fund                   27,272,305        1,311,380
New Jersey Municipal
  Securities Fund                   40,228,805       10,125,023
Fixed Income Fund                  103,362,682       17,056,956
Equity Value Fund                  132,299,525        6,015,148
Equity Growth Fund                     --            22,103,334

10. SHAREHOLDERS VOTING RESULTS
A special meeting of shareholders was called for June 22, 1998, at which the shareholders of Pillar International Growth Fund voted on the following proposals set forth below:
     Approve the selection of Vontobel as investment sub-advisor to the Fund, and approve an investment sub-advisory agreement between the Advisor and Vontobel.

         For ........................ 1,187,798
         Against ........................ 3,124
         Abstain .......................... 842

     Restate the Fund's investment objective from "long term capital growth" to "capital appreciation".

         For ........................ 1,165,081
         Against ........................ 2,097
         Abstain .......................... 842
         Broker Non-Vote ............... 23,746

     Revise a fundamental limitation of the Fund to increase from 5% to 10%, the Fund's ability to acquire the voting securities of any one issuer and to apply the 10% limit on the ownership of voting securities of an issuer to 75% of the total assets of the Fund, rather than 100% of its total assets.

         For ........................ 1,165,559
         Against ........................ 1,619
         Abstain .......................... 842
         Broker Non-Vote ............... 23,746




     Reclassify as "non-fundamental" a fundamental limitation of the Fund regarding investing in companies for the purpose of exercising control.

         For ........................ 1,163,608
         Against ........................ 3,570
         Abstain .......................... 842
         Broker Non-Vote ............... 23,746

     Reclassify as "non-fundamental" a fundamental limitation of the Fund that restricts the Fund's ability to purchase securities of issuers whose securities are owned by the officers, trustees, partners and directors of the Trust or any investment advisor of the Trust.

         For ........................ 1,163,133
         Against ........................ 4,044
         Abstain .........................  842
         Broker Non-Vote ............... 23,747

                                     Notes

                                The Pillar Funds
                               Semi-Annual Report
                               ------------------
                                  June 30, 1998



                               INVESTMENT ADVISER
                                   Summit Bank

                                  ADMINISTRATOR
                      SEI Investments Mutual Fund Services
                                 Oaks, PA 19456

                                   DISTRIBUTOR
                        SEI Investments Distribution Co.
                                 Oaks, PA 19456
                        --------------------------------

   SUMMIT BANK SERVES AS INVESTMENT ADVISOR AND CUSTODIAN TO THE PILLAR FUNDS. THE PILLAR FUNDS ARE DISTRIBUTED BY SEI INVESTMENTS DISTRIBUTION CO., OAKS,
 PA 19456. SEI INVESTMENTS DISTRIBUTION CO. IS NOT AFFILIATED WITH SUMMIT BANK. THE PILLAR FUNDS AND PILLAR ARE REGISTERED SERVICE MARKS OF SUMMIT BANK. YOUR
  INVESTMENT FOUNDATION AND THE STYLIZED "P" LOGO ARE SERVICE MARKS OF SUMMIT
     BANK. SUMMIT BANCORP AND SUMMIT ARE REGISTERED SERVICE MARKS OF SUMMIT
           BANCORP. SUMMIT BANK IS A SERVICE MARK OF SUMMIT BANCORP.

              THIS INFORMATION MUST BE PRECEDED OR ACCOMPANIED BY A
         CURRENT PROSPECTUS. FOR MORE INFORMATION CALL, 1-800-932-7782.
               READ IT CAREFULLY BEFORE YOU INVEST OR SEND MONEY.

PIL-F-008-07